UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short Duration High Income

Fund - Class A, Class T, and Class C

Annual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity® Short
Duration High Income Fund

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Matthew Conti, Lead Portfolio Manager of Fidelity Advisor® Short Duration High Income Fund: From inception on November 5, 2013, through April 30, 2014, the fund's Class A, Class T and Class C shares returned 2.25%, 2.25% and 1.88%, respectively, (excluding sales charges), versus 3.33% for The BofA Merrill LynchSM 1-5 Year BB-B US Cash Pay High Yield Constrained Index. By comparison, the Fidelity Short Duration High Income Composite IndexSM - representing the fund's neutral asset allocation of 80% short-duration high-yield bonds, 10% investment-grade bonds and 10% floating-rate bank loans - returned 3.00%. We believe the Composite index offers a more consistent basis for comparison. Since the fund's launch, I've liked diversified financial services, where firms were active issuers of shorter-duration securities. I also favored hospitals, as they were poised to benefit from the Affordable Care Act, which led to a reduction of charity care as more people signed up for insurance. In telecommunications, I gravitated toward manufacturers supplying equipment to service providers that continued to build out and upgrade their wireless infrastructures. Lastly, securities issued by airlines companies were attractive, as consolidation in the industry increased pricing power.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 5, 2013 to April 30, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2014	Expenses Paid During Period
Class A	1.05%
Actual		$ 1,000.00	$ 1,022.50	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26 D
Class T	1.05%
Actual		$ 1,000.00	$ 1,022.50	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26 D
Class C	1.80%
Actual		$ 1,000.00	$ 1,018.80	$ 8.81 C
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00 D
Short Duration High Income	.80%
Actual		$ 1,000.00	$ 1,023.70	$ 3.93 C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01 D
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,023.70	$ 3.93 C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the period November 5, 2013 to April 30, 2014).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.4
Schaeffler Holding Finance BV	2.8
Alcatel-Lucent Usa, Inc.	2.4
Tenet Healthcare Corp.	2.2
U.S. Airways Group, Inc.	2.0
12.8
Top Five Market Sectors as of April 30, 2014
% of fund's net assets
Diversified Financial Services	11.0
Healthcare	10.4
Telecommunications	8.8
Technology	7.5
Automotive	6.7
Quality Diversification (% of fund's net assets)
As of April 30, 2014
AAA,AA,A 1.0%
BBB 8.2%
BB 33.0%
B 49.3%
CCC,CC,C 4.8%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of April 30, 2014

Years	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*
Nonconvertible Bonds 85.8%
Bank Loan Obligations 11.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	23.9%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.8%
	Principal Amount	Value
Air Transportation - 3.9%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 207,380
U.S. Airways Group, Inc. 6.125% 6/1/18	1,320,000	1,389,300
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,077,500
		2,674,180
Automotive - 6.6%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	691,350
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	300,000	328,500
8% 6/15/19 (b)	200,000	219,000
Dana Holding Corp. 6.5% 2/15/19	300,000	318,750
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	205,264
General Motors Co. 3.5% 10/2/18 (b)	275,000	280,844
General Motors Financial Co., Inc. 3.25% 5/15/18	300,000	303,000
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	200,000	206,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(d)	1,800,000	1,910,234
		4,463,442
Banks & Thrifts - 4.3%
Ally Financial, Inc.:
2.75% 1/30/17	40,000	40,500
3.5% 1/27/19	410,000	413,075
4.75% 9/10/18	340,000	360,400
Bank of America Corp.:
2% 1/11/18	150,000	150,243
6% 9/1/17	250,000	283,676
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	200,497
Regions Bank 7.5% 5/15/18	250,000	295,031
SunTrust Bank 1.35% 2/15/17	200,000	200,360
Synovus Financial Corp. 5.125% 6/15/17	900,000	947,250
		2,891,032
Broadcasting - 0.9%
Clear Channel Communications, Inc.:
4.9% 5/15/15	100,000	103,750
5.5% 12/15/16	425,000	416,500
9% 12/15/19	75,000	79,875
		600,125
Building Materials - 2.8%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	103,313
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	1,000,000	1,050,000
HD Supply, Inc. 8.125% 4/15/19	300,000	332,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.:
7.25% 1/15/19 (b)	$ 100,000	$ 105,250
7.625% 4/1/19	200,000	215,000
U.S. Concrete, Inc. 8.5% 12/1/18 (b)	100,000	108,750
		1,914,563
Cable TV - 2.5%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	170,063
DISH DBS Corp.:
4.25% 4/1/18	155,000	161,975
4.625% 7/15/17	200,000	212,750
7.875% 9/1/19	185,000	219,456
Numericable Group SA 4.875% 5/15/19 (b)(c)	700,000	707,000
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	226,570
		1,697,814
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,999
Chemicals - 2.3%
LSB Industries, Inc. 7.75% 8/1/19 (b)	15,000	16,050
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	516,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	980,000	1,043,700
		1,576,000
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (b)	305,000	322,919
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	300,000	329,250
9% 4/15/19	500,000	533,750
		1,185,919
Diversified Financial Services - 10.5%
Aircastle Ltd.:
4.625% 12/15/18	795,000	813,881
6.75% 4/15/17	200,000	224,000
CIT Group, Inc.:
3.875% 2/19/19	60,000	60,675
5.25% 3/15/18	315,000	337,838
5.5% 2/15/19 (b)	100,000	107,750
Citigroup, Inc. 4.45% 1/10/17	200,000	216,026
Discover Financial Services 6.45% 6/12/17	200,000	228,110
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
General Electric Capital Corp. 2.3% 1/14/19	$ 100,000	$ 101,273
Goldman Sachs Group, Inc. 1.3359% 11/15/18 (d)	200,000	202,030
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (b)	880,000	886,600
4.875% 3/15/19 (b)	1,395,000	1,414,181
ILFC E-Capital Trust I 5.46% 12/21/65 (b)(d)	115,000	109,250
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	45,000	43,538
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,525
6.25% 5/15/19	175,000	193,156
8.75% 3/15/17	400,000	466,000
Morgan Stanley 2.125% 4/25/18	150,000	150,347
NiSource Finance Corp. 5.25% 9/15/17	200,000	222,724
SLM Corp.:
4.875% 6/17/19	655,000	673,834
5.5% 1/15/19	450,000	473,175
8.45% 6/15/18	90,000	106,088
		7,166,204
Electric Utilities - 2.6%
Atlantic Power Corp. 9% 11/15/18	305,000	321,775
DCP Midstream Operating LP 2.5% 12/1/17	100,000	102,329
NRG Energy, Inc. 7.625% 1/15/18	1,175,000	1,330,688
		1,754,792
Energy - 4.1%
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	222,920
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	1,091,400
Chesapeake Energy Corp. 3.4677% 4/15/19 (d)	10,000	10,100
Energy Partners Ltd. 8.25% 2/15/18	35,000	37,800
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	400,000	418,000
Exterran Holdings, Inc. 7.25% 12/1/18	100,000	105,875
Forbes Energy Services Ltd. 9% 6/15/19	25,000	25,563
Offshore Group Investment Ltd. 7.5% 11/1/19	70,000	72,800
Petroleos Mexicanos 3.5% 7/18/18	250,000	259,063
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	135,000	145,125
Western Gas Partners LP 2.6% 8/15/18	200,000	202,437
Whiting Petroleum Corp. 5% 3/15/19	200,000	210,500
		2,801,583
Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	200,000	208,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 1.5%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (b)	$ 625,000	$ 646,875
MGM Mirage, Inc. 7.625% 1/15/17	300,000	342,000
		988,875
Healthcare - 9.6%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,172,144
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18	575,000	623,875
9.875% 4/15/18	200,000	218,000
Express Scripts Holding Co. 2.65% 2/15/17	200,000	207,488
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	1,075,000	1,169,063
HCA Holdings, Inc.:
3.75% 3/15/19	305,000	307,288
6.5% 2/15/16	450,000	488,250
HealthSouth Corp. 7.25% 10/1/18	400,000	422,000
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,235,000	1,238,088
6.25% 11/1/18	210,000	231,105
Valeant Pharmaceuticals International:
6.75% 10/1/17 (b)	300,000	315,000
6.75% 8/15/18 (b)	150,000	162,375
		6,554,676
Homebuilders/Real Estate - 6.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,114
D.R. Horton, Inc.:
3.625% 2/15/18	200,000	203,000
3.75% 3/1/19	230,000	229,425
Developers Diversified Realty Corp. 4.75% 4/15/18	150,000	162,989
KB Home 4.75% 5/15/19	595,000	593,513
Lennar Corp.:
4.125% 12/1/18	50,000	50,500
4.5% 6/15/19	430,000	434,838
Liberty Property LP 6.625% 10/1/17	150,000	172,440
Mack-Cali Realty LP 2.5% 12/15/17	150,000	151,705
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	565,000	567,825
Standard Pacific Corp.:
8.375% 5/15/18	500,000	590,000
10.75% 9/15/16	400,000	478,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp. 4% 12/31/18	$ 335,000	$ 342,119
William Lyon Homes, Inc. 5.75% 4/15/19 (b)	250,000	255,000
		4,393,468
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	200,000	223,718
ING U.S., Inc. 2.9% 2/15/18	200,000	206,338
		430,056
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	351,050
Metals/Mining - 1.9%
Anglo American Capital PLC 1.1764% 4/15/16 (b)(d)	200,000	200,606
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	200,000	201,110
Imperial Metals Corp. 7% 3/15/19 (b)	700,000	713,472
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	135,000	141,413
		1,256,601
Paper - 2.0%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	1,225,000	1,364,344
Publishing/Printing - 0.1%
R.R. Donnelley & Sons Co. 7.25% 5/15/18	58,000	67,280
Services - 2.2%
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	154,063
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	882,750
Hertz Corp. 4.25% 4/1/18	460,000	474,950
		1,511,763
Shipping - 2.0%
Aguila 3 SA 7.875% 1/31/18 (b)	860,000	910,525
CEVA Group PLC 4% 5/1/18 (b)	400,000	374,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19	90,000	91,350
		1,375,875
Steel - 1.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	121,200
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	37,581
11.25% 10/15/18	155,000	173,988
Steel Dynamics, Inc. 6.125% 8/15/19	500,000	546,250
		879,019
Super Retail - 0.6%
Best Buy Co., Inc. 5% 8/1/18	405,000	419,702
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 5.9%
ADT Corp.:
2.25% 7/15/17	$ 30,000	$ 29,700
4.125% 4/15/19	95,000	93,528
Advanced Micro Devices, Inc. 6.75% 3/1/19 (b)	1,285,000	1,333,188
Dell, Inc. 5.65% 4/15/18	540,000	565,650
First Data Corp. 7.375% 6/15/19 (b)	500,000	536,250
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	1,145,000	1,143,569
Seagate HDD Cayman 3.75% 11/15/18 (b)	255,000	263,925
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	53,250
		4,019,060
Telecommunications - 8.3%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	1,440,000	1,474,200
AT&T, Inc. 1.1436% 11/27/18 (d)	200,000	203,857
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	155,633
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	211,088
Level 3 Financing, Inc. 3.8459% 1/15/18 (b)(d)	390,000	395,850
Sprint Communications, Inc.:
9% 11/15/18 (b)	335,000	408,281
9.125% 3/1/17	200,000	236,750
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	420,000	442,575
6.464% 4/28/19	635,000	673,100
Telesat Canada/Telesat LLC 6% 5/15/17 (b)	290,000	299,788
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,873
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	750,000	789,375
7.25% 2/15/18 (b)	95,000	99,988
		5,657,358
TOTAL NONCONVERTIBLE BONDS (Cost $57,956,517)		58,404,280
Bank Loan Obligations - 11.3%

Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	19,950	19,950
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	60,000	59,400
Tranche B, term loan 3.5% 5/24/17 (d)	19,949	19,924
		99,274
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (d)	$ 190,000	$ 188,338
Nielsen Finance LLC:
Tranche B 1LN, term loan 2.402% 5/30/17 (d)	115,000	115,000
Tranche B 2LN, term loan 3.152% 4/15/21 (d)	70,000	70,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	24,938	24,782
		398,120
Building Materials - 0.5%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	135,000	132,806
Tranche 2LN, term loan 7.75% 4/1/22 (d)	25,000	25,125
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (d)	59,848	59,776
Nortek, Inc. Tranche B, term loan 10/30/20 (e)	135,000	134,663
		352,370
Cable TV - 0.9%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	348,621	343,391
CSC Holdings LLC Tranche B, term loan 2.6503% 4/17/20 (d)	149,373	147,327
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (e)	67,019	66,935
Tranche B 2LN, term loan 4/23/20 (e)	57,981	57,908
		615,561
Containers - 0.8%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (d)	15,000	14,925
4.25% 12/17/19 (d)	104,738	104,214
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	30,000	29,775
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	114,712	114,713
Signode Packaging Systems, Inc. Tranche B, term loan 4/8/21 (e)	285,000	284,288
		547,915
Diversified Financial Services - 0.5%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	75,000	75,000
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - continued
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	$ 100,000	$ 102,375
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	170,000	169,150
		346,525
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	298,746	291,651
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (d)	40,000	39,952
		331,603
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	155,000	153,256
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	105,000	108,150
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	9,975	9,950
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	5,000	4,975
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	119,700	118,353
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	4,988	5,000
		399,684
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	99,269	98,896
Food/Beverage/Tobacco - 0.3%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (d)	100,000	101,750
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (d)	100,000	98,750
Tranche B 1LN, term loan 4.2531% 2/18/21 (d)	14,963	14,906
		215,406
Gaming - 1.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	199,500	200,498
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (e)	25,000	24,938
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (d)	108,229	110,529
5.5% 11/21/19 (d)	46,384	47,369
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	$ 364,338	$ 362,060
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	149,244	148,319
		893,713
Healthcare - 0.8%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	29,925	30,000
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	70,000	69,913
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (d)	220,000	219,450
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9836% 5/1/18 (d)	109,450	109,319
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (d)	89,182	88,736
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (d)	5,000	5,025
Tranche B 1LN, term loan 4.25% 1/28/21 (d)	10,000	9,900
		532,343
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	40,000	39,800
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (d)	85,930	86,145
Tranche B 1LN, term loan 4.5% 11/30/19 (d)	85,519	85,091
		171,236
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	134,325	133,485
Publishing/Printing - 0.2%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (d)	141,375	143,142
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (d)	360,000	356,850
Services - 0.6%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	40,000	39,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	69,786	69,786
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	$ 174,707	$ 174,271
Tranche DD, term loan 4% 11/8/20 (d)	44,693	44,581
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	70,000	68,950
Orbitz Worldwide, Inc. Tranche C, term loan 4.5% 4/15/21 (d)	35,000	35,044
		432,132
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (d)	39,900	40,199
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (d)	45,000	45,225
Tranche B 1LN, term loan 4.5% 4/9/21 (d)	80,000	79,900
		125,125
Technology - 1.6%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (e)	165,000	165,825
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (d)	120,000	119,400
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	199,000	198,761
First Data Corp. term loan 4.1523% 3/24/18 (d)	200,000	199,000
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (d)	104,738	104,607
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	14,963	14,870
NXP BV Tranche D, term loan 3.75% 1/11/20 (d)	54,725	54,315
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	205,000	204,744
		1,061,522
Telecommunications - 0.5%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (d)	124,370	124,215
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	199,500	202,243
		326,458
TOTAL BANK LOAN OBLIGATIONS (Cost $7,672,444)		7,661,359
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $3,436,942)	3,436,942	$ 3,436,942
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $69,065,903)		69,502,581
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,432,749)
NET ASSETS - 100%		$ 68,069,832
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,567,621 or 37.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,743
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 58,404,280	$ -	$ 58,404,280	$ -
Bank Loan Obligations	7,661,359	-	7,661,359	-
Money Market Funds	3,436,942	3,436,942	-	-
Total Investments in Securities:	$ 69,502,581	$ 3,436,942	$ 66,065,639	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.1%
Luxembourg	5.2%
Netherlands	4.9%
Canada	2.8%
Bermuda	2.2%
Austria	2.0%
Mexico	1.9%
United Kingdom	1.2%
France	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $65,628,961)	$ 66,065,639
Fidelity Central Funds (cost $3,436,942)	3,436,942
Total Investments (cost $69,065,903)		$ 69,502,581
Cash		76,466
Receivable for investments sold		465,416
Receivable for fund shares sold		172,925
Interest receivable		872,994
Distributions receivable from Fidelity Central Funds		335
Prepaid expenses		42,359
Receivable from investment adviser for expense reductions		18,454
Total assets		71,151,530

Liabilities
Payable for investments purchased Regular delivery	$ 2,733,252
Delayed delivery	200,000
Payable for fund shares redeemed	41,017
Distributions payable	11,410
Accrued management fee	30,554
Distribution and service plan fees payable	3,753
Other affiliated payables	7,120
Other payables and accrued expenses	54,592
Total liabilities		3,081,698

Net Assets		$ 68,069,832
Net Assets consist of:
Paid in capital		$ 67,628,884
Undistributed net investment income		7,490
Accumulated undistributed net realized gain (loss) on investments		(3,220)
Net unrealized appreciation (depreciation) on investments		436,678
Net Assets		$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,043,392 ÷ 301,348 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class T: Net Asset Value and redemption price per share ($2,946,035 ÷ 291,709 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class C: Net Asset Value and offering price per share ($3,114,243 ÷ 308,364 shares)A	$ 10.10

Short Duration High Income: Net Asset Value, offering price and redemption price per share ($54,546,839 ÷ 5,401,078 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,419,323 ÷ 437,592 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period November 5, 2013 (commencement of operations) to April 30, 2014

Investment Income
Interest		$ 781,616
Income from Fidelity Central Funds		1,743
Total income		783,359

Expenses
Management fee	$ 118,624
Transfer agent fees	24,411
Distribution and service plan fees	20,041
Accounting fees and expenses	8,768
Custodian fees and expenses	8,145
Independent trustees' compensation	60
Registration fees	49,473
Audit	53,900
Legal	6
Miscellaneous	978
Total expenses before reductions	284,406
Expense reductions	(98,237)	186,169
Net investment income (loss)		597,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,597)
Change in net unrealized appreciation (depreciation) on investment securities		436,678
Net gain (loss)		433,081
Net increase (decrease) in net assets resulting from operations		$ 1,030,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 5, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 597,190
Net realized gain (loss)	(3,597)
Change in net unrealized appreciation (depreciation)	436,678
Net increase (decrease) in net assets resulting from operations	1,030,271
Distributions to shareholders from net investment income	(589,323)
Share transactions - net increase (decrease)	67,622,775
Redemption fees	6,109
Total increase (decrease) in net assets	68,069,832

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $7,490)	$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.132
Net realized and unrealized gain (loss)	.091
Total from investment operations	.223
Distributions from net investment income	(.124)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	2.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,043
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.132
Net realized and unrealized gain (loss)	.091
Total from investment operations	.223
Distributions from net investment income	(.124)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	2.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,946
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.096
Net realized and unrealized gain (loss)	.090
Total from investment operations	.186
Distributions from net investment income	(.087)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	1.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.37% A
Expenses net of fee waivers, if any	1.80% A
Expenses net of all reductions	1.80% A
Net investment income (loss)	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short Duration High Income

Year ended April 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.142
Net realized and unrealized gain (loss)	.093
Total from investment operations	.235
Distributions from net investment income	(.136)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.10
Total Return B,C	2.37%
Ratios to Average Net Assets E,H
Expenses before reductions	1.24% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	2.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,547
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended April 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.143
Net realized and unrealized gain (loss)	.091
Total from investment operations	.234
Distributions from net investment income	(.135)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.10
Total Return B,C	2.37%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	2.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,419
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 548,896
Gross unrealized depreciation	(109,112)
Net unrealized appreciation (depreciation) on securities and other investments	$ 439,784

Tax Cost	$ 69,062,797

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,283
Capital loss carryforward	$ (3,119)
Net unrealized appreciation (depreciation)	$ 439,784

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration	$ (3,119)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

April 30, 2014
Ordinary Income	$ 589,323

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days may be subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,017,146 and $9,084,044, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,244	$ 3,244
Class T	-%	.25%	3,292	3,292
Class C	.75%	.25%	13,505	13,505
			$ 20,041	$ 20,041

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 287
Class T	76
$ 363

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,126.17
Class T	2,176.17
Class C	2,190.16
Short Duration High Income	15,341.10
Institutional Class	2,578.16
	$ 24,411

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$ 7,259
Class T	1.05%	7,386
Class C	1.80%	7,693
Short Duration High Income	.80%	67,418
Institutional Class	.80%	8,461
		$ 98,217

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30,	2014 A
From net investment income
Class A	$ 32,624
Class T	33,201
Class C	24,151
Short Duration High Income	455,094
Institutional Class	44,253
Total	$ 589,323

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

Year ended April 30,	Shares 2014 A	Dollars 2014 A
Class A
Shares sold	298,414	$ 2,988,334
Reinvestment of distributions	3,242	32,613
Shares redeemed	(308)	(3,108)
Net increase (decrease)	301,348	$ 3,017,839
Class T
Shares sold	289,499	$ 2,897,407
Reinvestment of distributions	3,300	33,200
Shares redeemed	(1,090)	(11,000)
Net increase (decrease)	291,709	$ 2,919,607
Class C
Shares sold	305,988	$ 3,063,328
Reinvestment of distributions	2,399	24,149
Shares redeemed	(23)	(237)
Net increase (decrease)	308,364	$ 3,087,240
Short Duration High Income
Shares sold	5,525,954	$ 55,472,301
Reinvestment of distributions	41,070	413,727
Shares redeemed	(165,946)	(1,674,509)
Net increase (decrease)	5,401,078	$ 54,211,519
Institutional Class
Shares sold	450,882	$ 4,520,932
Reinvestment of distributions	4,389	44,172
Shares redeemed	(17,679)	(178,534)
Net increase (decrease)	437,592	$ 4,386,570

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Short Duration High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Short Duration High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 5, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Short Duration High Income Fund as of April 30, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 5, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2013 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2013 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $353,759 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

On September 18, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.  The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also noted that the projected total expense ratio for a class of the fund would rank above the median for funds with the same load structure, but considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund until June 30, 2015, to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDH-UANN-0614
1.969454.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short Duration High Income

Fund - Institutional Class

Annual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity® Short
Duration High Income Fund

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Matthew Conti, Lead Portfolio Manager of Fidelity Advisor® Short Duration High Income Fund: From inception on November 5, 2013, through April 30, 2014, the fund's Institutional Class shares returned 2.37%, versus 3.33% for The BofA Merrill LynchSM 1-5 Year BB-B US Cash Pay High Yield Constrained Index. By comparison, the Fidelity Short Duration High Income Composite IndexSM - representing the fund's neutral asset allocation of 80% short-duration high-yield bonds, 10% investment-grade bonds and 10% floating-rate bank loans - returned 3.00%. We believe the Composite index offers a more consistent basis for comparison. Since the fund's launch, I've liked diversified financial services, where firms were active issuers of shorter-duration securities. I also favored hospitals, as they were poised to benefit from the Affordable Care Act, which led to a reduction of charity care as more people signed up for insurance. In telecommunications, I gravitated toward manufacturers supplying equipment to service providers that continued to build out and upgrade their wireless infrastructures. Lastly, securities issued by airlines companies were attractive, as consolidation in the industry increased pricing power.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 5, 2013 to April 30, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2014	Expenses Paid During Period
Class A	1.05%
Actual		$ 1,000.00	$ 1,022.50	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26 D
Class T	1.05%
Actual		$ 1,000.00	$ 1,022.50	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26 D
Class C	1.80%
Actual		$ 1,000.00	$ 1,018.80	$ 8.81 C
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00 D
Short Duration High Income	.80%
Actual		$ 1,000.00	$ 1,023.70	$ 3.93 C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01 D
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,023.70	$ 3.93 C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the period November 5, 2013 to April 30, 2014).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.4
Schaeffler Holding Finance BV	2.8
Alcatel-Lucent Usa, Inc.	2.4
Tenet Healthcare Corp.	2.2
U.S. Airways Group, Inc.	2.0
12.8
Top Five Market Sectors as of April 30, 2014
% of fund's net assets
Diversified Financial Services	11.0
Healthcare	10.4
Telecommunications	8.8
Technology	7.5
Automotive	6.7
Quality Diversification (% of fund's net assets)
As of April 30, 2014
AAA,AA,A 1.0%
BBB 8.2%
BB 33.0%
B 49.3%
CCC,CC,C 4.8%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of April 30, 2014

Years	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*
Nonconvertible Bonds 85.8%
Bank Loan Obligations 11.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	23.9%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.8%
	Principal Amount	Value
Air Transportation - 3.9%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 207,380
U.S. Airways Group, Inc. 6.125% 6/1/18	1,320,000	1,389,300
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,077,500
		2,674,180
Automotive - 6.6%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	691,350
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	300,000	328,500
8% 6/15/19 (b)	200,000	219,000
Dana Holding Corp. 6.5% 2/15/19	300,000	318,750
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	205,264
General Motors Co. 3.5% 10/2/18 (b)	275,000	280,844
General Motors Financial Co., Inc. 3.25% 5/15/18	300,000	303,000
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	200,000	206,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(d)	1,800,000	1,910,234
		4,463,442
Banks & Thrifts - 4.3%
Ally Financial, Inc.:
2.75% 1/30/17	40,000	40,500
3.5% 1/27/19	410,000	413,075
4.75% 9/10/18	340,000	360,400
Bank of America Corp.:
2% 1/11/18	150,000	150,243
6% 9/1/17	250,000	283,676
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	200,497
Regions Bank 7.5% 5/15/18	250,000	295,031
SunTrust Bank 1.35% 2/15/17	200,000	200,360
Synovus Financial Corp. 5.125% 6/15/17	900,000	947,250
		2,891,032
Broadcasting - 0.9%
Clear Channel Communications, Inc.:
4.9% 5/15/15	100,000	103,750
5.5% 12/15/16	425,000	416,500
9% 12/15/19	75,000	79,875
		600,125
Building Materials - 2.8%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	103,313
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	1,000,000	1,050,000
HD Supply, Inc. 8.125% 4/15/19	300,000	332,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.:
7.25% 1/15/19 (b)	$ 100,000	$ 105,250
7.625% 4/1/19	200,000	215,000
U.S. Concrete, Inc. 8.5% 12/1/18 (b)	100,000	108,750
		1,914,563
Cable TV - 2.5%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	170,063
DISH DBS Corp.:
4.25% 4/1/18	155,000	161,975
4.625% 7/15/17	200,000	212,750
7.875% 9/1/19	185,000	219,456
Numericable Group SA 4.875% 5/15/19 (b)(c)	700,000	707,000
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	226,570
		1,697,814
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,999
Chemicals - 2.3%
LSB Industries, Inc. 7.75% 8/1/19 (b)	15,000	16,050
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	516,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	980,000	1,043,700
		1,576,000
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (b)	305,000	322,919
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	300,000	329,250
9% 4/15/19	500,000	533,750
		1,185,919
Diversified Financial Services - 10.5%
Aircastle Ltd.:
4.625% 12/15/18	795,000	813,881
6.75% 4/15/17	200,000	224,000
CIT Group, Inc.:
3.875% 2/19/19	60,000	60,675
5.25% 3/15/18	315,000	337,838
5.5% 2/15/19 (b)	100,000	107,750
Citigroup, Inc. 4.45% 1/10/17	200,000	216,026
Discover Financial Services 6.45% 6/12/17	200,000	228,110
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
General Electric Capital Corp. 2.3% 1/14/19	$ 100,000	$ 101,273
Goldman Sachs Group, Inc. 1.3359% 11/15/18 (d)	200,000	202,030
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (b)	880,000	886,600
4.875% 3/15/19 (b)	1,395,000	1,414,181
ILFC E-Capital Trust I 5.46% 12/21/65 (b)(d)	115,000	109,250
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	45,000	43,538
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,525
6.25% 5/15/19	175,000	193,156
8.75% 3/15/17	400,000	466,000
Morgan Stanley 2.125% 4/25/18	150,000	150,347
NiSource Finance Corp. 5.25% 9/15/17	200,000	222,724
SLM Corp.:
4.875% 6/17/19	655,000	673,834
5.5% 1/15/19	450,000	473,175
8.45% 6/15/18	90,000	106,088
		7,166,204
Electric Utilities - 2.6%
Atlantic Power Corp. 9% 11/15/18	305,000	321,775
DCP Midstream Operating LP 2.5% 12/1/17	100,000	102,329
NRG Energy, Inc. 7.625% 1/15/18	1,175,000	1,330,688
		1,754,792
Energy - 4.1%
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	222,920
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	1,091,400
Chesapeake Energy Corp. 3.4677% 4/15/19 (d)	10,000	10,100
Energy Partners Ltd. 8.25% 2/15/18	35,000	37,800
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	400,000	418,000
Exterran Holdings, Inc. 7.25% 12/1/18	100,000	105,875
Forbes Energy Services Ltd. 9% 6/15/19	25,000	25,563
Offshore Group Investment Ltd. 7.5% 11/1/19	70,000	72,800
Petroleos Mexicanos 3.5% 7/18/18	250,000	259,063
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	135,000	145,125
Western Gas Partners LP 2.6% 8/15/18	200,000	202,437
Whiting Petroleum Corp. 5% 3/15/19	200,000	210,500
		2,801,583
Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	200,000	208,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 1.5%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (b)	$ 625,000	$ 646,875
MGM Mirage, Inc. 7.625% 1/15/17	300,000	342,000
		988,875
Healthcare - 9.6%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,172,144
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18	575,000	623,875
9.875% 4/15/18	200,000	218,000
Express Scripts Holding Co. 2.65% 2/15/17	200,000	207,488
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	1,075,000	1,169,063
HCA Holdings, Inc.:
3.75% 3/15/19	305,000	307,288
6.5% 2/15/16	450,000	488,250
HealthSouth Corp. 7.25% 10/1/18	400,000	422,000
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,235,000	1,238,088
6.25% 11/1/18	210,000	231,105
Valeant Pharmaceuticals International:
6.75% 10/1/17 (b)	300,000	315,000
6.75% 8/15/18 (b)	150,000	162,375
		6,554,676
Homebuilders/Real Estate - 6.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,114
D.R. Horton, Inc.:
3.625% 2/15/18	200,000	203,000
3.75% 3/1/19	230,000	229,425
Developers Diversified Realty Corp. 4.75% 4/15/18	150,000	162,989
KB Home 4.75% 5/15/19	595,000	593,513
Lennar Corp.:
4.125% 12/1/18	50,000	50,500
4.5% 6/15/19	430,000	434,838
Liberty Property LP 6.625% 10/1/17	150,000	172,440
Mack-Cali Realty LP 2.5% 12/15/17	150,000	151,705
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	565,000	567,825
Standard Pacific Corp.:
8.375% 5/15/18	500,000	590,000
10.75% 9/15/16	400,000	478,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp. 4% 12/31/18	$ 335,000	$ 342,119
William Lyon Homes, Inc. 5.75% 4/15/19 (b)	250,000	255,000
		4,393,468
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	200,000	223,718
ING U.S., Inc. 2.9% 2/15/18	200,000	206,338
		430,056
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	351,050
Metals/Mining - 1.9%
Anglo American Capital PLC 1.1764% 4/15/16 (b)(d)	200,000	200,606
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	200,000	201,110
Imperial Metals Corp. 7% 3/15/19 (b)	700,000	713,472
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	135,000	141,413
		1,256,601
Paper - 2.0%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	1,225,000	1,364,344
Publishing/Printing - 0.1%
R.R. Donnelley & Sons Co. 7.25% 5/15/18	58,000	67,280
Services - 2.2%
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	154,063
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	882,750
Hertz Corp. 4.25% 4/1/18	460,000	474,950
		1,511,763
Shipping - 2.0%
Aguila 3 SA 7.875% 1/31/18 (b)	860,000	910,525
CEVA Group PLC 4% 5/1/18 (b)	400,000	374,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19	90,000	91,350
		1,375,875
Steel - 1.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	121,200
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	37,581
11.25% 10/15/18	155,000	173,988
Steel Dynamics, Inc. 6.125% 8/15/19	500,000	546,250
		879,019
Super Retail - 0.6%
Best Buy Co., Inc. 5% 8/1/18	405,000	419,702
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 5.9%
ADT Corp.:
2.25% 7/15/17	$ 30,000	$ 29,700
4.125% 4/15/19	95,000	93,528
Advanced Micro Devices, Inc. 6.75% 3/1/19 (b)	1,285,000	1,333,188
Dell, Inc. 5.65% 4/15/18	540,000	565,650
First Data Corp. 7.375% 6/15/19 (b)	500,000	536,250
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	1,145,000	1,143,569
Seagate HDD Cayman 3.75% 11/15/18 (b)	255,000	263,925
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	53,250
		4,019,060
Telecommunications - 8.3%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	1,440,000	1,474,200
AT&T, Inc. 1.1436% 11/27/18 (d)	200,000	203,857
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	155,633
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	211,088
Level 3 Financing, Inc. 3.8459% 1/15/18 (b)(d)	390,000	395,850
Sprint Communications, Inc.:
9% 11/15/18 (b)	335,000	408,281
9.125% 3/1/17	200,000	236,750
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	420,000	442,575
6.464% 4/28/19	635,000	673,100
Telesat Canada/Telesat LLC 6% 5/15/17 (b)	290,000	299,788
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,873
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	750,000	789,375
7.25% 2/15/18 (b)	95,000	99,988
		5,657,358
TOTAL NONCONVERTIBLE BONDS (Cost $57,956,517)		58,404,280
Bank Loan Obligations - 11.3%

Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	19,950	19,950
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	60,000	59,400
Tranche B, term loan 3.5% 5/24/17 (d)	19,949	19,924
		99,274
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (d)	$ 190,000	$ 188,338
Nielsen Finance LLC:
Tranche B 1LN, term loan 2.402% 5/30/17 (d)	115,000	115,000
Tranche B 2LN, term loan 3.152% 4/15/21 (d)	70,000	70,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	24,938	24,782
		398,120
Building Materials - 0.5%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	135,000	132,806
Tranche 2LN, term loan 7.75% 4/1/22 (d)	25,000	25,125
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (d)	59,848	59,776
Nortek, Inc. Tranche B, term loan 10/30/20 (e)	135,000	134,663
		352,370
Cable TV - 0.9%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	348,621	343,391
CSC Holdings LLC Tranche B, term loan 2.6503% 4/17/20 (d)	149,373	147,327
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (e)	67,019	66,935
Tranche B 2LN, term loan 4/23/20 (e)	57,981	57,908
		615,561
Containers - 0.8%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (d)	15,000	14,925
4.25% 12/17/19 (d)	104,738	104,214
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	30,000	29,775
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	114,712	114,713
Signode Packaging Systems, Inc. Tranche B, term loan 4/8/21 (e)	285,000	284,288
		547,915
Diversified Financial Services - 0.5%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	75,000	75,000
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - continued
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	$ 100,000	$ 102,375
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	170,000	169,150
		346,525
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	298,746	291,651
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (d)	40,000	39,952
		331,603
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	155,000	153,256
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	105,000	108,150
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	9,975	9,950
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	5,000	4,975
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	119,700	118,353
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	4,988	5,000
		399,684
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	99,269	98,896
Food/Beverage/Tobacco - 0.3%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (d)	100,000	101,750
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (d)	100,000	98,750
Tranche B 1LN, term loan 4.2531% 2/18/21 (d)	14,963	14,906
		215,406
Gaming - 1.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	199,500	200,498
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (e)	25,000	24,938
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (d)	108,229	110,529
5.5% 11/21/19 (d)	46,384	47,369
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	$ 364,338	$ 362,060
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	149,244	148,319
		893,713
Healthcare - 0.8%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	29,925	30,000
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	70,000	69,913
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (d)	220,000	219,450
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9836% 5/1/18 (d)	109,450	109,319
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (d)	89,182	88,736
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (d)	5,000	5,025
Tranche B 1LN, term loan 4.25% 1/28/21 (d)	10,000	9,900
		532,343
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	40,000	39,800
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (d)	85,930	86,145
Tranche B 1LN, term loan 4.5% 11/30/19 (d)	85,519	85,091
		171,236
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	134,325	133,485
Publishing/Printing - 0.2%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (d)	141,375	143,142
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (d)	360,000	356,850
Services - 0.6%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	40,000	39,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	69,786	69,786
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	$ 174,707	$ 174,271
Tranche DD, term loan 4% 11/8/20 (d)	44,693	44,581
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	70,000	68,950
Orbitz Worldwide, Inc. Tranche C, term loan 4.5% 4/15/21 (d)	35,000	35,044
		432,132
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (d)	39,900	40,199
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (d)	45,000	45,225
Tranche B 1LN, term loan 4.5% 4/9/21 (d)	80,000	79,900
		125,125
Technology - 1.6%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (e)	165,000	165,825
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (d)	120,000	119,400
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	199,000	198,761
First Data Corp. term loan 4.1523% 3/24/18 (d)	200,000	199,000
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (d)	104,738	104,607
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	14,963	14,870
NXP BV Tranche D, term loan 3.75% 1/11/20 (d)	54,725	54,315
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	205,000	204,744
		1,061,522
Telecommunications - 0.5%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (d)	124,370	124,215
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	199,500	202,243
		326,458
TOTAL BANK LOAN OBLIGATIONS (Cost $7,672,444)		7,661,359
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $3,436,942)	3,436,942	$ 3,436,942
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $69,065,903)		69,502,581
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,432,749)
NET ASSETS - 100%		$ 68,069,832
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,567,621 or 37.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,743
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 58,404,280	$ -	$ 58,404,280	$ -
Bank Loan Obligations	7,661,359	-	7,661,359	-
Money Market Funds	3,436,942	3,436,942	-	-
Total Investments in Securities:	$ 69,502,581	$ 3,436,942	$ 66,065,639	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.1%
Luxembourg	5.2%
Netherlands	4.9%
Canada	2.8%
Bermuda	2.2%
Austria	2.0%
Mexico	1.9%
United Kingdom	1.2%
France	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $65,628,961)	$ 66,065,639
Fidelity Central Funds (cost $3,436,942)	3,436,942
Total Investments (cost $69,065,903)		$ 69,502,581
Cash		76,466
Receivable for investments sold		465,416
Receivable for fund shares sold		172,925
Interest receivable		872,994
Distributions receivable from Fidelity Central Funds		335
Prepaid expenses		42,359
Receivable from investment adviser for expense reductions		18,454
Total assets		71,151,530

Liabilities
Payable for investments purchased Regular delivery	$ 2,733,252
Delayed delivery	200,000
Payable for fund shares redeemed	41,017
Distributions payable	11,410
Accrued management fee	30,554
Distribution and service plan fees payable	3,753
Other affiliated payables	7,120
Other payables and accrued expenses	54,592
Total liabilities		3,081,698

Net Assets		$ 68,069,832
Net Assets consist of:
Paid in capital		$ 67,628,884
Undistributed net investment income		7,490
Accumulated undistributed net realized gain (loss) on investments		(3,220)
Net unrealized appreciation (depreciation) on investments		436,678
Net Assets		$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,043,392 ÷ 301,348 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class T: Net Asset Value and redemption price per share ($2,946,035 ÷ 291,709 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class C: Net Asset Value and offering price per share ($3,114,243 ÷ 308,364 shares)A	$ 10.10

Short Duration High Income: Net Asset Value, offering price and redemption price per share ($54,546,839 ÷ 5,401,078 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,419,323 ÷ 437,592 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period November 5, 2013 (commencement of operations) to April 30, 2014

Investment Income
Interest		$ 781,616
Income from Fidelity Central Funds		1,743
Total income		783,359

Expenses
Management fee	$ 118,624
Transfer agent fees	24,411
Distribution and service plan fees	20,041
Accounting fees and expenses	8,768
Custodian fees and expenses	8,145
Independent trustees' compensation	60
Registration fees	49,473
Audit	53,900
Legal	6
Miscellaneous	978
Total expenses before reductions	284,406
Expense reductions	(98,237)	186,169
Net investment income (loss)		597,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,597)
Change in net unrealized appreciation (depreciation) on investment securities		436,678
Net gain (loss)		433,081
Net increase (decrease) in net assets resulting from operations		$ 1,030,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 5, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 597,190
Net realized gain (loss)	(3,597)
Change in net unrealized appreciation (depreciation)	436,678
Net increase (decrease) in net assets resulting from operations	1,030,271
Distributions to shareholders from net investment income	(589,323)
Share transactions - net increase (decrease)	67,622,775
Redemption fees	6,109
Total increase (decrease) in net assets	68,069,832

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $7,490)	$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.132
Net realized and unrealized gain (loss)	.091
Total from investment operations	.223
Distributions from net investment income	(.124)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	2.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,043
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.132
Net realized and unrealized gain (loss)	.091
Total from investment operations	.223
Distributions from net investment income	(.124)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	2.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,946
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.096
Net realized and unrealized gain (loss)	.090
Total from investment operations	.186
Distributions from net investment income	(.087)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	1.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.37% A
Expenses net of fee waivers, if any	1.80% A
Expenses net of all reductions	1.80% A
Net investment income (loss)	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short Duration High Income

Year ended April 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.142
Net realized and unrealized gain (loss)	.093
Total from investment operations	.235
Distributions from net investment income	(.136)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.10
Total Return B,C	2.37%
Ratios to Average Net Assets E,H
Expenses before reductions	1.24% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	2.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,547
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended April 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.143
Net realized and unrealized gain (loss)	.091
Total from investment operations	.234
Distributions from net investment income	(.135)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.10
Total Return B,C	2.37%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	2.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,419
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 548,896
Gross unrealized depreciation	(109,112)
Net unrealized appreciation (depreciation) on securities and other investments	$ 439,784

Tax Cost	$ 69,062,797

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,283
Capital loss carryforward	$ (3,119)
Net unrealized appreciation (depreciation)	$ 439,784

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration	$ (3,119)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

April 30, 2014
Ordinary Income	$ 589,323

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days may be subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,017,146 and $9,084,044, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,244	$ 3,244
Class T	-%	.25%	3,292	3,292
Class C	.75%	.25%	13,505	13,505
			$ 20,041	$ 20,041

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 287
Class T	76
$ 363

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,126.17
Class T	2,176.17
Class C	2,190.16
Short Duration High Income	15,341.10
Institutional Class	2,578.16
	$ 24,411

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$ 7,259
Class T	1.05%	7,386
Class C	1.80%	7,693
Short Duration High Income	.80%	67,418
Institutional Class	.80%	8,461
		$ 98,217

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30,	2014 A
From net investment income
Class A	$ 32,624
Class T	33,201
Class C	24,151
Short Duration High Income	455,094
Institutional Class	44,253
Total	$ 589,323

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

Year ended April 30,	Shares 2014 A	Dollars 2014 A
Class A
Shares sold	298,414	$ 2,988,334
Reinvestment of distributions	3,242	32,613
Shares redeemed	(308)	(3,108)
Net increase (decrease)	301,348	$ 3,017,839
Class T
Shares sold	289,499	$ 2,897,407
Reinvestment of distributions	3,300	33,200
Shares redeemed	(1,090)	(11,000)
Net increase (decrease)	291,709	$ 2,919,607
Class C
Shares sold	305,988	$ 3,063,328
Reinvestment of distributions	2,399	24,149
Shares redeemed	(23)	(237)
Net increase (decrease)	308,364	$ 3,087,240
Short Duration High Income
Shares sold	5,525,954	$ 55,472,301
Reinvestment of distributions	41,070	413,727
Shares redeemed	(165,946)	(1,674,509)
Net increase (decrease)	5,401,078	$ 54,211,519
Institutional Class
Shares sold	450,882	$ 4,520,932
Reinvestment of distributions	4,389	44,172
Shares redeemed	(17,679)	(178,534)
Net increase (decrease)	437,592	$ 4,386,570

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Short Duration High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Short Duration High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 5, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Short Duration High Income Fund as of April 30, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 5, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2013 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2013 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $353,759 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

On September 18, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.  The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also noted that the projected total expense ratio for a class of the fund would rank above the median for funds with the same load structure, but considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund until June 30, 2015, to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDHI-UANN-0614
1.969421.100

Fidelity®

Short Duration High Income

Fund

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Matthew Conti, Lead Portfolio Manager of Fidelity® Short Duration High Income Fund: From inception on November 5, 2013, through April 30, 2014, the fund's Retail Class shares returned 2.37%, versus 3.33% for The BofA Merrill LynchSM 1-5 Year BB-B US Cash Pay High Yield Constrained Index. By comparison, the Fidelity Short Duration High Income Composite IndexSM - representing the fund's neutral asset allocation of 80% short-duration high-yield bonds, 10% investment-grade bonds and 10% floating-rate bank loans - returned 3.00%. We believe the Composite index offers a more consistent basis for comparison. Since the fund's launch, I've liked diversified financial services, where firms were active issuers of shorter-duration securities. I also favored hospitals, as they were poised to benefit from the Affordable Care Act, which led to a reduction of charity care as more people signed up for insurance. In telecommunications, I gravitated toward manufacturers supplying equipment to service providers that continued to build out and upgrade their wireless infrastructures. Lastly, securities issued by airlines companies were attractive, as consolidation in the industry increased pricing power.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 5, 2013 to April 30, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2014	Expenses Paid During Period
Class A	1.05%
Actual		$ 1,000.00	$ 1,022.50	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26 D
Class T	1.05%
Actual		$ 1,000.00	$ 1,022.50	$ 5.15 C
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26 D
Class C	1.80%
Actual		$ 1,000.00	$ 1,018.80	$ 8.81 C
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00 D
Short Duration High Income	.80%
Actual		$ 1,000.00	$ 1,023.70	$ 3.93 C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01 D
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,023.70	$ 3.93 C
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 177/365 (to reflect the period November 5, 2013 to April 30, 2014).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.4
Schaeffler Holding Finance BV	2.8
Alcatel-Lucent Usa, Inc.	2.4
Tenet Healthcare Corp.	2.2
U.S. Airways Group, Inc.	2.0
12.8
Top Five Market Sectors as of April 30, 2014
% of fund's net assets
Diversified Financial Services	11.0
Healthcare	10.4
Telecommunications	8.8
Technology	7.5
Automotive	6.7
Quality Diversification (% of fund's net assets)
As of April 30, 2014
AAA,AA,A 1.0%
BBB 8.2%
BB 33.0%
B 49.3%
CCC,CC,C 4.8%
Not Rated 0.8%
Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of April 30, 2014

Years	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*
Nonconvertible Bonds 85.8%
Bank Loan Obligations 11.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	23.9%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.8%
	Principal Amount	Value
Air Transportation - 3.9%
Air Canada 6.625% 5/15/18 (b)	$ 200,000	$ 207,380
U.S. Airways Group, Inc. 6.125% 6/1/18	1,320,000	1,389,300
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,077,500
		2,674,180
Automotive - 6.6%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	691,350
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	300,000	328,500
8% 6/15/19 (b)	200,000	219,000
Dana Holding Corp. 6.5% 2/15/19	300,000	318,750
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	205,264
General Motors Co. 3.5% 10/2/18 (b)	275,000	280,844
General Motors Financial Co., Inc. 3.25% 5/15/18	300,000	303,000
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	200,000	206,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (b)(d)	1,800,000	1,910,234
		4,463,442
Banks & Thrifts - 4.3%
Ally Financial, Inc.:
2.75% 1/30/17	40,000	40,500
3.5% 1/27/19	410,000	413,075
4.75% 9/10/18	340,000	360,400
Bank of America Corp.:
2% 1/11/18	150,000	150,243
6% 9/1/17	250,000	283,676
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	200,497
Regions Bank 7.5% 5/15/18	250,000	295,031
SunTrust Bank 1.35% 2/15/17	200,000	200,360
Synovus Financial Corp. 5.125% 6/15/17	900,000	947,250
		2,891,032
Broadcasting - 0.9%
Clear Channel Communications, Inc.:
4.9% 5/15/15	100,000	103,750
5.5% 12/15/16	425,000	416,500
9% 12/15/19	75,000	79,875
		600,125
Building Materials - 2.8%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	103,313
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	1,000,000	1,050,000
HD Supply, Inc. 8.125% 4/15/19	300,000	332,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc.:
7.25% 1/15/19 (b)	$ 100,000	$ 105,250
7.625% 4/1/19	200,000	215,000
U.S. Concrete, Inc. 8.5% 12/1/18 (b)	100,000	108,750
		1,914,563
Cable TV - 2.5%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	170,063
DISH DBS Corp.:
4.25% 4/1/18	155,000	161,975
4.625% 7/15/17	200,000	212,750
7.875% 9/1/19	185,000	219,456
Numericable Group SA 4.875% 5/15/19 (b)(c)	700,000	707,000
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	226,570
		1,697,814
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	200,999
Chemicals - 2.3%
LSB Industries, Inc. 7.75% 8/1/19 (b)	15,000	16,050
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	516,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	980,000	1,043,700
		1,576,000
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (b)	305,000	322,919
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	300,000	329,250
9% 4/15/19	500,000	533,750
		1,185,919
Diversified Financial Services - 10.5%
Aircastle Ltd.:
4.625% 12/15/18	795,000	813,881
6.75% 4/15/17	200,000	224,000
CIT Group, Inc.:
3.875% 2/19/19	60,000	60,675
5.25% 3/15/18	315,000	337,838
5.5% 2/15/19 (b)	100,000	107,750
Citigroup, Inc. 4.45% 1/10/17	200,000	216,026
Discover Financial Services 6.45% 6/12/17	200,000	228,110
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
General Electric Capital Corp. 2.3% 1/14/19	$ 100,000	$ 101,273
Goldman Sachs Group, Inc. 1.3359% 11/15/18 (d)	200,000	202,030
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (b)	880,000	886,600
4.875% 3/15/19 (b)	1,395,000	1,414,181
ILFC E-Capital Trust I 5.46% 12/21/65 (b)(d)	115,000	109,250
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	45,000	43,538
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,525
6.25% 5/15/19	175,000	193,156
8.75% 3/15/17	400,000	466,000
Morgan Stanley 2.125% 4/25/18	150,000	150,347
NiSource Finance Corp. 5.25% 9/15/17	200,000	222,724
SLM Corp.:
4.875% 6/17/19	655,000	673,834
5.5% 1/15/19	450,000	473,175
8.45% 6/15/18	90,000	106,088
		7,166,204
Electric Utilities - 2.6%
Atlantic Power Corp. 9% 11/15/18	305,000	321,775
DCP Midstream Operating LP 2.5% 12/1/17	100,000	102,329
NRG Energy, Inc. 7.625% 1/15/18	1,175,000	1,330,688
		1,754,792
Energy - 4.1%
Anadarko Petroleum Corp. 5.95% 9/15/16	200,000	222,920
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	1,091,400
Chesapeake Energy Corp. 3.4677% 4/15/19 (d)	10,000	10,100
Energy Partners Ltd. 8.25% 2/15/18	35,000	37,800
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	400,000	418,000
Exterran Holdings, Inc. 7.25% 12/1/18	100,000	105,875
Forbes Energy Services Ltd. 9% 6/15/19	25,000	25,563
Offshore Group Investment Ltd. 7.5% 11/1/19	70,000	72,800
Petroleos Mexicanos 3.5% 7/18/18	250,000	259,063
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	135,000	145,125
Western Gas Partners LP 2.6% 8/15/18	200,000	202,437
Whiting Petroleum Corp. 5% 3/15/19	200,000	210,500
		2,801,583
Entertainment/Film - 0.3%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	200,000	208,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 1.5%
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (b)	$ 625,000	$ 646,875
MGM Mirage, Inc. 7.625% 1/15/17	300,000	342,000
		988,875
Healthcare - 9.6%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,172,144
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18	575,000	623,875
9.875% 4/15/18	200,000	218,000
Express Scripts Holding Co. 2.65% 2/15/17	200,000	207,488
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	1,075,000	1,169,063
HCA Holdings, Inc.:
3.75% 3/15/19	305,000	307,288
6.5% 2/15/16	450,000	488,250
HealthSouth Corp. 7.25% 10/1/18	400,000	422,000
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,235,000	1,238,088
6.25% 11/1/18	210,000	231,105
Valeant Pharmaceuticals International:
6.75% 10/1/17 (b)	300,000	315,000
6.75% 8/15/18 (b)	150,000	162,375
		6,554,676
Homebuilders/Real Estate - 6.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	162,114
D.R. Horton, Inc.:
3.625% 2/15/18	200,000	203,000
3.75% 3/1/19	230,000	229,425
Developers Diversified Realty Corp. 4.75% 4/15/18	150,000	162,989
KB Home 4.75% 5/15/19	595,000	593,513
Lennar Corp.:
4.125% 12/1/18	50,000	50,500
4.5% 6/15/19	430,000	434,838
Liberty Property LP 6.625% 10/1/17	150,000	172,440
Mack-Cali Realty LP 2.5% 12/15/17	150,000	151,705
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	565,000	567,825
Standard Pacific Corp.:
8.375% 5/15/18	500,000	590,000
10.75% 9/15/16	400,000	478,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp. 4% 12/31/18	$ 335,000	$ 342,119
William Lyon Homes, Inc. 5.75% 4/15/19 (b)	250,000	255,000
		4,393,468
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	200,000	223,718
ING U.S., Inc. 2.9% 2/15/18	200,000	206,338
		430,056
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	351,050
Metals/Mining - 1.9%
Anglo American Capital PLC 1.1764% 4/15/16 (b)(d)	200,000	200,606
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	200,000	201,110
Imperial Metals Corp. 7% 3/15/19 (b)	700,000	713,472
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	135,000	141,413
		1,256,601
Paper - 2.0%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	1,225,000	1,364,344
Publishing/Printing - 0.1%
R.R. Donnelley & Sons Co. 7.25% 5/15/18	58,000	67,280
Services - 2.2%
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	154,063
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	882,750
Hertz Corp. 4.25% 4/1/18	460,000	474,950
		1,511,763
Shipping - 2.0%
Aguila 3 SA 7.875% 1/31/18 (b)	860,000	910,525
CEVA Group PLC 4% 5/1/18 (b)	400,000	374,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19	90,000	91,350
		1,375,875
Steel - 1.3%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	120,000	121,200
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	37,581
11.25% 10/15/18	155,000	173,988
Steel Dynamics, Inc. 6.125% 8/15/19	500,000	546,250
		879,019
Super Retail - 0.6%
Best Buy Co., Inc. 5% 8/1/18	405,000	419,702
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 5.9%
ADT Corp.:
2.25% 7/15/17	$ 30,000	$ 29,700
4.125% 4/15/19	95,000	93,528
Advanced Micro Devices, Inc. 6.75% 3/1/19 (b)	1,285,000	1,333,188
Dell, Inc. 5.65% 4/15/18	540,000	565,650
First Data Corp. 7.375% 6/15/19 (b)	500,000	536,250
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	1,145,000	1,143,569
Seagate HDD Cayman 3.75% 11/15/18 (b)	255,000	263,925
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	53,250
		4,019,060
Telecommunications - 8.3%
Alcatel-Lucent U.S.A., Inc. 4.625% 7/1/17 (b)	1,440,000	1,474,200
AT&T, Inc. 1.1436% 11/27/18 (d)	200,000	203,857
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	155,633
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	211,088
Level 3 Financing, Inc. 3.8459% 1/15/18 (b)(d)	390,000	395,850
Sprint Communications, Inc.:
9% 11/15/18 (b)	335,000	408,281
9.125% 3/1/17	200,000	236,750
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	420,000	442,575
6.464% 4/28/19	635,000	673,100
Telesat Canada/Telesat LLC 6% 5/15/17 (b)	290,000	299,788
Verizon Communications, Inc. 3.65% 9/14/18	250,000	266,873
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	750,000	789,375
7.25% 2/15/18 (b)	95,000	99,988
		5,657,358
TOTAL NONCONVERTIBLE BONDS (Cost $57,956,517)		58,404,280
Bank Loan Obligations - 11.3%

Automotive - 0.1%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	19,950	19,950
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	60,000	59,400
Tranche B, term loan 3.5% 5/24/17 (d)	19,949	19,924
		99,274
Bank Loan Obligations - continued
	Principal Amount	Value
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 6.9003% 1/30/19 (d)	$ 190,000	$ 188,338
Nielsen Finance LLC:
Tranche B 1LN, term loan 2.402% 5/30/17 (d)	115,000	115,000
Tranche B 2LN, term loan 3.152% 4/15/21 (d)	70,000	70,000
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	24,938	24,782
		398,120
Building Materials - 0.5%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	135,000	132,806
Tranche 2LN, term loan 7.75% 4/1/22 (d)	25,000	25,125
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (d)	59,848	59,776
Nortek, Inc. Tranche B, term loan 10/30/20 (e)	135,000	134,663
		352,370
Cable TV - 0.9%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	348,621	343,391
CSC Holdings LLC Tranche B, term loan 2.6503% 4/17/20 (d)	149,373	147,327
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (e)	67,019	66,935
Tranche B 2LN, term loan 4/23/20 (e)	57,981	57,908
		615,561
Containers - 0.8%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (d)	15,000	14,925
4.25% 12/17/19 (d)	104,738	104,214
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	30,000	29,775
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (d)	114,712	114,713
Signode Packaging Systems, Inc. Tranche B, term loan 4/8/21 (e)	285,000	284,288
		547,915
Diversified Financial Services - 0.5%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	75,000	75,000
Bank Loan Obligations - continued
	Principal Amount	Value
Diversified Financial Services - continued
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	$ 100,000	$ 102,375
TransUnion LLC Tranche B, term loan 4% 4/9/21 (d)	170,000	169,150
		346,525
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	298,746	291,651
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (d)	40,000	39,952
		331,603
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	155,000	153,256
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	105,000	108,150
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	9,975	9,950
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (d)	5,000	4,975
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	119,700	118,353
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (d)	4,988	5,000
		399,684
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (d)	99,269	98,896
Food/Beverage/Tobacco - 0.3%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (d)	100,000	101,750
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (d)	100,000	98,750
Tranche B 1LN, term loan 4.2531% 2/18/21 (d)	14,963	14,906
		215,406
Gaming - 1.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	199,500	200,498
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (e)	25,000	24,938
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (d)	108,229	110,529
5.5% 11/21/19 (d)	46,384	47,369
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	$ 364,338	$ 362,060
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	149,244	148,319
		893,713
Healthcare - 0.8%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	29,925	30,000
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	70,000	69,913
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (d)	220,000	219,450
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9836% 5/1/18 (d)	109,450	109,319
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (d)	89,182	88,736
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (d)	5,000	5,025
Tranche B 1LN, term loan 4.25% 1/28/21 (d)	10,000	9,900
		532,343
Hotels - 0.1%
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	40,000	39,800
Insurance - 0.3%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (d)	85,930	86,145
Tranche B 1LN, term loan 4.5% 11/30/19 (d)	85,519	85,091
		171,236
Metals/Mining - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	134,325	133,485
Publishing/Printing - 0.2%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (d)	141,375	143,142
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (d)	360,000	356,850
Services - 0.6%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	40,000	39,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	69,786	69,786
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	$ 174,707	$ 174,271
Tranche DD, term loan 4% 11/8/20 (d)	44,693	44,581
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	70,000	68,950
Orbitz Worldwide, Inc. Tranche C, term loan 4.5% 4/15/21 (d)	35,000	35,044
		432,132
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (d)	39,900	40,199
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (d)	45,000	45,225
Tranche B 1LN, term loan 4.5% 4/9/21 (d)	80,000	79,900
		125,125
Technology - 1.6%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (e)	165,000	165,825
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (d)	120,000	119,400
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	199,000	198,761
First Data Corp. term loan 4.1523% 3/24/18 (d)	200,000	199,000
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (d)	104,738	104,607
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	14,963	14,870
NXP BV Tranche D, term loan 3.75% 1/11/20 (d)	54,725	54,315
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	205,000	204,744
		1,061,522
Telecommunications - 0.5%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (d)	124,370	124,215
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (d)	199,500	202,243
		326,458
TOTAL BANK LOAN OBLIGATIONS (Cost $7,672,444)		7,661,359
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $3,436,942)	3,436,942	$ 3,436,942
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $69,065,903)		69,502,581
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,432,749)
NET ASSETS - 100%		$ 68,069,832
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,567,621 or 37.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,743
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 58,404,280	$ -	$ 58,404,280	$ -
Bank Loan Obligations	7,661,359	-	7,661,359	-
Money Market Funds	3,436,942	3,436,942	-	-
Total Investments in Securities:	$ 69,502,581	$ 3,436,942	$ 66,065,639	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.1%
Luxembourg	5.2%
Netherlands	4.9%
Canada	2.8%
Bermuda	2.2%
Austria	2.0%
Mexico	1.9%
United Kingdom	1.2%
France	1.1%
Australia	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $65,628,961)	$ 66,065,639
Fidelity Central Funds (cost $3,436,942)	3,436,942
Total Investments (cost $69,065,903)		$ 69,502,581
Cash		76,466
Receivable for investments sold		465,416
Receivable for fund shares sold		172,925
Interest receivable		872,994
Distributions receivable from Fidelity Central Funds		335
Prepaid expenses		42,359
Receivable from investment adviser for expense reductions		18,454
Total assets		71,151,530

Liabilities
Payable for investments purchased Regular delivery	$ 2,733,252
Delayed delivery	200,000
Payable for fund shares redeemed	41,017
Distributions payable	11,410
Accrued management fee	30,554
Distribution and service plan fees payable	3,753
Other affiliated payables	7,120
Other payables and accrued expenses	54,592
Total liabilities		3,081,698

Net Assets		$ 68,069,832
Net Assets consist of:
Paid in capital		$ 67,628,884
Undistributed net investment income		7,490
Accumulated undistributed net realized gain (loss) on investments		(3,220)
Net unrealized appreciation (depreciation) on investments		436,678
Net Assets		$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,043,392 ÷ 301,348 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class T: Net Asset Value and redemption price per share ($2,946,035 ÷ 291,709 shares)	$ 10.10

Maximum offering price per share (100/96.00 of $10.10)	$ 10.52
Class C: Net Asset Value and offering price per share ($3,114,243 ÷ 308,364 shares)A	$ 10.10

Short Duration High Income: Net Asset Value, offering price and redemption price per share ($54,546,839 ÷ 5,401,078 shares)	$ 10.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,419,323 ÷ 437,592 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

For the period November 5, 2013 (commencement of operations) to April 30, 2014

Investment Income
Interest		$ 781,616
Income from Fidelity Central Funds		1,743
Total income		783,359

Expenses
Management fee	$ 118,624
Transfer agent fees	24,411
Distribution and service plan fees	20,041
Accounting fees and expenses	8,768
Custodian fees and expenses	8,145
Independent trustees' compensation	60
Registration fees	49,473
Audit	53,900
Legal	6
Miscellaneous	978
Total expenses before reductions	284,406
Expense reductions	(98,237)	186,169
Net investment income (loss)		597,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,597)
Change in net unrealized appreciation (depreciation) on investment securities		436,678
Net gain (loss)		433,081
Net increase (decrease) in net assets resulting from operations		$ 1,030,271

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 5, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 597,190
Net realized gain (loss)	(3,597)
Change in net unrealized appreciation (depreciation)	436,678
Net increase (decrease) in net assets resulting from operations	1,030,271
Distributions to shareholders from net investment income	(589,323)
Share transactions - net increase (decrease)	67,622,775
Redemption fees	6,109
Total increase (decrease) in net assets	68,069,832

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $7,490)	$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.132
Net realized and unrealized gain (loss)	.091
Total from investment operations	.223
Distributions from net investment income	(.124)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	2.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,043
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.132
Net realized and unrealized gain (loss)	.091
Total from investment operations	.223
Distributions from net investment income	(.124)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	2.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.61% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,946
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended April 30,	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.096
Net realized and unrealized gain (loss)	.090
Total from investment operations	.186
Distributions from net investment income	(.087)
Redemption fees added to paid in capital E	.001
Net asset value, end of period	$ 10.10
Total Return B,C,D	1.88%
Ratios to Average Net Assets F,I
Expenses before reductions	2.37% A
Expenses net of fee waivers, if any	1.80% A
Expenses net of all reductions	1.80% A
Net investment income (loss)	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,114
Portfolio turnover rate G	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short Duration High Income

Year ended April 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.142
Net realized and unrealized gain (loss)	.093
Total from investment operations	.235
Distributions from net investment income	(.136)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.10
Total Return B,C	2.37%
Ratios to Average Net Assets E,H
Expenses before reductions	1.24% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	2.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,547
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended April 30,	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.143
Net realized and unrealized gain (loss)	.091
Total from investment operations	.234
Distributions from net investment income	(.135)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 10.10
Total Return B,C	2.37%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A
Expenses net of fee waivers, if any	.80% A
Expenses net of all reductions	.80% A
Net investment income (loss)	2.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,419
Portfolio turnover rate F	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 548,896
Gross unrealized depreciation	(109,112)
Net unrealized appreciation (depreciation) on securities and other investments	$ 439,784

Tax Cost	$ 69,062,797

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 4,283
Capital loss carryforward	$ (3,119)
Net unrealized appreciation (depreciation)	$ 439,784

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration	$ (3,119)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

April 30, 2014
Ordinary Income	$ 589,323

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days may be subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,017,146 and $9,084,044, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,244	$ 3,244
Class T	-%	.25%	3,292	3,292
Class C	.75%	.25%	13,505	13,505
			$ 20,041	$ 20,041

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 287
Class T	76
$ 363

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,126.17
Class T	2,176.17
Class C	2,190.16
Short Duration High Income	15,341.10
Institutional Class	2,578.16
	$ 24,411

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$ 7,259
Class T	1.05%	7,386
Class C	1.80%	7,693
Short Duration High Income	.80%	67,418
Institutional Class	.80%	8,461
		$ 98,217

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended April 30,	2014 A
From net investment income
Class A	$ 32,624
Class T	33,201
Class C	24,151
Short Duration High Income	455,094
Institutional Class	44,253
Total	$ 589,323

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

Year ended April 30,	Shares 2014 A	Dollars 2014 A
Class A
Shares sold	298,414	$ 2,988,334
Reinvestment of distributions	3,242	32,613
Shares redeemed	(308)	(3,108)
Net increase (decrease)	301,348	$ 3,017,839
Class T
Shares sold	289,499	$ 2,897,407
Reinvestment of distributions	3,300	33,200
Shares redeemed	(1,090)	(11,000)
Net increase (decrease)	291,709	$ 2,919,607
Class C
Shares sold	305,988	$ 3,063,328
Reinvestment of distributions	2,399	24,149
Shares redeemed	(23)	(237)
Net increase (decrease)	308,364	$ 3,087,240
Short Duration High Income
Shares sold	5,525,954	$ 55,472,301
Reinvestment of distributions	41,070	413,727
Shares redeemed	(165,946)	(1,674,509)
Net increase (decrease)	5,401,078	$ 54,211,519
Institutional Class
Shares sold	450,882	$ 4,520,932
Reinvestment of distributions	4,389	44,172
Shares redeemed	(17,679)	(178,534)
Net increase (decrease)	437,592	$ 4,386,570

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Short Duration High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Short Duration High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 5, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Short Duration High Income Fund as of April 30, 2014, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 5, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2013 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2013 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $353,759 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

On September 18, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.  The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also noted that the projected total expense ratio for a class of the fund would rank above the median for funds with the same load structure, but considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

The Board also noted that FMR has contractually agreed to reimburse each class of the fund until June 30, 2015, to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SDH-UANN-0614
1.969433.100

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fund A
Fidelity® Series High Income Fund	5.23%	7.80%
Class F	5.35%	7.93%

A From March 10, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series High Income Fund, a class of the fund, on March 10, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® Series High Income Fund: For the year, the fund's Series High Income and Class F shares gained 5.23% and 5.35%, respectively, lagging the BofA Merrill Lynch index. The fund's cash position hurt performance relative to the benchmark. The fund's holdings in GenOn Energy hurt, given declining energy prices. That said, I continued to own the securities at period end, in light of potential financial support from the issuer's parent company and expected improvement in GenOn's near-term financial results. Bonds of First Data, a global payment-processing provider, and media company Clear Channel Communications also detracted. In both cases, I invested a little more conservatively by owning bonds higher in the companies' capital structures, but these issues were unable to keep up with other, riskier securities by the same issuer found in the benchmark. On the positive side, good bond picking in the telecommunications industry proved helpful, especially a significant underweighting in NII, a very poor-performing benchmark component that the Fund did not hold at period end. Also adding value was Trinseo, a specialty chemical manufacturer that continued to benefit from improving operations, which, in turn, may allow it to improve its balance sheet.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Series High Income	.70%
Actual		$ 1,000.00	$ 1,039.40	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Class F	.58%
Actual		$ 1,000.00	$ 1,040.00	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.2	1.2
International Lease Finance Corp.	2.2	2.6
Tenet Healthcare Corp.	1.7	1.0
HCA Holdings, Inc.	1.7	0.9
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.5	1.5
	9.3
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.3	7.8
Energy	8.7	10.1
Telecommunications	7.9	8.5
Diversified Financial Services	6.2	5.7
Technology	5.9	7.1
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 1.2%	BBB 0.9%
BB 25.9%	BB 24.8%
B 45.6%	B 49.3%
CCC,CC,C 16.8%	CCC,CC,C 14.3%
Not Rated 1.7%	Not Rated 1.5%
Other Investments 2.3%	Other Investments 2.5%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 77.4%		Nonconvertible Bonds 80.8%
	Convertible Bonds, Preferred Stocks 1.8%		Convertible Bonds, Preferred Stocks 1.8%
	Common Stocks 0.8%		Common Stocks 1.0%
	Bank Loan Obligations 12.2%		Bank Loan Obligations 9.5%
	Other Investments 1.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 6.7%
* Foreign investments	19.0%	** Foreign investments	16.6%
Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 77.7%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 5% 11/15/29 (d)	$ 1,814,000	$ 1,824,884
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	38,718,000	30,659,816
TOTAL CONVERTIBLE BONDS		32,484,700
Nonconvertible Bonds - 77.4%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	3,912,000	4,254,300
GenCorp, Inc. 7.125% 3/15/21	2,580,000	2,799,300
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	7,478,000	8,001,460
7.125% 3/15/21	14,943,000	16,474,658
Triumph Group, Inc. 4.875% 4/1/21	5,000,000	4,925,000
		36,454,718
Air Transportation - 0.3%
Air Canada 7.75% 4/15/21 (f)	6,160,000	6,275,500
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (f)	3,169,370	3,248,604
U.S. Airways pass-thru certificates Series 2013-1:
Class A, 3.95% 5/15/27	11,400,000	11,428,500
Class B, 5.375% 5/15/23	4,710,000	4,827,750
United Continental Holdings, Inc. 6.375% 6/1/18	1,975,000	2,128,063
		27,908,417
Automotive - 1.5%
Affinia Group, Inc. 7.75% 5/1/21	3,230,000	3,456,100
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	4,190,000	4,389,025
6.25% 3/15/21	7,625,000	8,063,438
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(i)	6,085,000	6,297,975
Chassix, Inc. 9.25% 8/1/18 (f)	4,235,000	4,589,681
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.25% 6/15/21	18,805,000	21,132,119
8.25% 6/15/21 (f)	8,980,000	10,091,275
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,860,938
6.75% 2/15/21	4,885,000	5,294,119
General Motors Acceptance Corp. 8% 11/1/31	19,516,000	23,955,890
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
7.2% 1/15/11 (c)	$ 5,277,000	$ 1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
General Motors Financial Co., Inc.:
3.25% 5/15/18	5,930,000	5,989,300
4.25% 5/15/23	4,635,000	4,548,094
International Automotive Components Group SA 9.125% 6/1/18 (f)	8,050,000	8,553,125
Jaguar Land Rover PLC 4.125% 12/15/18 (f)	19,265,000	19,891,113
Schaeffler Finance BV 4.75% 5/15/21 (f)	14,660,000	15,044,825
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(i)	12,320,000	13,074,600
Stoneridge, Inc. 9.5% 10/15/17 (f)	2,582,000	2,769,195
Tenneco, Inc. 7.75% 8/15/18	4,072,000	4,285,780
		166,286,598
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
7.5% 9/15/20	33,775,000	40,023,375
8% 3/15/20	29,438,000	35,583,183
GMAC LLC 8% 12/31/18	10,196,000	12,163,828
		87,770,386
Broadcasting - 0.7%
CCU Escrow Corp. 10% 1/15/18 (f)	29,675,000	29,007,313
Clear Channel Communications, Inc.:
4.9% 5/15/15	8,614,000	8,937,025
5.5% 12/15/16	13,320,000	13,053,600
10.75% 8/1/16	3,199,000	3,254,983
11.25% 3/1/21	8,530,000	9,606,913
Starz LLC/Starz Finance Corp. 5% 9/15/19	6,565,000	6,802,981
Univision Communications, Inc. 6.875% 5/15/19 (f)	8,760,000	9,362,250
		80,025,065
Building Materials - 3.8%
Associated Materials LLC 9.125% 11/1/17	12,272,000	12,885,600
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	8,070,038
Building Materials Holding Corp. 9% 9/15/18 (f)	5,000,000	5,437,500
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	28,510,000	32,615,440
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC:
6% 4/1/24 (f)	$ 14,935,000	$ 14,980,552
9.375% 10/12/22 (f)	35,160,000	40,521,900
CEMEX S.A.B. de CV:
5.2336% 9/30/15 (f)(i)	34,545,000	35,538,169
5.875% 3/25/19 (f)	6,260,000	6,432,150
7.25% 1/15/21 (f)	39,590,000	42,559,250
CPG Merger Sub LLC 8% 10/1/21 (f)	15,520,000	16,567,600
HD Supply, Inc.:
7.5% 7/15/20	24,040,000	26,023,300
11.5% 7/15/20	32,205,000	38,243,438
Headwaters, Inc.:
7.25% 1/15/19 (f)	6,555,000	6,899,138
7.625% 4/1/19	29,216,000	31,407,200
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (i)	2,455,000	2,669,813
Masco Corp. 5.95% 3/15/22	17,870,000	19,478,300
Masonite International Corp. 8.25% 4/15/21 (f)	8,190,000	9,009,000
Ply Gem Industries, Inc. 6.5% 2/1/22 (f)	14,145,000	14,145,000
U.S. Concrete, Inc. 8.5% 12/1/18 (f)	13,325,000	14,490,938
USG Corp.:
5.875% 11/1/21 (f)	6,985,000	7,421,563
7.875% 3/30/20 (f)	9,590,000	10,692,850
8.375% 10/15/18 (f)	12,260,000	13,056,900
		409,145,639
Cable TV - 4.1%
Altice S.A. 7.75% 5/15/22 (f)(h)	24,735,000	25,786,238
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	13,870,000	13,540,588
5.25% 3/15/21	10,630,000	10,829,313
5.75% 9/1/23	7,595,000	7,661,456
5.75% 1/15/24	26,690,000	26,923,538
6.5% 4/30/21	39,860,000	42,550,550
6.625% 1/31/22	16,840,000	18,145,100
7% 1/15/19	28,461,000	30,061,931
7.375% 6/1/20	11,590,000	12,734,513
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	21,815,000	22,851,213
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	6,250,000	6,093,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC:
6.75% 11/15/21	$ 1,880,000	$ 2,093,850
8.625% 2/15/19	3,438,000	4,099,815
DISH DBS Corp.:
5% 3/15/23	10,965,000	11,184,300
5.125% 5/1/20	5,585,000	5,864,250
5.875% 7/15/22	7,260,000	7,831,725
6.75% 6/1/21	14,930,000	16,870,900
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	14,970,000	16,841,250
Lynx I Corp. 5.375% 4/15/21 (f)	6,285,000	6,442,125
Numericable Group SA:
4.875% 5/15/19 (f)(h)	17,755,000	17,932,550
6% 5/15/22 (f)(h)	30,675,000	31,403,531
6.25% 5/15/24 (f)(h)	6,050,000	6,193,688
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	3,495,000	3,704,700
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	42,728,000	45,612,140
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,518,888
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,387,400
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,368,900
VTR Finance BV 6.875% 1/15/24 (f)	12,025,000	12,531,144
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	12,700,000	13,589,000
		445,648,346
Capital Goods - 0.9%
Amsted Industries, Inc. 5% 3/15/22 (f)	6,000,000	5,985,000
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,090,240
General Cable Corp. 6.5% 10/1/22 (f)	37,785,000	37,879,463
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	29,015,000	29,885,450
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	20,515,000	22,822,938
		99,663,091
Chemicals - 3.6%
Celanese U.S. Holdings LLC 5.875% 6/15/21	5,630,000	6,164,850
Chemtura Corp. 5.75% 7/15/21	5,410,000	5,612,875
Hexion U.S. Finance Corp. 6.625% 4/15/20	54,195,000	56,295,056
Huntsman International LLC 4.875% 11/15/20	9,635,000	9,755,438
INEOS Finance PLC 7.5% 5/1/20 (f)	7,590,000	8,301,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
INEOS Group Holdings SA 5.875% 2/15/19 (f)	$ 11,285,000	$ 11,510,700
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	5,545,000	5,988,600
LSB Industries, Inc. 7.75% 8/1/19 (f)	3,905,000	4,178,350
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	31,786,000	34,368,613
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	9,190,000	9,592,063
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	35,625,000	35,090,625
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	18,050,250
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	2,550,000	2,871,938
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	93,320,000	99,385,800
Tronox Finance LLC 6.375% 8/15/20	75,345,000	76,851,900
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	4,700,000	5,158,250
		389,176,871
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (i)	12,140,000	12,564,900
Brunswick Corp. 4.625% 5/15/21 (f)	5,765,000	5,678,525
Elizabeth Arden, Inc. 7.375% 3/15/21	12,048,000	13,222,680
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	2,545,000	2,405,025
Libbey Glass, Inc. 6.875% 5/15/20	510,000	525,657
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,750,000	2,983,750
6.625% 11/15/22	3,250,000	3,550,625
Tempur Sealy International, Inc. 6.875% 12/15/20	5,025,000	5,477,250
Wolverine World Wide, Inc. 6.125% 10/15/20	5,085,000	5,491,800
		51,900,212
Containers - 4.0%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	37,502,000	41,720,975
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	7,595,000	7,917,788
6.75% 1/31/21 (f)	47,600,000	49,623,000
7% 11/15/20 (f)	4,215,882	4,395,057
9.125% 10/15/20 (f)	44,629,000	49,426,618
Ball Corp. 4% 11/15/23	15,720,000	14,580,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)	$ 6,945,000	$ 7,153,350
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)	12,147,664	12,755,047
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	7,365,000	7,659,600
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,286,998
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	8,795,000	8,399,225
Graphic Packaging International, Inc.:
4.75% 4/15/21	3,120,000	3,104,400
7.875% 10/1/18	2,726,000	2,896,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	20,410,000
6.875% 2/15/21	30,266,000	32,573,783
7.875% 8/15/19	10,205,000	11,199,988
8.25% 2/15/21	33,834,000	36,583,013
9% 4/15/19	10,846,000	11,578,105
9.875% 8/15/19	45,310,000	50,294,100
Sealed Air Corp.:
5.25% 4/1/23 (f)	14,970,000	15,119,700
6.5% 12/1/20 (f)	14,685,000	16,226,925
8.375% 9/15/21 (f)	18,235,000	21,015,838
		434,920,185
Diversified Financial Services - 5.3%
Aircastle Ltd.:
4.625% 12/15/18	12,785,000	13,088,644
5.125% 3/15/21	22,325,000	22,436,625
6.25% 12/1/19	11,280,000	12,154,200
7.625% 4/15/20	3,080,000	3,530,450
CIT Group, Inc.:
3.875% 2/19/19	23,895,000	24,163,819
5% 5/15/17	18,220,000	19,472,625
5% 8/15/22	9,475,000	9,688,188
5.25% 3/15/18	17,330,000	18,586,425
5.375% 5/15/20	20,560,000	21,947,800
5.5% 2/15/19 (f)	11,890,000	12,811,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)	$ 3,035,000	$ 3,118,463
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)	6,400,000	6,448,000
4.875% 3/15/19 (f)	27,885,000	28,268,419
6% 8/1/20 (f)	21,135,000	22,297,425
International Lease Finance Corp.:
4.625% 4/15/21	16,525,000	16,463,031
5.875% 8/15/22	7,230,000	7,627,650
6.25% 5/15/19	28,035,000	30,943,631
7.125% 9/1/18 (f)	29,553,000	34,281,480
8.25% 12/15/20	17,186,000	20,730,613
8.625% 9/15/15	33,865,000	37,166,838
8.625% 1/15/22	9,920,000	12,152,000
8.75% 3/15/17	39,296,000	45,779,840
8.875% 9/1/17	25,595,000	30,426,056
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	5,330,000	5,583,175
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	14,915,000	16,331,925
SLM Corp.:
4.875% 6/17/19	30,835,000	31,721,630
5.5% 1/25/23	12,600,000	12,381,755
6.125% 3/25/24	5,990,000	5,967,837
7.25% 1/25/22	7,690,000	8,468,613
8% 3/25/20	22,883,000	26,429,865
8.45% 6/15/18	10,520,000	12,400,450
		572,868,947
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	7,400,000	7,881,000
6.5% 11/15/22	17,855,000	19,104,850
7.625% 3/15/20	13,755,000	14,717,850
7.625% 3/15/20	25,420,000	27,390,050
Darling Escrow Corp. 5.375% 1/15/22 (f)	1,815,000	1,864,913
MDC Partners, Inc. 6.75% 4/1/20 (f)	3,960,000	4,187,700
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,820,663
5% 4/15/22 (f)	14,970,000	15,007,425
7.75% 10/15/18	2,150,000	2,287,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
WMG Acquisition Corp.:
5.625% 4/15/22 (f)	$ 2,555,000	$ 2,586,938
6% 1/15/21 (f)	3,294,000	3,450,465
6.75% 4/15/22 (f)	10,225,000	10,263,344
		117,562,261
Electric Utilities - 2.3%
Calpine Corp.:
6% 1/15/22 (f)	10,745,000	11,416,563
7.5% 2/15/21 (f)	20,210,000	22,079,425
7.875% 1/15/23 (f)	12,943,000	14,496,160
GenOn Energy, Inc.:
9.5% 10/15/18	21,469,000	22,703,468
9.875% 10/15/20	23,392,000	24,503,120
InterGen NV 7% 6/30/23 (f)	44,570,000	46,798,500
Mirant Americas Generation LLC:
8.5% 10/1/21	12,452,000	12,669,910
9.125% 5/1/31	4,141,000	4,089,238
NRG Energy, Inc. 7.875% 5/15/21	6,125,000	6,791,094
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,722,470
RRI Energy, Inc. 7.875% 6/15/17	8,446,000	8,678,265
The AES Corp.:
4.875% 5/15/23	20,835,000	19,949,513
5.5% 3/15/24	6,990,000	6,990,000
7.375% 7/1/21	30,835,000	35,306,075
8% 10/15/17	145,000	172,188
8% 6/1/20	2,000,000	2,385,000
		249,750,989
Energy - 7.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	8,485,000	8,591,063
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,459,750
7% 5/20/22	12,725,000	13,997,500
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,758,400
6.5% 5/20/21	2,007,000	2,152,508
Antero Resources Finance Corp.:
5.375% 11/1/21 (f)	14,075,000	14,391,688
7.25% 8/1/19	10,558,000	11,288,614
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	$ 23,480,000	$ 22,306,000
5.875% 8/1/23	4,410,000	4,354,875
6.625% 10/1/20	5,285,000	5,602,100
Chesapeake Energy Corp.:
3.4677% 4/15/19 (i)	19,425,000	19,619,250
4.875% 4/15/22	20,825,000	20,851,031
5.375% 6/15/21	20,855,000	21,845,613
5.75% 3/15/23	11,040,000	11,730,000
6.125% 2/15/21	11,135,000	12,192,825
6.625% 8/15/20	14,290,000	16,058,388
6.875% 11/15/20	8,215,000	9,324,025
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	2,000,000	2,130,000
6.125% 7/15/22	10,715,000	11,585,594
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	3,195,000	3,330,788
Clayton Williams Energy, Inc. 7.75% 4/1/19	12,180,000	12,971,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	16,855,000	17,697,750
6.125% 3/1/22 (f)	8,580,000	8,966,100
7.75% 4/1/19	8,665,000	9,379,863
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	12,360,000	12,978,000
Edgen Murray Corp. 8.75% 11/1/20 (f)	13,757,000	15,889,335
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	10,685,000	11,272,675
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,484,400
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	11,035,000	11,848,831
9.375% 5/1/20	15,765,000	18,169,163
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	19,651,000	20,535,295
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	15,740,000	16,527,000
6.75% 1/15/22 (f)	6,190,000	6,514,975
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	6,265,000	6,656,563
Gibson Energy, Inc. 6.75% 7/15/21 (f)	5,000,000	5,400,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,345,000	6,582,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	$ 9,240,000	$ 9,609,600
Kinder Morgan Holding Co. LLC 5% 2/15/21 (f)	9,540,000	9,540,515
Kodiak Oil & Gas Corp. 5.5% 1/15/21	3,895,000	4,011,850
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	20,750,000	21,528,125
7.25% 11/1/19 (f)	44,305,000	45,800,294
8.625% 4/15/20	14,258,000	15,380,818
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	3,847,000	4,145,143
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,355,000	3,598,238
Offshore Group Investment Ltd.:
7.125% 4/1/23	27,365,000	26,954,525
7.5% 11/1/19	37,555,000	39,057,200
Oil States International, Inc. 6.5% 6/1/19	5,575,000	5,860,719
Pacific Drilling SA 5.375% 6/1/20 (f)	5,770,000	5,611,325
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (f)	6,335,000	6,620,075
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	17,695,000	18,071,019
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	5,775,000	5,442,938
5.5% 4/15/23	5,770,000	5,842,125
Rosetta Resources, Inc. 5.625% 5/1/21	9,325,000	9,488,188
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	8,475,000	8,750,438
6.25% 3/15/22 (f)	24,335,000	25,521,331
Samson Investment Co. 10.75% 2/15/20 (f)	36,705,000	38,723,775
SemGroup Corp. 7.5% 6/15/21	12,685,000	13,763,225
SESI LLC 6.375% 5/1/19	15,160,000	16,240,150
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,816,860
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	13,168,000	14,484,800
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	4,445,000	4,711,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	12,200,000	11,407,000
5.25% 5/1/23	5,510,000	5,510,000
6.375% 8/1/22	5,058,000	5,412,060
6.875% 2/1/21	9,907,000	10,625,258
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
7.875% 10/15/18	$ 2,146,000	$ 2,280,125
Tesoro Corp. 5.125% 4/1/24	4,260,000	4,238,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20 (f)	12,130,000	12,706,175
6.125% 10/15/21	11,620,000	12,288,150
		846,487,044
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	2,540,000	2,603,500
5.625% 2/15/24 (f)	2,745,000	2,820,488
Regal Entertainment Group 5.75% 3/15/22	11,480,000	11,824,400
		17,248,388
Environmental - 1.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20	9,675,000	10,485,281
Clean Harbors, Inc.:
5.125% 6/1/21	5,870,000	5,936,038
5.25% 8/1/20	9,130,000	9,358,250
Covanta Holding Corp.:
5.875% 3/1/24	6,425,000	6,545,469
6.375% 10/1/22	10,324,000	11,046,680
7.25% 12/1/20	12,118,000	13,284,358
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	30,455,000	32,282,300
Tervita Corp.:
8% 11/15/18 (f)	47,855,000	48,333,550
9.75% 11/1/19 (f)	19,620,000	17,756,100
10.875% 2/15/18 (f)	14,025,000	13,464,000
		168,492,026
Food & Drug Retail - 2.0%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (f)(i)	11,615,000	11,861,819
Diamond Foods, Inc. 7% 3/15/19 (f)	6,000,000	6,210,000
JBS Investments GmbH:
7.25% 4/3/24 (f)	13,505,000	13,595,474
7.75% 10/28/20 (f)	36,140,000	38,443,925
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)(i)	4,585,000	4,677,617
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
6.75% 6/15/21	$ 88,495,000	$ 96,238,313
7.7% 2/15/27	4,550,000	5,005,000
9.25% 3/15/20	22,640,000	25,809,600
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (i)	3,235,000	3,364,400
Tops Markets LLC 8.875% 12/15/17	11,275,000	12,289,750
		217,495,898
Food/Beverage/Tobacco - 2.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	25,270,000	27,228,425
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	19,767,000	20,632,795
Constellation Brands, Inc. 3.75% 5/1/21	4,820,000	4,711,550
DS Waters of America, Inc. 10% 9/1/21 (f)	8,205,000	9,107,550
ESAL GmbH 6.25% 2/5/23 (f)	38,845,000	37,096,975
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	16,955,000	18,311,400
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	2,001,563
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	11,577,600
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	11,590,000	11,421,945
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)(h)	3,350,000	3,408,625
JBS Finance II Ltd. 8.25% 1/29/18 (f)	20,275,000	21,694,250
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	7,649,000	8,251,359
7.25% 6/1/21 (f)	26,325,000	28,398,094
8.25% 2/1/20 (f)	34,398,000	37,648,611
Post Holdings, Inc.:
6.75% 12/1/21 (f)	17,630,000	18,467,425
7.375% 2/15/22	4,515,000	4,831,050
7.375% 2/15/22 (f)	26,740,000	28,611,800
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,753,100
Smithfield Foods, Inc. 6.625% 8/15/22	6,525,000	7,120,406
		303,274,523
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,644,688
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	23,700,000	20,441,250
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	15,445,000	15,406,388
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	12,835,000	11,198,538
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	$ 19,915,000	$ 20,462,663
Graton Economic Development Authority 9.625% 9/1/19 (f)	6,555,000	7,489,088
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	7,820,495
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,516,175
MGM Mirage, Inc.:
7.75% 3/15/22	8,795,000	10,180,213
8.625% 2/1/19	33,710,000	40,241,313
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,472,000
PNK Finance Corp. 6.375% 8/1/21 (f)	21,120,000	22,176,000
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	5,765,000	5,750,588
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	40,575,000	41,995,125
Wynn Macau Ltd. 5.25% 10/15/21 (f)	15,235,000	15,463,525
		245,258,049
Healthcare - 8.5%
Alere, Inc.:
6.5% 6/15/20	32,700,000	34,335,000
7.25% 7/1/18	9,950,000	10,920,125
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	3,935,000	4,131,750
Community Health Systems, Inc.:
5.125% 8/1/21 (f)	25,865,000	26,382,300
6.875% 2/1/22 (f)	83,640,000	86,671,950
7.125% 7/15/20	11,965,000	12,832,463
8% 11/15/19	96,623,000	105,681,346
Emergency Medical Services Corp. 8.125% 6/1/19	7,794,000	8,281,125
Endo Health Solutions, Inc. 7% 12/15/20	4,918,000	5,286,850
HCA Holdings, Inc.:
5% 3/15/24	1,200,000	1,191,000
5.875% 3/15/22	3,715,000	3,984,338
5.875% 5/1/23	7,490,000	7,621,075
6.25% 2/15/21	18,100,000	19,118,125
6.5% 2/15/20	35,070,000	39,103,050
7.25% 9/15/20	8,344,000	9,001,090
7.5% 11/6/33	2,199,000	2,253,975
7.75% 5/15/21	66,432,000	72,992,160
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,765,000	5,062,813
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
IMS Health, Inc. 6% 11/1/20 (f)	$ 5,540,000	$ 5,844,700
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(i)	7,420,000	7,753,900
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	3,020,000	3,337,100
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	4,226,500
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	8,925,000	9,103,500
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	20,480,000	21,401,600
6.75% 10/15/22	25,361,000	27,580,088
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	5,130,000	5,566,050
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	16,666,500
5.5% 2/1/21	8,850,000	9,270,375
Service Corp. International 4.5% 11/15/20	5,510,000	5,399,800
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,609,700
Tenet Healthcare Corp.:
4.375% 10/1/21	42,420,000	40,670,175
4.5% 4/1/21	4,000,000	3,882,000
4.75% 6/1/20	7,795,000	7,833,975
5% 3/1/19 (f)	9,650,000	9,674,125
6% 10/1/20 (f)	10,870,000	11,413,500
6.25% 11/1/18	12,130,000	13,349,065
6.75% 2/1/20	11,415,000	11,985,750
8.125% 4/1/22	78,230,000	86,835,300
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	7,780,000	8,091,200
6.75% 8/15/21 (f)	23,271,000	24,958,148
6.875% 12/1/18 (f)	34,635,000	36,539,925
7% 10/1/20 (f)	7,255,000	7,762,850
7.25% 7/15/22 (f)	11,781,000	12,841,290
7.5% 7/15/21 (f)	20,345,000	22,684,675
VPI Escrow Corp. 6.375% 10/15/20 (f)	36,640,000	39,388,000
		915,520,326
Homebuilders/Real Estate - 1.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	9,365,000	9,575,713
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	21,020,000	22,123,550
CBRE Group, Inc. 6.625% 10/15/20	8,705,000	9,249,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
iStar Financial, Inc. 4.875% 7/1/18	$ 5,765,000	$ 5,937,950
KB Home:
7.25% 6/15/18	2,985,000	3,358,125
8% 3/15/20	7,135,000	8,080,388
Lennar Corp. 4.5% 6/15/19	5,290,000	5,349,513
M.D.C. Holdings, Inc. 5.5% 1/15/24	9,935,000	10,206,315
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	13,580,000	13,732,775
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	24,151,060
8.375% 1/15/21	14,434,000	17,104,290
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	7,755,000	7,599,900
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)	4,390,000	4,477,800
8.5% 11/15/20	11,335,000	12,638,525
		153,584,967
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	6,370,000	6,449,625
6.75% 6/1/19	29,550,000	31,618,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	20,580,000	21,454,650
		59,522,775
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	44,585,000	47,594,488
Leisure - 0.2%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	21,620,000	21,944,300
Metals/Mining - 1.5%
Alpha Natural Resources, Inc.:
6% 6/1/19	9,180,000	6,976,800
6.25% 6/1/21	7,390,000	5,450,125
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,990,000	3,120,813
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	7,165,000	7,702,375
CONSOL Energy, Inc.:
5.875% 4/15/22 (f)	17,850,000	18,385,500
8% 4/1/17	16,585,000	17,283,229
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
CONSOL Energy, Inc.: - continued
8.25% 4/1/20	$ 14,265,000	$ 15,531,019
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,558,863
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,720,213
8.25% 11/1/19 (f)	16,985,000	18,768,425
Imperial Metals Corp. 7% 3/15/19 (f)	2,220,000	2,262,725
Peabody Energy Corp. 6% 11/15/18	12,705,000	13,499,063
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	4,885,000	5,483,413
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	10,560,000	10,982,400
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)	5,515,000	5,570,150
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,120,000
Walter Energy, Inc.:
8.5% 4/15/21	6,685,000	3,977,575
9.5% 10/15/19 (f)	4,165,000	4,237,888
11% 4/1/20 pay-in-kind (f)(i)	8,920,000	7,849,600
		161,480,176
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	56,458,756	6
P.H. Glatfelter Co. 5.375% 10/15/20	4,150,000	4,295,250
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	4,955,000	5,153,200
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	34,020,650
		43,469,106
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)	2,560,000	2,931,200
R.R. Donnelley & Sons Co. 6% 4/1/24	5,115,000	5,153,363
		8,084,563
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (f)	5,755,000	5,913,263
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	16,404,500
		22,317,763
Restaurants - 0.3%
DineEquity, Inc. 9.5% 10/30/18	5,132,000	5,548,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Acquisition Co. 9.375% 5/1/20 (f)	$ 11,195,000	$ 12,342,488
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	8,445,000	9,036,150
		26,927,613
Services - 2.4%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	5,490,000	6,107,625
APX Group, Inc.:
6.375% 12/1/19	47,235,000	48,061,613
8.75% 12/1/20	7,235,000	7,379,700
ARAMARK Corp. 5.75% 3/15/20	11,070,000	11,609,663
Audatex North America, Inc.:
6% 6/15/21 (f)	8,050,000	8,633,625
6.125% 11/1/23 (f)	3,355,000	3,585,656
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	19,720,000	20,903,200
Corrections Corp. of America 4.125% 4/1/20	12,865,000	12,784,594
Garda World Security Corp. 7.25% 11/15/21 (f)	7,900,000	8,324,625
Hertz Corp.:
5.875% 10/15/20	8,640,000	9,158,400
6.25% 10/15/22	7,840,000	8,388,800
Laureate Education, Inc. 9.25% 9/1/19 (f)	92,096,000	97,161,280
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	9,640,000	10,266,600
The Geo Group, Inc.:
5.125% 4/1/23	3,810,000	3,771,900
6.625% 2/15/21	1,697,000	1,824,275
TMS International Corp. 7.625% 10/15/21 (f)	2,430,000	2,594,025
		260,555,581
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (f)	5,960,000	6,310,150
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	22,265,000	23,851,381
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	9,980,000	10,404,150
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	24,345,000	24,588,450
8.125% 2/15/19	23,421,000	23,772,315
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	7,735,000	7,756,135
Teekay Corp. 8.5% 1/15/20	9,015,000	10,412,325
		107,094,906
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	$ 18,645,000	$ 17,899,200
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	62,277,000	62,899,770
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	5,420,000	6,083,950
		86,882,920
Super Retail - 2.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	2,572,000	2,880,640
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)	19,495,000	20,177,325
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	10,985,000	10,490,675
7.75% 6/1/20 (f)	25,197,000	17,196,953
8.875% 3/15/19	2,305,000	1,924,675
9% 3/15/19 (f)	53,490,000	55,629,600
Limited Brands, Inc.:
6.625% 4/1/21	8,800,000	9,845,000
7% 5/1/20	3,907,000	4,453,980
Office Depot, Inc. 9.75% 3/15/19 (f)	5,835,000	6,717,544
Sally Holdings LLC 6.875% 11/15/19	2,440,000	2,668,750
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	68,350,000	75,014,125
Sonic Automotive, Inc. 5% 5/15/23	6,640,000	6,523,800
The Bon-Ton Department Stores, Inc. 8% 6/15/21	9,040,000	8,610,600
		222,133,667
Technology - 3.4%
ADT Corp. 6.25% 10/15/21 (f)	10,910,000	11,373,675
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)	14,580,000	15,272,550
Avaya, Inc. 10.5% 3/1/21 (f)	39,204,800	35,676,368
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	45,765,000	47,938,838
BMC Software, Inc. 7.25% 6/1/18	8,280,000	8,652,600
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)	20,610,000	20,197,800
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,319,000	5,711,276
8.5% 4/1/19	13,745,000	15,033,594
Ceridian Corp. 8.875% 7/15/19 (f)	4,185,000	4,765,669
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	20,300,000	20,503,000
Entegris, Inc. 6% 4/1/22 (f)	3,405,000	3,447,563
First Data Corp.:
6.75% 11/1/20 (f)	13,420,000	14,325,850
7.375% 6/15/19 (f)	13,510,000	14,489,475
8.25% 1/15/21 (f)	6,738,000	7,260,195
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
8.75% 1/15/22 pay-in-kind (f)(i)	$ 6,321,000	$ 6,889,890
10.625% 6/15/21	6,770,000	7,675,488
11.75% 8/15/21	6,070,000	6,464,550
12.625% 1/15/21	8,833,000	10,599,600
Infor U.S., Inc. 9.375% 4/1/19	5,320,000	5,971,700
Lucent Technologies, Inc. 6.45% 3/15/29	2,216,000	2,121,820
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	11,335,000	11,320,831
5.75% 3/15/23 (f)	2,855,000	3,019,163
Sanmina-SCI Corp. 7% 5/15/19 (f)	20,065,000	21,168,575
Serena Software, Inc. 10.375% 3/15/16	1,494,000	1,497,436
SunGard Data Systems, Inc. 6.625% 11/1/19	13,865,000	14,523,588
VeriSign, Inc. 4.625% 5/1/23	8,930,000	8,550,475
Viasystems, Inc. 7.875% 5/1/19 (f)	8,505,000	9,057,825
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	31,816,000	35,952,080
10.25% 7/15/19 (f)	2,185,000	2,469,050
		371,930,524
Telecommunications - 7.8%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	7,960,000	8,149,050
6.75% 11/15/20 (f)	17,695,000	18,579,750
Altice Financing SA:
6.5% 1/15/22 (f)	42,550,000	44,571,125
7.875% 12/15/19 (f)	6,080,000	6,639,482
Altice Finco SA:
8.125% 1/15/24 (f)	23,200,000	25,056,000
9.875% 12/15/20 (f)	19,535,000	22,396,878
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,780,973
Columbus International, Inc. 7.375% 3/30/21 (f)	42,285,000	44,187,825
Crown Castle International Corp. 5.25% 1/15/23	8,300,000	8,528,250
Digicel Group Ltd. 6% 4/15/21 (f)	45,135,000	45,699,188
Frontier Communications Corp. 8.5% 4/15/20	14,180,000	16,510,838
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	40,225,000	39,370,219
6.625% 12/15/22 (f)	26,395,000	27,120,863
7.5% 4/1/21	25,120,000	27,537,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Luxembourg SA:
6.75% 6/1/18	$ 8,650,000	$ 9,147,375
7.75% 6/1/21	60,745,000	63,326,663
Level 3 Communications, Inc. 8.875% 6/1/19	6,100,000	6,694,750
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	13,460,000	14,133,000
7% 6/1/20	8,475,000	9,153,000
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	15,473,413
Millicom International Cellular SA 4.75% 5/22/20 (f)	11,135,000	10,745,275
SBA Communications Corp. 5.625% 10/1/19	5,595,000	5,867,756
Sprint Capital Corp.:
6.875% 11/15/28	7,754,000	7,657,075
6.9% 5/1/19	62,148,000	68,207,430
Sprint Communications, Inc.:
6% 11/15/22	22,120,000	22,285,900
9% 11/15/18 (f)	6,060,000	7,385,625
Sprint Corp.:
7.125% 6/15/24 (f)	12,140,000	12,747,000
7.25% 9/15/21 (f)	48,070,000	52,396,300
7.875% 9/15/23 (f)	27,115,000	29,894,288
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	8,630,000	9,009,720
6.25% 4/1/21	16,650,000	17,732,250
6.464% 4/28/19	30,455,000	32,282,300
6.542% 4/28/20	15,230,000	16,372,250
6.625% 4/1/23	12,935,000	13,840,450
6.633% 4/28/21	12,825,000	13,851,000
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	15,605,000	16,131,669
TW Telecom Holdings, Inc. 5.375% 10/1/22	5,000,000	5,075,000
ViaSat, Inc. 6.875% 6/15/20	10,970,000	11,751,613
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,609,000	8,008,473
7.375% 4/23/21 (f)	14,895,000	15,341,850
		836,639,666
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	$ 13,900,000	$ 12,492,625
Hanesbrands, Inc. 6.375% 12/15/20	24,817,000	27,050,530
		39,543,155
TOTAL NONCONVERTIBLE BONDS		8,352,564,149
TOTAL CORPORATE BONDS (Cost $7,999,249,493)		8,385,048,849
Common Stocks - 0.8%
	Shares
Automotive - 0.4%
Delphi Automotive PLC	422,362	28,230,676
General Motors Co.	10,396	358,454
General Motors Co.:
warrants 7/10/16 (a)	187,449	4,635,614
warrants 7/10/19 (a)	187,449	3,203,503
Motors Liquidation Co. GUC Trust (a)	49,155	1,354,220
		37,782,467
Banks & Thrifts - 0.0%
CIT Group, Inc.	99,400	4,279,170
Building Materials - 0.2%
Nortek, Inc. (a)	243,390	19,996,922
Nortek, Inc. warrants 12/7/14 (a)	10,000	320,000
		20,316,922
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,843,375
Metals/Mining - 0.0%
Aleris International, Inc. (a)(k)	46,900	1,509,594
Shipping - 0.2%
DeepOcean Group Holding BV (a)(f)	419,352	11,915,018
Navios Maritime Holdings, Inc.	771,100	6,068,557
		17,983,575
Common Stocks - continued
	Shares	Value
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	520,065	$ 1,300,163
TOTAL COMMON STOCKS (Cost $59,375,987)		86,015,266
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.5%
Bank of America Corp. Series L, 7.25%	22,300	25,382,975
Huntington Bancshares, Inc. 8.50%	18,781	24,039,680
Wells Fargo & Co. 7.50%	2,900	3,463,992
		52,886,647
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	19,887,000
TOTAL CONVERTIBLE PREFERRED STOCKS		72,773,647
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	49,660	49,182,023
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	1,584,300	43,552,407
TOTAL NONCONVERTIBLE PREFERRED STOCKS		92,734,430
TOTAL PREFERRED STOCKS (Cost $138,549,214)		165,508,077
Bank Loan Obligations - 12.2%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (i)	$ 5,936,013	5,913,753
Automotive - 0.4%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)	1,210,850	1,210,850
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (i)	6,787,988	6,787,988
Chrysler Group LLC:
term loan 3.25% 12/31/18 (i)	19,640,000	19,443,600
Bank Loan Obligations - continued
	Principal Amount	Value
Automotive - continued
Chrysler Group LLC: - continued
Tranche B, term loan 3.5% 5/24/17 (i)	$ 4,538,333	$ 4,532,660
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (i)	15,025,000	14,931,094
		46,906,192
Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	7,946,163	7,985,893
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	6,847,838	6,805,039
		14,790,932
Building Materials - 0.2%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (i)	14,153,985	14,137,000
Nortek, Inc. Tranche B, term loan 10/30/20 (j)	5,585,000	5,571,038
		19,708,038
Cable TV - 0.6%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	39,147,547	38,951,809
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (i)	9,804,475	9,657,408
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (i)	13,409,475	13,409,475
		62,018,692
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (i)	37,710,550	37,663,412
Rexnord LLC Tranche B, term loan 4% 8/21/20 (i)	21,501,688	21,367,303
SRAM LLC. Tranche B, term loan 4.0092% 4/10/20 (i)	9,564,699	9,421,229
		68,451,944
Chemicals - 0.2%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (i)	7,466,299	7,484,965
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 3/19/20 (j)	14,980,000	14,923,825
		22,408,790
Bank Loan Obligations - continued
	Principal Amount	Value
Consumer Products - 0.1%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	$ 2,248,700	$ 2,243,078
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (i)	14,045,307	13,958,226
		16,201,304
Containers - 0.1%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.25% 12/17/19 (i)	1,192,013	1,186,052
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	11,195,000	11,111,038
		12,297,090
Diversified Financial Services - 0.3%
Blackstone REL 9.98% 10/1/17	14,882,786	15,180,442
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (i)	16,600,000	16,600,000
		31,780,442
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (i)	6,681,425	6,648,018
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (i)	25,159,875	24,562,328
Tranche B 2LN, term loan 3.25% 1/31/22 (i)	3,394,375	3,322,245
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (i)	9,185,000	9,173,978
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (i)	3,962,967	3,863,893
		40,922,444
Energy - 0.7%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (i)	19,515,000	19,295,456
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	31,800,000	32,754,000
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	14,837,446	14,800,352
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	2,059,438	2,056,863
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	2,605,000	2,591,975
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	3,756,371	3,756,371
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	522,538	522,538
Bank Loan Obligations - continued
	Principal Amount	Value
Energy - continued
Sheridan Production Partners I: - continued
Tranche M, term loan 4.25% 12/16/20 (i)	$ 194,878	$ 194,878
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (i)	1,815,450	1,819,989
		77,792,422
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (i)	7,494,300	7,484,932
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	7,755,000	7,725,919
		15,210,851
Environmental - 0.3%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (i)	12,772,063	12,708,202
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (i)	9,280,000	9,233,600
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (i)	9,734,735	9,600,882
		31,542,684
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (i)	3,310,000	3,268,625
Tranche B 1LN, term loan 4.2531% 2/18/21 (i)	6,588,488	6,563,781
		9,832,406
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (j)	17,970,000	17,925,075
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (i)	2,478,788	2,531,462
5.5% 11/21/19 (i)	1,062,338	1,084,912
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (i)	15,266,738	15,171,320
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	5,060,938	5,029,560
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (i)	2,132,722	2,127,390
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (i)	3,273,550	3,265,366
		47,135,085
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.8%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (i)	$ 12,617,616	$ 12,649,160
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	6,110,000	6,102,363
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	4,875,000	4,868,906
Genesis HealthCare Corp. Tranche B, term loan 10.0059% 12/4/17 (i)	5,282,168	5,387,811
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9836% 5/1/18 (i)	12,606,650	12,591,522
Tranche B 5LN, term loan 2.9003% 3/31/17 (i)	14,213,575	14,213,575
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	20,965,000	20,860,175
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (i)	11,750,550	11,750,550
		88,424,062
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	1,652,021	1,647,891
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)	20,867,699	20,763,360
		22,411,251
Hotels - 0.5%
BRE Select Hotels Corp. REL 7.093% 5/9/18 (i)	15,160,000	15,160,000
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (i)	2,820,825	2,799,669
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	37,217,632	37,078,065
		55,037,734
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (i)	28,820,000	28,747,950
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	6,069,673	5,849,647
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	25,456,200	25,297,099
		31,146,746
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (i)	55,390,000	54,905,338
Bank Loan Obligations - continued
	Principal Amount	Value
Services - 1.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (i)	$ 18,130,000	$ 17,903,375
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (i)	15,298,077	15,298,077
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (i)	4,064,601	4,059,520
Garda World Security Corp.:
term loan 4% 11/8/20 (i)	3,620,879	3,611,826
Tranche DD, term loan 4% 11/8/20 (i)	926,271	923,956
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	52,029,407	51,379,039
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	21,108,587	21,082,201
		114,257,994
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	7,010,000	7,045,050
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	12,620,000	12,604,225
		19,649,275
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	9,277,380	9,161,413
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (i)	7,750,000	7,701,950
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	19,562,674	19,367,047
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (i)	45,461,075	45,290,596
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (i)	13,550,178	13,533,241
		95,054,247
Technology - 2.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (i)	2,995,000	2,995,000
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (j)	14,985,000	15,059,925
Avaya, Inc. Tranche B 3LN, term loan 4.7336% 10/26/17 (i)	9,463,802	9,108,909
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (i)	29,226,938	29,080,803
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	51,104,998	50,530,067
Entegris, Inc. Tranche B, term loan 4/30/21 (j)	6,045,000	5,992,106
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
First Data Corp. term loan 4.1523% 3/24/18 (i)	$ 72,185,336	$ 71,824,409
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (i)	12,074,738	12,059,644
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i)	35,169,254	34,905,484
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	12,139,588	12,064,322
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	2,010,000	2,070,501
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	1,133,649	1,129,397
NXP BV Tranche D, term loan 3.75% 1/11/20 (i)	6,104,325	6,058,543
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	5,440,000	5,412,800
Tranche 2LN, term loan 8% 4/9/22 (i)	4,635,000	4,611,825
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9025% 2/28/17 (i)	2,510,483	2,514,751
Tranche E, term loan 4% 3/8/20 (i)	3,767,527	3,776,945
		269,195,431
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	1,426,425	1,446,038
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	7,004,796	7,004,796
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	2,970,000	2,973,861
		11,424,695
TOTAL BANK LOAN OBLIGATIONS (Cost $1,313,343,347)		1,319,815,810
Preferred Securities - 1.3%

Banks & Thrifts - 1.1%
Bank of America Corp. 5.2% (g)(i)	5,000,000	4,807,857
Barclays Bank PLC 7.625% 11/21/22	32,860,000	38,431,018
Barclays PLC 8.25% (g)(i)	16,142,000	17,360,884
Credit Agricole SA 7.875% (f)(g)(i)	16,565,000	17,960,531
Credit Suisse Group 7.5% (f)(g)(i)	15,120,000	16,882,269
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
JPMorgan Chase & Co.:
6.125% (g)(i)	$ 5,995,000	$ 6,047,002
6.75% (g)(i)	18,065,000	19,434,016
		120,923,577
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.3% (g)(i)	17,810,000	17,746,329
TOTAL PREFERRED SECURITIES (Cost $129,735,660)		138,669,906
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $896,483,783)	896,483,783	896,483,783
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 4/30/14 due 5/1/14 (Collateralized by U.S. Treasury Obligations) # (Cost $8,716,000)	$ 8,716,012	8,716,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $10,545,453,484)		11,000,257,691
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(208,258,937)
NET ASSETS - 100%		$ 10,791,998,754
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,032,874,450 or 37.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,509,594 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,716,000 due 5/01/14 at 0.05%
Barclays Capital, Inc.	$ 2,427,184
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,725,709
Wells Fargo Securities LLC	4,563,107
$ 8,716,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 604,085
Fidelity Securities Lending Cash Central Fund	3
Total	$ 604,088
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 7,020,878	$ 0	$ 0	$ 0	$ 1,300,163
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,782,467	$ 37,782,467	$ -	$ -
Energy	22,730,375	2,843,375	19,887,000	-
Financials	149,900,247	100,718,224	49,182,023	-
Industrials	38,300,497	26,385,479	-	11,915,018
Materials	1,509,594	-	-	1,509,594
Telecommunication Services	1,300,163	1,300,163	-	-
Corporate Bonds	8,385,048,849	-	8,385,048,837	12
Bank Loan Obligations	1,319,815,810	-	1,287,827,477	31,988,333
Preferred Securities	138,669,906	-	138,669,906	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Money Market Funds	$ 896,483,783	$ 896,483,783	$ -	$ -
Cash Equivalents	8,716,000	-	8,716,000	-
Total Investments in Securities:	$ 11,000,257,691	$ 1,065,513,491	$ 9,889,331,243	$ 45,412,957
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.0%
Luxembourg	4.9%
Canada	2.4%
Cayman Islands	1.5%
Ireland	1.5%
Netherlands	1.4%
Others (Individually Less Than 1%)	7.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value (including repurchase agreements of $8,716,000) - See accompanying schedule: Unaffiliated issuers (cost $9,639,184,506)	$ 10,102,473,745
Fidelity Central Funds (cost $896,483,783)	896,483,783
Other affiliated issuers (cost $9,785,195)	1,300,163
Total Investments (cost $10,545,453,484)		$ 11,000,257,691
Cash		17,440,768
Receivable for investments sold		89,628,694
Receivable for fund shares sold		24,137,158
Dividends receivable		1,081,747
Interest receivable		145,991,177
Distributions receivable from Fidelity Central Funds		43,828
Prepaid expenses		8,667
Other receivables		405
Total assets		11,278,590,135

Liabilities
Payable for investments purchased Regular delivery	$ 377,415,152
Delayed delivery	80,860,000
Payable for fund shares redeemed	22,567,262
Accrued management fee	5,037,446
Other affiliated payables	618,476
Other payables and accrued expenses	93,045
Total liabilities		486,591,381

Net Assets		$ 10,791,998,754
Net Assets consist of:
Paid in capital		$ 10,241,064,209
Undistributed net investment income		14,472,520
Accumulated undistributed net realized gain (loss) on investments		81,657,818
Net unrealized appreciation (depreciation) on investments		454,804,207
Net Assets		$ 10,791,998,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Series High Income: Net Asset Value, offering price and redemption price per share ($5,367,463,874 ÷ 507,489,918 shares)	$ 10.58

Class F: Net Asset Value, offering price and redemption price per share ($5,424,534,880 ÷ 512,885,124 shares)	$ 10.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 7,427,154
Interest		641,017,981
Income from Fidelity Central Funds		604,088
Total income		649,049,223

Expenses
Management fee	$ 59,706,655
Transfer agent fees	6,216,902
Accounting and security lending fees	1,402,392
Custodian fees and expenses	117,984
Independent trustees' compensation	48,140
Registration fees	60,334
Audit	76,194
Legal	31,075
Miscellaneous	87,764
Total expenses before reductions	67,747,440
Expense reductions	(11,594)	67,735,846
Net investment income (loss)		581,313,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		125,580,212
Change in net unrealized appreciation (depreciation) on investment securities		(151,685,292)
Net gain (loss)		(26,105,080)
Net increase (decrease) in net assets resulting from operations		$ 555,208,297

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 581,313,377	$ 551,262,900
Net realized gain (loss)	125,580,212	2,889,820
Change in net unrealized appreciation (depreciation)	(151,685,292)	603,841,913
Net increase (decrease) in net assets resulting from operations	555,208,297	1,157,994,633
Distributions to shareholders from net investment income	(569,158,948)	(516,336,447)
Distributions to shareholders from net realized gain	(29,910,100)	(20,511,873)
Total distributions	(599,069,048)	(536,848,320)
Share transactions - net increase (decrease)	429,502,869	638,051,995
Total increase (decrease) in net assets	385,642,118	1,259,198,308

Net Assets
Beginning of period	10,406,356,636	9,147,158,328
End of period (including undistributed net investment income of $14,472,520 and undistributed net investment income of $27,535,426, respectively)	$ 10,791,998,754	$ 10,406,356,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series High Income

Years ended April 30,	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.566	.587	.599	.078
Net realized and unrealized gain (loss)	(.033)	.655	(.163)	.108
Total from investment operations	.533	1.242	.436	.186
Distributions from net investment income	(.554)	(.550)	(.584)	(.066)
Distributions from net realized gain	(.029)	(.022)	(.012)	-
Total distributions	(.583)	(.572)	(.596)	(.066)
Net asset value, end of period	$ 10.58	$ 10.63	$ 9.96	$ 10.12
Total Return B,C	5.23%	12.85%	4.66%	1.87%
Ratios to Average Net Assets E,H
Expenses before reductions	.70%	.71%	.72%	.73% A
Expenses net of fee waivers, if any	.70%	.71%	.72%	.73% A
Expenses net of all reductions	.69%	.71%	.72%	.73% A
Net investment income (loss)	5.42%	5.74%	6.19%	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,367,464	$ 5,381,081	$ 5,533,077	$ 6,827,084
Portfolio turnover rate F	54%	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended April 30,	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.578	.600	.610	.080
Net realized and unrealized gain (loss)	(.033)	.654	(.161)	.108
Total from investment operations	.545	1.254	.449	.188
Distributions from net investment income	(.566)	(.562)	(.597)	(.068)
Distributions from net realized gain	(.029)	(.022)	(.012)	-
Total distributions	(.595)	(.584)	(.609)	(.068)
Net asset value, end of period	$ 10.58	$ 10.63	$ 9.96	$ 10.12
Total Return B,C	5.35%	12.99%	4.80%	1.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.58%	.58%	.59%	.63% A
Expenses net of fee waivers, if any	.58%	.58%	.59%	.63% A
Expenses net of all reductions	.58%	.58%	.59%	.63% A
Net investment income (loss)	5.53%	5.87%	6.32%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,424,535	$ 5,025,275	$ 3,614,081	$ 1,967,111
Portfolio turnover rate F	54%	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Annual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, contingent interest, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 524,592,092
Gross unrealized depreciation	(56,813,560)
Net unrealized appreciation (depreciation) on securities and other investments	$ 467,778,532

Tax Cost	$ 10,532,479,159

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,292,398
Undistributed long-term capital gain	$ 82,542,504
Net unrealized appreciation (depreciation)	$ 467,778,532

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary Income	$ 593,912,134	$ 536,848,320
Long-term Capital Gains	5,156,914	-
Total	$ 599,069,048	$ 536,848,320

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,982,787,957 and $5,380,337,476, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets
Series High Income	$ 6,216,902.12

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $327 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,149 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $925 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,669.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2014	2013
From net investment income
Series High Income	$ 285,487,026	$ 284,789,338
Class F	283,671,922	231,547,109
Total	$ 569,158,948	$ 516,336,447

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended April 30,	2014	2013
From net realized gain
Series High Income	$ 15,126,634	$ 11,206,485
Class F	14,783,466	9,305,388
Total	$ 29,910,100	$ 20,511,873

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Series High Income
Shares sold	77,816,542	39,326,849	$ 811,361,527	$ 405,422,173
Reinvestment of distributions	28,807,303	28,953,017	300,613,660	295,995,823
Shares redeemed	(105,333,171)	(117,665,768)	(1,101,291,774)	(1,193,375,051)
Net increase (decrease)	1,290,674	(49,385,902)	$ 10,683,413	$ (491,957,055)
Class F
Shares sold	99,039,365	113,812,010	$ 1,034,693,706	$ 1,165,003,007
Reinvestment of distributions	28,596,970	23,501,052	298,455,388	240,852,497
Shares redeemed	(87,478,885)	(27,480,779)	(914,329,638)	(275,846,454)
Net increase (decrease)	40,157,450	109,832,283	$ 418,819,456	$ 1,130,009,050

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period March 10, 2011 (commencement of operations) to April 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series High Income Fund as of April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period March 10, 2011 (commencement of operations) to April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series High Income Fund	06/09/14	06/06/14	$0.082
Class F	06/09/14	06/06/14	$0.082

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30 2014, $87,699,418, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSH-ANN-0614
1.924270.103

Fidelity®

Focused High Income

Fund

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Focused High Income Fund	3.92%	10.98%	6.44%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund: For the year, the fund returned 3.92%, underperforming the 5.36% rise of its benchmark, The BofA Merrill LynchSM BB US High Yield Constrained Index. Versus the index, most of the fund's underperformance came from carrying a significant underweighting in banks & thrifts, including Lloyds Banking and Royal Bank of Scotland (RBS), both headquartered in the United Kingdom. The fund didn't own Lloyds throughout the period and I added a very small position in RBS during the second half. I generally avoided these index members because I found them to have challenged fundamental outlooks. Security selection in metals/mining also hurt, with drilling services company Boart Longyear the top detractor during the period. Boart Longyear was not held at period end. On the plus side, three of the top contributors during the period were airline companies Delta Air Lines, United Air Lines and Continental Airlines. Overweighting diversified financial services dampened our relative return but was more than offset by strong security selection within the group, including an investment in aircraft leasing company International Lease Finance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	.84%	$ 1,000.00	$ 1,034.40	$ 4.24
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.5	4.8
SLM Corp.	2.3	1.0
International Lease Finance Corp.	2.3	1.7
Exterran Holdings Inc.	2.2	1.9
Sprint Communications, Inc.	1.9	1.4
	12.2
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.1	15.5
Diversified Financial Services	12.3	10.6
Technology	8.8	6.3
Telecommunications	7.3	6.2
Healthcare	6.2	4.5
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 2.8%	BBB 1.8%
BB 71.1%	BB 71.3%
B 22.2%	B 22.6%
Not Rated 0.6%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 89.2%		Nonconvertible Bonds 94.1%
	Bank Loan Obligations 5.9%		Bank Loan Obligations 1.6%
	Other Investments 1.6%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
* Foreign investments	25.5%	** Foreign investments	21.5%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.2%
	Principal Amount	Value
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21	$ 540,000	$ 585,900
Triumph Group, Inc. 4.875% 4/1/21	1,330,000	1,310,050
		1,895,950
Air Transportation - 2.1%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	116,436	133,901
5.5% 4/29/22	1,935,491	2,041,943
6.25% 10/11/21	2,129,794	2,316,151
9.25% 5/10/17	707,161	799,092
Delta Air Lines, Inc. pass-thru trust certificates:
Series 2012-1B Class B, 6.875% 5/7/19 (b)	2,609,098	2,863,485
6.375% 7/2/17 (b)	1,115,000	1,195,838
6.75% 5/23/17	1,115,000	1,195,838
8.021% 8/10/22	1,166,275	1,352,878
8.954% 8/10/14	1,674,057	1,703,353
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	718,737	787,952
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	113,856	124,103
9.75% 1/15/17	1,159,882	1,333,864
12% 1/15/16 (b)	145,854	164,815
		16,013,213
Automotive - 2.8%
Dana Holding Corp.:
5.375% 9/15/21	605,000	624,663
6% 9/15/23	2,525,000	2,657,563
6.5% 2/15/19	6,130,000	6,513,125
6.75% 2/15/21	2,145,000	2,324,644
General Motors Co. 3.5% 10/2/18 (b)	3,190,000	3,257,788
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,040,000	2,060,400
4.75% 8/15/17	2,345,000	2,509,150
Jaguar Land Rover PLC 4.125% 12/15/18 (b)	1,335,000	1,378,388
		21,325,721
Banks & Thrifts - 0.8%
Ally Financial, Inc. 3.5% 1/27/19	6,055,000	6,100,413
Royal Bank of Scotland Group PLC 6% 12/19/23	185,000	193,264
		6,293,677
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	$ 1,245,000	$ 1,241,888
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,940,000	3,046,575
		4,288,463
Building Materials - 2.4%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	5,080,000	5,499,100
6.875% 8/15/18 (b)	7,735,000	8,073,406
CEMEX Finance LLC 6% 4/1/24 (b)	1,035,000	1,038,157
Masco Corp. 5.95% 3/15/22	3,475,000	3,787,750
		18,398,413
Cable TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19	9,420,000	9,949,875
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	5,370,000	5,396,850
DISH DBS Corp.:
4.25% 4/1/18	2,120,000	2,215,400
7.875% 9/1/19	3,005,000	3,564,681
Lynx I Corp. 5.375% 4/15/21 (b)	3,860,000	3,956,500
Numericable Group SA:
4.875% 5/15/19 (b)(c)	1,250,000	1,262,500
6% 5/15/22 (b)(c)	2,160,000	2,211,300
6.25% 5/15/24 (b)(c)	425,000	435,094
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	2,480,000	2,504,800
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	2,745,000	3,026,363
		34,523,363
Chemicals - 1.7%
LSB Industries, Inc. 7.75% 8/1/19 (b)	950,000	1,016,500
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	3,200,000	3,424,000
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,310,000	3,417,575
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,855,000	1,901,375
Tronox Finance LLC 6.375% 8/15/20	2,770,000	2,825,400
		12,584,850
Consumer Products - 0.4%
First Quality Finance Co., Inc. 4.625% 5/15/21 (b)	2,965,000	2,801,925
Containers - 2.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	5,572,000	5,906,320
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (b)	$ 245,000	$ 259,394
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	10,420,000	9,951,100
		16,116,814
Diversified Financial Services - 12.1%
Aircastle Ltd.:
4.625% 12/15/18	5,925,000	6,065,719
5.125% 3/15/21	1,340,000	1,346,700
6.25% 12/1/19	3,085,000	3,324,088
6.75% 4/15/17	1,390,000	1,556,800
CIT Group, Inc.:
3.875% 2/19/19	1,220,000	1,233,725
5.25% 3/15/18	2,180,000	2,338,050
5.5% 2/15/19 (b)	2,380,000	2,564,450
FLY Leasing Ltd. 6.75% 12/15/20	5,420,000	5,670,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (b)	4,715,000	4,750,363
4.875% 3/15/19 (b)	5,865,000	5,945,644
5.875% 2/1/22 (b)	9,415,000	9,556,225
6% 8/1/20 (b)	6,030,000	6,361,650
ILFC E-Capital Trust I 5.46% 12/21/65 (b)(d)	3,410,000	3,239,500
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	2,430,000	2,351,025
International Lease Finance Corp.:
3.875% 4/15/18	1,170,000	1,187,550
5.875% 4/1/19	1,015,000	1,101,275
5.875% 8/15/22	2,270,000	2,394,850
6.25% 5/15/19	6,815,000	7,522,056
8.75% 3/15/17	4,490,000	5,230,850
SLM Corp.:
4.875% 6/17/19	4,185,000	4,305,335
5.5% 1/15/19	5,845,000	6,146,018
5.5% 1/25/23	2,370,000	2,328,949
8% 3/25/20	895,000	1,033,725
8.45% 6/15/18	3,080,000	3,630,550
		91,185,772
Diversified Media - 0.6%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	2,710,000	2,730,325
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,990,000	2,074,575
		4,804,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 4.1%
Atlantic Power Corp. 9% 11/15/18	$ 3,320,000	$ 3,502,600
NRG Energy, Inc.:
6.25% 7/15/22 (b)	1,845,000	1,907,269
7.625% 1/15/18	2,210,000	2,502,825
NSG Holdings II, LLC 7.75% 12/15/25 (b)	11,814,000	12,640,980
The AES Corp.:
4.875% 5/15/23	1,020,000	976,650
7.375% 7/1/21	8,155,000	9,337,475
		30,867,799
Energy - 12.6%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,355,000	1,371,938
4.875% 3/15/24	485,000	482,575
Chesapeake Energy Corp.:
3.4677% 4/15/19 (d)	1,245,000	1,257,450
4.875% 4/15/22	1,245,000	1,246,556
6.125% 2/15/21	5,920,000	6,482,400
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	2,114,025
6.125% 7/15/22	5,265,000	5,692,781
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (b)	605,000	632,225
Denbury Resources, Inc.:
5.5% 5/1/22	1,875,000	1,896,094
6.375% 8/15/21	7,330,000	7,861,425
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,000,000	4,295,000
Exterran Holdings, Inc. 7.25% 12/1/18	15,845,000	16,775,871
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,030,000	2,192,400
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,100,000	1,067,000
5.875% 4/1/20	715,000	743,600
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,530,000	2,713,425
Oil States International, Inc. 6.5% 6/1/19	5,230,000	5,498,038
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	4,915,000	5,283,625
Precision Drilling Corp. 6.625% 11/15/20	6,630,000	7,127,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (b)	1,400,000	1,309,000
5.25% 5/1/23	1,120,000	1,120,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
6.375% 8/1/22	$ 2,832,000	$ 3,030,240
6.875% 2/1/21	3,270,000	3,507,075
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	475,000	502,313
Western Refining, Inc. 6.25% 4/1/21	2,290,000	2,381,600
Whiting Petroleum Corp.:
5% 3/15/19	5,465,000	5,751,913
5.75% 3/15/21	2,615,000	2,804,588
		95,140,407
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	595,000	620,288
Environmental - 0.9%
Clean Harbors, Inc.:
5.125% 6/1/21	1,995,000	2,017,444
5.25% 8/1/20	4,985,000	5,109,625
		7,127,069
Food & Drug Retail - 0.6%
JBS Investments GmbH:
7.25% 4/3/24 (b)	865,000	870,795
7.75% 10/28/20 (b)	3,020,000	3,212,525
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	371,000	381,666
		4,464,986
Food/Beverage/Tobacco - 2.4%
ESAL GmbH 6.25% 2/5/23 (b)	6,015,000	5,744,325
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (b)	3,295,000	3,247,223
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (b)	1,615,000	1,742,181
8.25% 2/1/20 (b)	6,730,000	7,365,985
		18,099,714
Gaming - 2.0%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (b)	895,000	926,325
5.375% 11/1/23 (b)	675,000	695,250
MCE Finance Ltd. 5% 2/15/21 (b)	9,135,000	9,112,163
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	$ 855,000	$ 852,863
Wynn Macau Ltd. 5.25% 10/15/21 (b)	3,635,000	3,689,525
		15,276,126
Healthcare - 5.5%
Community Health Systems, Inc.:
5.125% 8/15/18	4,845,000	5,093,306
5.125% 8/1/21 (b)	2,110,000	2,152,200
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (b)	1,420,000	1,544,250
HCA Holdings, Inc.:
3.75% 3/15/19	1,835,000	1,848,763
5% 3/15/24	5,660,000	5,617,550
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	2,295,000	2,461,388
6.875% 5/1/21	2,805,000	3,050,438
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	6,305,000	6,604,488
Tenet Healthcare Corp.:
6% 10/1/20 (b)	775,000	813,750
6.25% 11/1/18	725,000	797,863
Valeant Pharmaceuticals International 6.875% 12/1/18 (b)	11,060,000	11,668,300
		41,652,296
Homebuilders/Real Estate - 4.1%
CBRE Group, Inc.:
5% 3/15/23	1,505,000	1,516,288
6.625% 10/15/20	2,400,000	2,550,000
D.R. Horton, Inc.:
3.625% 2/15/18	2,165,000	2,197,475
3.75% 3/1/19	3,405,000	3,396,488
4.375% 9/15/22	3,215,000	3,170,794
4.75% 5/15/17	3,015,000	3,192,131
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,505,000	1,617,875
Lennar Corp.:
4.125% 12/1/18	4,045,000	4,085,450
4.5% 6/15/19	1,220,000	1,233,725
Toll Brothers Finance Corp.:
4% 12/31/18	1,710,000	1,746,338
4.375% 4/15/23	6,175,000	5,989,750
		30,696,314
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 1.9%
NCL Corp. Ltd. 5% 2/15/18	$ 6,345,000	$ 6,551,213
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,825,000	3,901,500
7.5% 10/15/27	3,280,000	3,690,000
		14,142,713
Metals/Mining - 1.7%
CONSOL Energy, Inc.:
5.875% 4/15/22 (b)	1,870,000	1,926,100
8.25% 4/1/20	1,550,000	1,687,563
FMG Resources (August 2006) Pty Ltd. 6.875% 4/1/22 (b)	3,180,000	3,402,600
New Gold, Inc. 6.25% 11/15/22 (b)	4,130,000	4,233,250
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	1,590,000	1,653,600
		12,903,113
Paper - 1.5%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	1,185,000	1,232,400
7.75% 7/15/17 (b)	8,955,000	9,973,631
		11,206,031
Publishing/Printing - 0.9%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	1,135,000	1,194,588
7% 2/15/22	1,180,000	1,298,000
7.25% 5/15/18	827,000	959,320
7.625% 6/15/20	215,000	245,638
7.875% 3/15/21	1,130,000	1,293,850
Time, Inc. 5.75% 4/15/22 (b)	1,585,000	1,581,038
		6,572,434
Services - 2.6%
APX Group, Inc. 6.375% 12/1/19	2,780,000	2,828,650
Audatex North America, Inc. 6% 6/15/21 (b)	2,425,000	2,600,813
Bankrate, Inc. 6.125% 8/15/18 (b)	5,395,000	5,732,188
FTI Consulting, Inc. 6.75% 10/1/20	8,120,000	8,739,150
		19,900,801
Shipping - 1.2%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	8,660,000	8,746,600
Steel - 0.7%
Steel Dynamics, Inc. 6.125% 8/15/19	4,845,000	5,293,163
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 0.7%
Best Buy Co., Inc. 5% 8/1/18	$ 5,225,000	$ 5,414,668
Technology - 7.2%
Activision Blizzard, Inc. 5.625% 9/15/21 (b)	1,225,000	1,306,156
ADT Corp.:
2.25% 7/15/17	630,000	623,700
4.125% 4/15/19	1,825,000	1,796,713
4.125% 6/15/23	630,000	567,000
6.25% 10/15/21 (b)	5,110,000	5,327,175
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,030,000	1,943,725
Flextronics International Ltd. 4.625% 2/15/20	4,340,000	4,361,700
Micron Technology, Inc. 5.875% 2/15/22 (b)	8,965,000	9,458,075
Nuance Communications, Inc. 5.375% 8/15/20 (b)	8,720,000	8,785,400
NXP BV/NXP Funding LLC 3.75% 6/1/18 (b)	5,735,000	5,727,831
Seagate HDD Cayman 3.75% 11/15/18 (b)	6,815,000	7,053,525
VeriSign, Inc. 4.625% 5/1/23	5,330,000	5,103,475
Viasystems, Inc. 7.875% 5/1/19 (b)	1,960,000	2,087,400
		54,141,875
Telecommunications - 7.3%
Altice Financing SA:
6.5% 1/15/22 (b)	345,000	361,388
7.875% 12/15/19 (b)	9,840,000	10,745,477
DigitalGlobe, Inc. 5.25% 2/1/21	5,325,000	5,191,875
MasTec, Inc. 4.875% 3/15/23	2,930,000	2,827,450
Sprint Capital Corp.:
6.875% 11/15/28	640,000	632,000
8.75% 3/15/32	1,850,000	2,069,688
Sprint Communications, Inc.:
7% 3/1/20 (b)	3,235,000	3,732,381
9% 11/15/18 (b)	8,865,000	10,804,219
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	5,840,000	6,153,900
6.464% 4/28/19	7,395,000	7,838,700
TW Telecom Holdings, Inc. 5.375% 10/1/22	785,000	796,775
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	1,455,000	1,531,388
7.25% 2/15/18 (b)	1,860,000	1,957,650
		54,642,891
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.7%
The William Carter Co. 5.25% 8/15/21 (b)	$ 5,220,000	$ 5,402,700
TOTAL NONCONVERTIBLE BONDS (Cost $648,918,424)		672,545,049
Bank Loan Obligations - 5.9%

Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (d)	468,825	468,825
Chrysler Group LLC:
term loan 3.25% 12/31/18 (d)	950,000	940,500
Tranche B, term loan 3.5% 5/24/17 (d)	314,192	313,800
		1,723,125
Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 1LN, term loan 2.402% 5/30/17 (d)	1,235,000	1,235,000
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 10/30/20 (e)	1,005,000	1,002,488
Cable TV - 0.4%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (d)	1,945,201	1,916,022
Numericable LLC:
Tranche B 1LN, term loan 4/23/20 (e)	638,023	637,226
Tranche B 2LN, term loan 4/23/20 (e)	551,977	551,287
		3,104,535
Diversified Financial Services - 0.2%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (d)	1,155,000	1,155,000
Electric Utilities - 0.1%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (d)	635,000	634,238
Energy - 0.5%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	1,860,000	1,839,075
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (d)	298,775	298,028
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	1,820,438	1,799,958
		3,937,061
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 1.0%
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	$ 7,481,250	$ 7,434,492
Healthcare - 0.7%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (d)	523,688	524,997
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	1,855,000	1,852,681
Grifols, S.A. Tranche B, term loan 3.1503% 2/27/21 (d)	3,035,000	3,027,413
		5,405,091
Metals/Mining - 0.6%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (d)	1,233,800	1,226,089
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	2,930,275	2,930,275
		4,156,364
Services - 0.3%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	360,000	355,500
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	1,742,953	1,738,596
Tranche DD, term loan 4% 11/8/20 (d)	445,872	444,757
		2,538,853
Technology - 1.6%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (e)	1,730,000	1,738,650
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (d)	1,825,000	1,815,875
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	3,547,923	3,543,666
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	3,230,000	3,209,974
NXP BV Tranche D, term loan 3.75% 1/11/20 (d)	1,835,775	1,822,007
		12,130,172
TOTAL BANK LOAN OBLIGATIONS (Cost $44,493,503)		44,456,419
Preferred Securities - 1.6%

Banks & Thrifts - 1.6%
Barclays Bank PLC 7.625% 11/21/22 (Cost $10,938,395)	10,410,000	12,174,801
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $21,842,003)	21,842,003	$ 21,842,003
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $726,192,325)		751,018,272
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,134,684
NET ASSETS - 100%		$ 754,152,956
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,519,503 or 38.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,213
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 672,545,049	$ -	$ 672,545,049	$ -
Bank Loan Obligations	44,456,419	-	44,456,419	-
Preferred Securities	12,174,801	-	12,174,801	-
Money Market Funds	21,842,003	21,842,003	-	-
Total Investments in Securities:	$ 751,018,272	$ 21,842,003	$ 729,176,269	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.5%
Canada	3.8%
Bermuda	3.3%
Cayman Islands	3.0%
Austria	2.8%
Luxembourg	2.8%
United Kingdom	1.8%
Marshall Islands	1.4%
Netherlands	1.3%
Australia	1.1%
Liberia	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $704,350,322)	$ 729,176,269
Fidelity Central Funds (cost $21,842,003)	21,842,003
Total Investments (cost $726,192,325)		$ 751,018,272
Cash		1,558,817
Receivable for investments sold		3,137,295
Receivable for fund shares sold		288,815
Interest receivable		10,581,583
Distributions receivable from Fidelity Central Funds		2,547
Prepaid expenses		389
Other receivables		31
Total assets		766,587,749

Liabilities
Payable for investments purchased Regular delivery	$ 7,168,522
Delayed delivery	3,835,000
Payable for fund shares redeemed	457,367
Distributions payable	387,470
Accrued management fee	353,426
Other affiliated payables	161,345
Other payables and accrued expenses	71,663
Total liabilities		12,434,793

Net Assets		$ 754,152,956
Net Assets consist of:
Paid in capital		$ 719,202,164
Undistributed net investment income		1,633,504
Accumulated undistributed net realized gain (loss) on investments		8,491,341
Net unrealized appreciation (depreciation) on investments		24,825,947
Net Assets, for 82,724,297 shares outstanding		$ 754,152,956
Net Asset Value, offering price and redemption price per share ($754,152,956 ÷ 82,724,297 shares)		$ 9.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 312,969
Interest		43,671,704
Income from Fidelity Central Funds		32,213
Total income		44,016,886

Expenses
Management fee	$ 4,349,136
Transfer agent fees	1,657,689
Accounting fees and expenses	289,815
Custodian fees and expenses	12,685
Independent trustees' compensation	3,624
Registration fees	33,810
Audit	80,100
Legal	2,245
Miscellaneous	7,997
Total expenses before reductions	6,437,101
Expense reductions	(3,014)	6,434,087
Net investment income (loss)		37,582,799
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,296,245
Change in net unrealized appreciation (depreciation) on investment securities		(36,142,102)
Net gain (loss)		(11,845,857)
Net increase (decrease) in net assets resulting from operations		$ 25,736,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,582,799	$ 49,595,507
Net realized gain (loss)	24,296,245	17,687,510
Change in net unrealized appreciation (depreciation)	(36,142,102)	22,896,686
Net increase (decrease) in net assets resulting from operations	25,736,942	90,179,703
Distributions to shareholders from net investment income	(37,144,212)	(47,539,060)
Distributions to shareholders from net realized gain	(28,605,506)	(10,685,856)
Total distributions	(65,749,718)	(58,224,916)
Share transactions Proceeds from sales of shares	121,063,941	261,749,007
Reinvestment of distributions	56,743,385	48,479,122
Cost of shares redeemed	(286,316,444)	(381,300,425)
Net increase (decrease) in net assets resulting from share transactions	(108,509,118)	(71,072,296)
Redemption fees	70,066	79,248
Total increase (decrease) in net assets	(148,451,828)	(39,038,261)

Net Assets
Beginning of period	902,604,784	941,643,045
End of period (including undistributed net investment income of $1,633,504 and undistributed net investment income of $4,834,608, respectively)	$ 754,152,956	$ 902,604,784
Other Information Shares
Sold	13,244,921	28,008,909
Issued in reinvestment of distributions	6,231,331	5,188,507
Redeemed	(31,275,660)	(40,677,432)
Net increase (decrease)	(11,799,408)	(7,480,016)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.23	$ 9.42	$ 9.44	$ 8.19
Income from Investment Operations
Net investment income (loss) B	.444	.489	.538	.609	.700
Net realized and unrealized gain (loss)	(.102)	.402	.045	.351	1.232
Total from investment operations	.342	.891	.583	.960	1.932
Distributions from net investment income	(.438)	(.468)	(.544)	(.593)	(.625)
Distributions from net realized gain	(.335)	(.104)	(.230)	(.390)	(.060)
Total distributions	(.773)	(.572)	(.774)	(.983)	(.685)
Redemption fees added to paid in capital B	.001	.001	.001	.003	.003
Net asset value, end of period	$ 9.12	$ 9.55	$ 9.23	$ 9.42	$ 9.44
Total Return A	3.92%	9.99%	6.65%	11.06%	24.37%
Ratios to Average Net Assets C, E
Expenses before reductions	.83%	.81%	.82%	.81%	.79%
Expenses net of fee waivers, if any	.83%	.81%	.82%	.81%	.79%
Expenses net of all reductions	.83%	.81%	.82%	.81%	.79%
Net investment income (loss)	4.86%	5.23%	5.92%	6.57%	7.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 754,153	$ 902,605	$ 941,643	$ 770,459	$ 467,626
Portfolio turnover rate D	77%	47%	52%	48%	93%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,199,645
Gross unrealized depreciation	(2,244,762)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,954,883

Tax Cost	$ 725,063,389

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 504,449
Undistributed long-term capital gain	$ 8,491,460
Net unrealized appreciation (depreciation)	$ 25,954,883

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary Income	$ 43,205,655	$ 51,745,219
Long-term Capital Gains	22,544,063	6,479,697
Total	$ 65,749,718	$ 58,224,916

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $570,351,427 and $669,932,010, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,418 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $830.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,184.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Annual Report

8. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach oversees 247 funds. Mr. Stavropoulos oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused High Income Fund voted to pay on June 9, 2014, to shareholders of record at the opening of business on June 6, 2014, a distribution of $0.107 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2014, $24,300,265, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,080,563 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FFH-UANN-0614
1.801605.109

Fidelity®

High Income

Fund

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	4.74%	14.04%	8.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 2004. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund: For the year, the fund gained 4.74%, lagging the BofA Merrill Lynch index. The fund's cash position hurt performance relative to the benchmark. The fund's holdings in GenOn Energy hurt, given declining power prices. That said, I continued to own the securities at period end, in light of potential financial support from the issuer's parent company and expected improvement in GenOn's near-term financial results. Bonds of First Data, a global payment-processing provider, and media company Clear Channel Communications also detracted. In both cases, I invested a little more conservatively by owning bonds higher in the companies' capital structures, but these issues were unable to keep up with other, riskier securities by the same issuer found in the benchmark. On the positive side, good bond picking in the chemicals industry proved helpful, especially a position in Trinseo, a specialty chemical manufacturer. Longtime fund holding Rite Aid also added value. Besides benefiting from favorable industry trends, this drug store chain has taken advantage of opportunities to refinance its debt at attractive rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	.72%	$ 1,000.00	$ 1,037.10	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.2	1.2
International Lease Finance Corp.	2.1	2.5
Tenet Healthcare Corp.	1.8	1.0
HCA Holdings, Inc.	1.5	1.5
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5	1.4
	9.1
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.1	7.4
Energy	8.4	10.3
Telecommunications	8.2	8.4
Diversified Financial Services	6.1	5.9
Technology	5.9	7.1
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 1.2%	BBB 1.0%
BB 26.0%	BB 25.4%
B 44.7%	B 48.7%
CCC,CC,C 16.2%	CCC,CC,C 14.0%
Not Rated 1.9%	Not Rated 1.7%
Other Investments 2.1%	Other Investments 2.3%
Short-Term Investments and Net Other Assets 7.9%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014 *		As of October 31, 2013 **
	Nonconvertible Bonds 76.1%		Nonconvertible Bonds 81.1%
	Convertible Bonds, Preferred Stocks 2.1%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 0.3%		Common Stocks 0.5%
	Bank Loan Obligations 12.4%		Bank Loan Obligations 9.3%
	Other Investments 1.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 7.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.9%
* Foreign investments	18.8%	** Foreign investments	16.6%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Corporate Bonds - 76.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 5% 11/15/29 (d)	$ 1,126	$ 1,133
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	23,992	18,999
TOTAL CONVERTIBLE BONDS		20,132
Nonconvertible Bonds - 76.1%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	4,583	4,984
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	5,775	6,179
7.125% 3/15/21	8,305	9,156
		20,319
Air Transportation - 0.3%
Air Canada 7.75% 4/15/21 (f)	3,620	3,688
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (f)	2,038	2,089
U.S. Airways pass-thru certificates Series 2013-1:
Class A, 3.95% 5/15/27	7,290	7,308
Class B, 5.375% 5/15/23	3,015	3,090
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,368
		17,543
Automotive - 1.5%
Affinia Group, Inc. 7.75% 5/1/21	2,065	2,210
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	2,330	2,441
6.25% 3/15/21	4,505	4,764
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(i)	3,395	3,514
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	2,639
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.25% 6/15/21	9,155	10,288
8.25% 6/15/21 (f)	5,120	5,754
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,921
6.75% 2/15/21	2,802	3,037
General Motors Acceptance Corp. 8% 11/1/31	14,580	17,897
General Motors Financial Co., Inc.:
3.25% 5/15/18	3,810	3,848
4.25% 5/15/23	1,945	1,909
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)	$ 4,110	$ 4,367
Jaguar Land Rover PLC 4.125% 12/15/18 (f)	10,730	11,079
Schaeffler Finance BV 4.75% 5/15/21 (f)	9,310	9,554
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(i)	7,080	7,514
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,677
Tenneco, Inc. 7.75% 8/15/18	2,386	2,511
		97,924
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
7.5% 9/15/20	22,185	26,289
8% 3/15/20	16,900	20,428
GMAC LLC 8% 12/31/18	5,850	6,979
		53,696
Broadcasting - 0.7%
CCU Escrow Corp. 10% 1/15/18 (f)	17,525	17,131
Clear Channel Communications, Inc.:
4.9% 5/15/15	3,365	3,491
5.5% 12/15/16	7,535	7,384
10.75% 8/1/16	1,718	1,748
11.25% 3/1/21	6,160	6,938
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,777
Univision Communications, Inc. 6.875% 5/15/19 (f)	2,325	2,485
		41,954
Building Materials - 3.8%
Associated Materials LLC 9.125% 11/1/17	7,544	7,921
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,334
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	15,625	17,875
CEMEX Finance LLC:
6% 4/1/24 (f)	11,255	11,289
9.375% 10/12/22 (f)	17,455	20,117
CEMEX S.A.B. de CV:
5.2336% 9/30/15 (f)(i)	22,035	22,669
5.875% 3/25/19 (f)	4,030	4,141
7.25% 1/15/21 (f)	21,865	23,505
CPG Merger Sub LLC 8% 10/1/21 (f)	8,585	9,164
HD Supply, Inc.:
7.5% 7/15/20	14,490	15,685
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
HD Supply, Inc.: - continued
11.5% 7/15/20	$ 21,000	$ 24,938
Headwaters, Inc.:
7.25% 1/15/19 (f)	3,650	3,842
7.625% 4/1/19	18,934	20,354
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (i)	1,590	1,729
Masco Corp. 5.95% 3/15/22	11,070	12,066
Masonite International Corp. 8.25% 4/15/21 (f)	4,600	5,060
Ply Gem Industries, Inc. 6.5% 2/1/22 (f)	8,035	8,035
U.S. Concrete, Inc. 8.5% 12/1/18 (f)	7,393	8,040
USG Corp.:
5.875% 11/1/21 (f)	3,875	4,117
7.875% 3/30/20 (f)	7,965	8,881
8.375% 10/15/18 (f)	9,560	10,181
		242,943
Cable TV - 4.1%
Altice S.A. 7.75% 5/15/22 (f)(h)	14,605	15,226
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	9,370	9,147
5.25% 3/15/21	5,560	5,664
5.75% 9/1/23	7,335	7,399
5.75% 1/15/24	10,830	10,925
6.5% 4/30/21	24,615	26,277
6.625% 1/31/22	11,585	12,483
7% 1/15/19	16,008	16,908
7.375% 6/1/20	6,410	7,043
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	14,235	14,911
DISH DBS Corp.:
5% 3/15/23	6,810	6,946
5.875% 7/15/22	4,085	4,407
6.75% 6/1/21	9,388	10,608
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	9,520	10,710
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,192
Numericable Group SA:
4.875% 5/15/19 (f)(h)	10,475	10,580
6% 5/15/22 (f)(h)	18,095	18,525
6.25% 5/15/24 (f)(h)	3,570	3,655
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	$ 2,010	$ 2,131
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,483
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,852
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,695
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,114
VTR Finance BV 6.875% 1/15/24 (f)	6,835	7,123
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	10,042	10,745
		262,749
Capital Goods - 0.9%
Amsted Industries, Inc. 5% 3/15/22 (f)	3,440	3,431
Briggs & Stratton Corp. 6.875% 12/15/20	1,646	1,827
General Cable Corp. 6.5% 10/1/22 (f)	23,335	23,393
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	15,445	15,908
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	12,200	13,573
		58,132
Chemicals - 3.5%
Celanese U.S. Holdings LLC 5.875% 6/15/21	3,065	3,356
Chemtura Corp. 5.75% 7/15/21	3,105	3,221
Hexion U.S. Finance Corp. 6.625% 4/15/20	28,905	30,025
Huntsman International LLC 4.875% 11/15/20	4,205	4,258
INEOS Finance PLC 7.5% 5/1/20 (f)	4,755	5,201
INEOS Group Holdings SA 5.875% 2/15/19 (f)	6,465	6,594
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	3,005	3,245
LSB Industries, Inc. 7.75% 8/1/19 (f)	2,250	2,408
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	15,830	17,116
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	6,025	6,289
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	20,015	19,715
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	12,064
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	56,420	60,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Tronox Finance LLC 6.375% 8/15/20	$ 43,875	$ 44,753
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	3,125	3,430
		221,755
Consumer Products - 0.4%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (i)	6,760	6,997
Brunswick Corp. 4.625% 5/15/21 (f)	3,705	3,649
Elizabeth Arden, Inc. 7.375% 3/15/21	6,940	7,617
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	1,635	1,545
Libbey Glass, Inc. 6.875% 5/15/20	316	326
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	1,910	2,072
6.625% 11/15/22	2,255	2,464
		24,670
Containers - 3.9%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	20,169	22,438
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	4,320	4,504
6.75% 1/31/21 (f)	31,530	32,870
7% 11/15/20 (f)	2,189	2,282
9.125% 10/15/20 (f)	27,142	30,060
Ball Corp. 4% 11/15/23	6,630	6,149
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (f)	3,865	3,981
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)	7,130	7,487
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,435	4,612
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	5,085
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	5,190	4,956
Graphic Packaging International, Inc.:
4.75% 4/15/21	2,000	1,990
7.875% 10/1/18	3,194	3,394
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,524
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
6.875% 2/15/21	$ 15,710	$ 16,908
7.875% 8/15/19	4,920	5,400
8.25% 2/15/21	20,941	22,642
9% 4/15/19	10,614	11,330
9.875% 8/15/19	17,035	18,909
Sealed Air Corp.:
5.25% 4/1/23 (f)	8,275	8,358
6.5% 12/1/20 (f)	7,805	8,625
8.375% 9/15/21 (f)	10,680	12,309
		248,813
Diversified Financial Services - 5.3%
Aircastle Ltd.:
4.625% 12/15/18	7,210	7,381
5.125% 3/15/21	12,830	12,894
6.25% 12/1/19	7,745	8,345
7.625% 4/15/20	3,920	4,493
CIT Group, Inc.:
3.875% 2/19/19	13,695	13,849
5% 5/15/17	10,410	11,126
5% 8/15/22	5,515	5,639
5.25% 3/15/18	10,860	11,647
5.375% 5/15/20	11,850	12,650
5.5% 2/15/19 (f)	6,890	7,424
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (f)	1,690	1,736
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)	3,605	3,632
4.875% 3/15/19 (f)	22,455	22,764
6% 8/1/20 (f)	11,915	12,570
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,640
5.875% 8/15/22	4,115	4,341
6.25% 5/15/19	11,635	12,842
7.125% 9/1/18 (f)	19,940	23,130
8.25% 12/15/20	3,000	3,619
8.625% 9/15/15	25,089	27,535
8.625% 1/15/22	7,715	9,451
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.75% 3/15/17	$ 30,306	$ 35,306
8.875% 9/1/17	11,400	13,552
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	2,415	2,530
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	8,240	9,023
SLM Corp.:
4.875% 6/17/19	17,170	17,664
5.5% 1/25/23	4,295	4,221
6.125% 3/25/24	3,450	3,437
7.25% 1/25/22	2,400	2,643
8% 3/25/20	15,072	17,408
8.45% 6/15/18	9,045	10,662
		340,154
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	6,620	7,050
6.5% 11/15/22	18,900	20,223
7.625% 3/15/20	7,960	8,517
7.625% 3/15/20	13,690	14,751
Darling Escrow Corp. 5.375% 1/15/22 (f)	1,020	1,048
MDC Partners, Inc. 6.75% 4/1/20 (f)	2,230	2,358
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,504
5% 4/15/22 (f)	8,640	8,662
7.75% 10/15/18	1,360	1,447
WMG Acquisition Corp.:
5.625% 4/15/22 (f)	1,475	1,493
6% 1/15/21 (f)	2,312	2,422
6.75% 4/15/22 (f)	5,895	5,917
		78,392
Electric Utilities - 2.2%
Calpine Corp.:
6% 1/15/22 (f)	5,925	6,295
7.5% 2/15/21 (f)	13,177	14,396
GenOn Energy, Inc.:
9.5% 10/15/18	8,365	8,846
9.875% 10/15/20	10,283	10,771
InterGen NV 7% 6/30/23 (f)	25,760	27,048
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 8,182	$ 8,325
9.125% 5/1/31	3,664	3,618
NRG Energy, Inc. 7.875% 5/15/21	3,335	3,698
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,555	9,154
RRI Energy, Inc. 7.875% 6/15/17	9,884	10,156
The AES Corp.:
4.875% 5/15/23	13,735	13,151
5.5% 3/15/24	4,005	4,005
7.375% 7/1/21	18,415	21,085
8% 10/15/17	128	152
		140,700
Energy - 7.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,860	4,921
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,659
7% 5/20/22	7,205	7,926
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,302
6.5% 5/20/21	2,350	2,520
Antero Resources Finance Corp.:
5.375% 11/1/21 (f)	7,795	7,970
7.25% 8/1/19	6,520	6,971
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	11,760	11,172
5.875% 8/1/23	2,615	2,582
6.625% 10/1/20	3,440	3,646
Chesapeake Energy Corp.:
3.4677% 4/15/19 (i)	11,395	11,509
4.875% 4/15/22	14,800	14,819
5.375% 6/15/21	11,565	12,114
5.75% 3/15/23	4,075	4,330
6.125% 2/15/21	5,895	6,455
6.625% 8/15/20	8,220	9,237
6.875% 11/15/20	4,305	4,886
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,552
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,715	1,788
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Clayton Williams Energy, Inc. 7.75% 4/1/19	$ 6,730	$ 7,167
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,370	11,939
6.125% 3/1/22 (f)	4,745	4,959
7.75% 4/1/19	5,385	5,829
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	7,195	7,555
Edgen Murray Corp. 8.75% 11/1/20 (f)	7,572	8,746
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	5,925	6,251
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,400	4,901
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,393
9.375% 5/1/20	9,835	11,335
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	10,901
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	9,928	10,424
6.75% 1/15/22 (f)	3,425	3,605
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	3,460	3,676
Gulfmark Offshore, Inc. 6.375% 3/15/22	4,260	4,420
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	5,944
Kinder Morgan Holding Co. LLC 5% 2/15/21 (f)	5,295	5,295
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	11,300	11,724
7.25% 11/1/19 (f)	27,760	28,697
8.625% 4/15/20	7,035	7,589
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	2,061	2,221
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,245	2,408
Offshore Group Investment Ltd.:
7.125% 4/1/23	13,265	13,066
7.5% 11/1/19	22,885	23,800
Oil States International, Inc. 6.5% 6/1/19	3,025	3,180
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	3,598
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (f)	3,600	3,762
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	10,210	10,427
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	$ 3,690	$ 3,478
5.5% 4/15/23	3,870	3,918
Rosetta Resources, Inc. 5.625% 5/1/21	5,965	6,069
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	2,565	2,648
6.25% 3/15/22 (f)	13,470	14,127
Samson Investment Co. 10.75% 2/15/20 (f)	23,210	24,487
SemGroup Corp. 7.5% 6/15/21	6,010	6,521
SESI LLC 6.375% 5/1/19	5,270	5,645
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,414
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	8,627	9,490
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,625	2,783
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	7,020	6,564
5.25% 5/1/23	2,920	2,920
6.375% 8/1/22	2,365	2,531
6.875% 2/1/21	5,584	5,989
7.875% 10/15/18	2,514	2,671
Tesoro Corp. 5.125% 4/1/24	2,440	2,428
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20 (f)	6,765	7,086
6.125% 10/15/21	6,660	7,043
		478,983
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	1,445	1,481
5.625% 2/15/24 (f)	1,560	1,603
Regal Entertainment Group 5.75% 3/15/22	6,570	6,767
		9,851
Environmental - 1.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20	6,110	6,622
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Clean Harbors, Inc.: - continued
5.25% 8/1/20	$ 5,810	$ 5,955
Covanta Holding Corp.:
5.875% 3/1/24	3,685	3,754
6.375% 10/1/22	6,490	6,944
7.25% 12/1/20	4,832	5,297
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	16,710	17,713
Tervita Corp.:
8% 11/15/18 (f)	31,170	31,482
9.75% 11/1/19 (f)	12,485	11,299
10.875% 2/15/18 (f)	7,975	7,656
		100,802
Food & Drug Retail - 2.0%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (f)(i)	6,465	6,602
Diamond Foods, Inc. 7% 3/15/19 (f)	3,440	3,560
JBS Investments GmbH:
7.25% 4/3/24 (f)	9,810	9,876
7.75% 10/28/20 (f)	24,505	26,067
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)(i)	3,085	3,147
Rite Aid Corp.:
6.75% 6/15/21	43,080	46,850
7.7% 2/15/27	3,030	3,333
9.25% 3/15/20	13,430	15,310
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (i)	1,470	1,529
Tops Markets LLC 8.875% 12/15/17	7,045	7,679
		123,953
Food/Beverage/Tobacco - 2.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	17,213	18,547
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	16,433	17,153
Constellation Brands, Inc. 3.75% 5/1/21	1,910	1,867
DS Waters of America, Inc. 10% 9/1/21 (f)	4,660	5,173
ESAL GmbH 6.25% 2/5/23 (f)	18,010	17,200
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	9,690	10,465
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,286
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,447
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	7,335	7,229
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)(h)	$ 1,975	$ 2,010
JBS Finance II Ltd. 8.25% 1/29/18 (f)	7,325	7,838
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	5,070	5,469
7.25% 6/1/21 (f)	14,720	15,879
8.25% 2/1/20 (f)	24,125	26,405
Post Holdings, Inc.:
6.75% 12/1/21 (f)	9,885	10,355
7.375% 2/15/22	2,707	2,896
7.375% 2/15/22 (f)	16,568	17,728
Smithfield Foods, Inc. 6.625% 8/15/22	4,220	4,605
		179,552
Gaming - 2.1%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,695
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	14,845	12,804
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	9,105	9,082
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	8,830	7,704
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	11,070	11,374
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,233
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,621
MGM Mirage, Inc.:
7.75% 3/15/22	2,230	2,581
8.625% 2/1/19	15,190	18,133
PNK Finance Corp. 6.375% 8/1/21 (f)	12,145	12,752
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,696
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	25,155	26,035
Wynn Macau Ltd. 5.25% 10/15/21 (f)	8,760	8,891
		130,601
Healthcare - 8.2%
Alere, Inc.:
6.5% 6/15/20	15,875	16,669
7.25% 7/1/18	6,835	7,501
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	$ 2,170	$ 2,279
Community Health Systems, Inc.:
5.125% 8/1/21 (f)	14,690	14,984
6.875% 2/1/22 (f)	53,230	55,160
7.125% 7/15/20	8,705	9,336
8% 11/15/19	50,985	55,765
Emergency Medical Services Corp. 8.125% 6/1/19	3,475	3,692
Endo Health Solutions, Inc. 7% 12/15/20	2,727	2,932
HCA Holdings, Inc.:
3.75% 3/15/19	12,910	13,007
5% 3/15/24	10,065	9,990
5.875% 3/15/22	9,465	10,151
5.875% 5/1/23	14,595	14,850
6.25% 2/15/21	7,735	8,170
6.5% 2/15/20	16,520	18,420
7.25% 9/15/20	2,436	2,628
7.5% 11/6/33	2,576	2,640
7.75% 5/15/21	8,000	8,790
IMS Health, Inc. 6% 11/1/20 (f)	2,790	2,943
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)(i)	5,010	5,235
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,660	1,834
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	5,235	5,340
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	12,670	13,240
6.75% 10/15/22	11,538	12,548
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	2,415	2,620
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	9,795	10,040
5.5% 2/1/21	6,710	7,029
Service Corp. International 4.5% 11/15/20	3,835	3,758
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,642
Tenet Healthcare Corp.:
4.375% 10/1/21	23,865	22,881
4.5% 4/1/21	780	757
4.75% 6/1/20	5,245	5,271
5% 3/1/19 (f)	5,545	5,559
6% 10/1/20 (f)	6,075	6,379
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
6.25% 11/1/18	$ 6,620	$ 7,285
6.75% 2/1/20	7,320	7,686
8.125% 4/1/22	48,910	54,290
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	4,310	4,482
6.75% 8/15/21 (f)	16,343	17,528
6.875% 12/1/18 (f)	20,194	21,305
7% 10/1/20 (f)	2,900	3,103
7.25% 7/15/22 (f)	8,905	9,706
VPI Escrow Corp. 6.375% 10/15/20 (f)	26,210	28,176
		519,601
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	4,775	4,882
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	13,555	14,267
CBRE Group, Inc. 6.625% 10/15/20	3,913	4,158
iStar Financial, Inc. 4.875% 7/1/18	3,705	3,816
KB Home:
7.25% 6/15/18	1,690	1,901
8% 3/15/20	2,275	2,576
Lennar Corp. 4.5% 6/15/19	3,030	3,064
M.D.C. Holdings, Inc. 5.5% 1/15/24	5,590	5,743
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	7,385	7,468
Standard Pacific Corp.:
8.375% 5/15/18	11,118	13,119
8.375% 1/15/21	6,321	7,490
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	4,450	4,361
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)	2,530	2,581
8.5% 11/15/20	7,090	7,905
		83,331
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	3,380	3,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
FelCor Lodging LP: - continued
6.75% 6/1/19	$ 15,195	$ 16,259
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	13,135	13,693
		33,374
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	26,425	28,209
Leisure - 0.2%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	11,047	11,213
Metals/Mining - 1.5%
Alpha Natural Resources, Inc.:
6% 6/1/19	4,530	3,443
6.25% 6/1/21 (h)	5,355	3,949
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,241
CONSOL Energy, Inc.:
5.875% 4/15/22 (f)	10,470	10,784
8% 4/1/17	15,007	15,639
8.25% 4/1/20	6,523	7,102
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,810
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,215
8.25% 11/1/19 (f)	7,600	8,398
Imperial Metals Corp. 7% 3/15/19 (f)	1,275	1,300
Peabody Energy Corp. 6% 11/15/18	8,990	9,552
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,355	3,766
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	6,540	6,802
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)	3,220	3,252
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,410
Walter Energy, Inc.:
8.5% 4/15/21	4,295	2,556
9.5% 10/15/19 (f)	2,450	2,493
11% 4/1/20 pay-in-kind (f)(i)	5,240	4,611
		97,323
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
P.H. Glatfelter Co. 5.375% 10/15/20	$ 2,780	$ 2,877
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,872
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	20,630
		25,379
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)	1,445	1,655
R.R. Donnelley & Sons Co. 6% 4/1/24	2,940	2,962
		4,617
Railroad - 0.2%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (f)	3,385	3,478
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	9,919
		13,397
Restaurants - 0.2%
DineEquity, Inc. 9.5% 10/30/18	2,920	3,157
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,785	6,378
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	6,024
		15,559
Services - 2.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	3,260	3,627
APX Group, Inc.:
6.375% 12/1/19	28,620	29,121
8.75% 12/1/20	6,310	6,436
ARAMARK Corp. 5.75% 3/15/20	7,145	7,493
Audatex North America, Inc.:
6% 6/15/21 (f)	4,455	4,778
6.125% 11/1/23 (f)	1,850	1,977
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	12,680	13,441
Corrections Corp. of America 4.125% 4/1/20	8,240	8,189
Garda World Security Corp. 7.25% 11/15/21 (f)	4,400	4,637
Hertz Corp.:
5.875% 10/15/20	5,815	6,164
6.25% 10/15/22	5,295	5,666
Laureate Education, Inc. 9.25% 9/1/19 (f)	53,814	56,774
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	4,800	5,112
The Geo Group, Inc.:
5.125% 4/1/23	2,450	2,426
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
The Geo Group, Inc.: - continued
6.625% 2/15/21	$ 1,988	$ 2,137
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,430
		159,408
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,637
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	13,700	14,676
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	7,295	7,605
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	13,460	13,595
8.125% 2/15/19	14,571	14,790
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	4,535	4,547
Teekay Corp. 8.5% 1/15/20	5,438	6,281
		65,131
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	10,100	9,696
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	34,740	35,087
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,620	4,063
		48,846
Super Retail - 1.8%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)	10,830	11,209
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	4,625	4,417
7.75% 6/1/20 (f)	10,068	6,871
8.875% 3/15/19	1,119	934
9% 3/15/19 (f)	35,000	36,400
Limited Brands, Inc.:
6.625% 4/1/21	3,780	4,229
7% 5/1/20	4,578	5,219
Sally Holdings LLC 6.875% 11/15/19	1,335	1,460
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	37,328	40,967
The Bon-Ton Department Stores, Inc. 8% 6/15/21	3,905	3,720
		115,426
Technology - 3.4%
ADT Corp. 6.25% 10/15/21 (f)	6,025	6,281
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)	$ 8,155	$ 8,542
Avaya, Inc. 10.5% 3/1/21 (f)	22,653	20,614
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	24,645	25,816
BMC Software, Inc. 7.25% 6/1/18	4,655	4,864
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)	13,795	13,519
CDW LLC/CDW Finance Corp.:
8% 12/15/18	3,628	3,896
8.5% 4/1/19	7,760	8,488
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	7,655	7,732
Entegris, Inc. 6% 4/1/22 (f)	1,965	1,990
First Data Corp.:
6.75% 11/1/20 (f)	8,090	8,636
7.375% 6/15/19 (f)	8,490	9,106
8.25% 1/15/21 (f)	4,566	4,920
8.75% 1/15/22 pay-in-kind (f)(i)	8,697	9,480
10.625% 6/15/21	3,695	4,189
11.75% 8/15/21	3,380	3,600
12.625% 1/15/21	5,112	6,134
Infor U.S., Inc. 9.375% 4/1/19	3,310	3,715
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	7,285	7,276
5.75% 3/15/23 (f)	1,460	1,544
Sanmina-SCI Corp. 7% 5/15/19 (f)	12,925	13,636
Serena Software, Inc. 10.375% 3/15/16	1,769	1,773
SunGard Data Systems, Inc. 6.625% 11/1/19	7,490	7,846
VeriSign, Inc. 4.625% 5/1/23	5,710	5,467
Viasystems, Inc. 7.875% 5/1/19 (f)	5,300	5,645
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	17,560	19,843
10.25% 7/15/19 (f)	1,260	1,424
		215,976
Telecommunications - 8.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	4,435	4,540
6.75% 11/15/20 (f)	9,835	10,327
Altice Financing SA:
6.5% 1/15/22 (f)	23,800	24,931
7.875% 12/15/19 (f)	4,180	4,565
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Altice Finco SA:
8.125% 1/15/24 (f)	$ 17,545	$ 18,949
9.875% 12/15/20 (f)	11,745	13,466
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,116
Columbus International, Inc. 7.375% 3/30/21 (f)	28,795	30,091
Crown Castle International Corp. 5.25% 1/15/23	5,580	5,733
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	26,978
Frontier Communications Corp. 8.5% 4/15/20	5,962	6,942
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	22,460	21,983
6.625% 12/15/22 (f)	18,005	18,500
7.5% 4/1/21	17,525	19,212
Intelsat Luxembourg SA:
6.75% 6/1/18	5,545	5,864
7.75% 6/1/21	34,085	35,534
Level 3 Communications, Inc. 8.875% 6/1/19	3,955	4,341
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	7,470	7,844
7% 6/1/20	2,515	2,716
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,892
Millicom International Cellular SA 4.75% 5/22/20 (f)	6,720	6,485
SBA Communications Corp. 5.625% 10/1/19	3,740	3,922
Sprint Capital Corp.:
6.875% 11/15/28	5,340	5,273
6.9% 5/1/19	36,939	40,541
Sprint Communications, Inc.:
6% 11/15/22	29,940	30,165
9% 11/15/18 (f)	3,320	4,046
Sprint Corp.:
7.125% 6/15/24 (f)	6,760	7,098
7.25% 9/15/21 (f)	19,075	20,792
7.875% 9/15/23 (f)	16,400	18,081
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	4,775	4,985
6.25% 4/1/21	10,715	11,411
6.464% 4/28/19	16,810	17,819
6.542% 4/28/20	8,405	9,035
6.625% 4/1/23	7,835	8,383
6.633% 4/28/21	7,075	7,641
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	14,069
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
ViaSat, Inc. 6.875% 6/15/20	$ 5,360	$ 5,742
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,159	7,535
7.375% 4/23/21 (f)	10,430	10,743
		514,290
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	6,850	6,156
Hanesbrands, Inc. 6.375% 12/15/20	15,293	16,669
		22,825
TOTAL NONCONVERTIBLE BONDS		4,847,391
TOTAL CORPORATE BONDS (Cost $4,647,393)		4,867,523
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,539
Building Materials - 0.2%
Nortek, Inc. (a)	121,225	9,960
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	28
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,550
Class B (a)	5,854	517
		2,067
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	609,310	1,523
TOTAL COMMON STOCKS (Cost $21,119)		16,117
Preferred Stocks - 1.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.7%
Bank of America Corp. Series L, 7.25%	19,158	$ 21,807
Huntington Bancshares, Inc. 8.50%	17,162	21,967
Wells Fargo & Co. 7.50%	1,813	2,166
		45,940
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	12,548
TOTAL CONVERTIBLE PREFERRED STOCKS		58,488
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	29,259	28,977
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	915,482	25,167
TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,144
TOTAL PREFERRED STOCKS (Cost $87,725)		112,632
Bank Loan Obligations - 12.4%
	Principal Amount (000s)
Aerospace - 0.1%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (i)	$ 3,500	3,487
Automotive - 0.4%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)	774	774
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (i)	3,781	3,781
Chrysler Group LLC:
term loan 3.25% 12/31/18 (i)	11,325	11,212
Tranche B, term loan 3.5% 5/24/17 (i)	2,593	2,590
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (i)	8,790	8,735
		27,092
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.1%
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	$ 4,432	$ 4,454
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (i)	3,895	3,871
		8,325
Building Materials - 0.2%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (i)	8,042	8,032
Nortek, Inc. Tranche B, term loan 10/30/20 (j)	3,290	3,282
		11,314
Cable TV - 0.5%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	20,239	20,138
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (i)	6,186	6,093
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (i)	8,633	8,633
		34,864
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (i)	30,225	30,188
Rexnord LLC Tranche B, term loan 4% 8/21/20 (i)	12,170	12,094
SRAM LLC. Tranche B, term loan 4.0092% 4/10/20 (i)	4,966	4,891
		47,173
Chemicals - 0.2%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (i)	4,779	4,791
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 3/19/20 (j)	8,835	8,802
		13,593
Consumer Products - 0.1%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	1,254	1,251
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (i)	7,935	7,886
		9,137
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.25% 12/17/19 (i)	663	660
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (i)	$ 6,240	$ 6,193
Signode Packaging Systems, Inc. Tranche B, term loan 4/8/21 (j)	5,000	4,988
		11,841
Diversified Financial Services - 0.3%
Blackstone 9.98% 10/1/17	9,922	10,120
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (i)	9,515	9,515
		19,635
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (i)	4,293	4,272
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (i)	16,148	15,764
Tranche B 2LN, term loan 3.25% 1/31/22 (i)	2,179	2,132
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (i)	5,220	5,214
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (i)	2,557	2,493
		25,603
Energy - 0.7%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (i)	13,570	13,417
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	17,730	18,262
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	8,625	8,604
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	1,315	1,313
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (i)	1,450	1,443
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	2,094	2,094
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	291	291
Tranche M, term loan 4.25% 12/16/20 (i)	109	109
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (i)	1,002	1,005
		46,538
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (i)	$ 4,792	$ 4,786
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	4,515	4,498
		9,284
Environmental - 0.3%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (i)	10,185	10,134
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (i)	5,430	5,403
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (i)	5,664	5,586
		21,123
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (i)	1,835	1,812
Tranche B 1LN, term loan 4.2531% 2/18/21 (i)	3,651	3,637
		5,449
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (j)	10,610	10,583
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (i)	1,376	1,405
5.5% 11/21/19 (i)	590	602
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (i)	8,504	8,451
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	3,471	3,450
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (i)	1,227	1,224
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (i)	1,816	1,811
		27,526
Healthcare - 0.9%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (i)	8,505	8,526
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	3,605	3,600
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	2,875	2,871
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Genesis HealthCare Corp. Tranche B, term loan 10.0059% 12/4/17 (i)	$ 3,553	$ 3,624
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9836% 5/1/18 (i)	8,064	8,055
Tranche B 5LN, term loan 2.9003% 3/31/17 (i)	9,099	9,099
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	12,380	12,318
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (i)	6,554	6,554
		54,647
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	1,255	1,252
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (i)	13,342	13,275
		14,527
Hotels - 0.5%
BRE Select Hotels Corp. 7.093% 5/9/18 (i)	8,685	8,685
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	21,026	20,947
		29,632
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (i)	16,895	16,853
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	3,888	3,747
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	14,361	14,271
		18,018
Restaurants - 0.5%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (i)	33,705	33,410
Services - 1.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (i)	10,450	10,319
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (i)	8,464	8,464
Garda World Security Corp.:
term loan 4% 11/8/20 (i)	8,500	8,479
Tranche DD, term loan 4% 11/8/20 (i)	2,174	2,169
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	$ 29,389	$ 29,021
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	12,532	12,516
		70,968
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	4,045	4,065
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	7,280	7,271
		11,336
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	6,258	6,180
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (i)	4,520	4,492
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	12,076	11,955
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (i)	25,335	25,240
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (i)	7,028	7,019
		54,886
Technology - 2.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (i)	1,770	1,770
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (j)	8,830	8,874
Avaya, Inc. Tranche B 3LN, term loan 4.7336% 10/26/17 (i)	6,685	6,434
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (i)	19,589	19,491
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (i)	30,458	30,115
Entegris, Inc. Tranche B, term loan 4/30/21 (j)	3,485	3,455
First Data Corp. term loan 4.1523% 3/24/18 (i)	38,040	37,850
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (i)	6,933	6,924
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (i)	18,555	18,416
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	6,961	6,918
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	1,135	1,169
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.: - continued
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	$ 644	$ 642
NXP BV Tranche D, term loan 3.75% 1/11/20 (i)	3,383	3,358
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	3,145	3,129
Tranche 2LN, term loan 8% 4/9/22 (i)	2,680	2,667
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9025% 2/28/17 (i)	2,955	2,960
Tranche E, term loan 4% 3/8/20 (i)	1,990	1,995
		156,167
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	823	834
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	4,010	4,010
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	1,650	1,652
		6,496
TOTAL BANK LOAN OBLIGATIONS (Cost $790,516)		793,196
Preferred Securities - 1.2%

Banks & Thrifts - 1.1%
Barclays Bank PLC 7.625% 11/21/22	19,275	22,543
Barclays PLC 8.25% (g)(i)	10,930	11,757
Credit Agricole SA 7.875% (f)(g)(i)	9,400	10,192
Credit Suisse Group 7.5% (f)(g)(i)	8,415	9,396
JPMorgan Chase & Co.:
6.125% (g)(i)	3,445	3,475
6.75% (g)(i)	10,255	11,032
		68,395
Diversified Financial Services - 0.1%
Citigroup, Inc. 6.3% (g)(i)	10,510	10,472
TOTAL PREFERRED SECURITIES (Cost $73,739)		78,867
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $671,201)	671,200,675	$ 671,201
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $6,291,693)		6,539,536
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(167,800)
NET ASSETS - 100%		$ 6,371,736
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,356,629,000 or 37.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 315
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 8,226	$ -	$ -	$ -	$ 1,523
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 12,548	$ -	$ 12,548	$ -
Financials	102,623	73,646	28,977	-
Industrials	12,027	9,960	-	2,067
Materials	28	28	-	-
Telecommunication Services	1,523	1,523	-	-
Corporate Bonds	4,867,523	-	4,867,523	-
Bank Loan Obligations	793,196	-	773,139	20,057
Preferred Securities	78,867	-	78,867	-
Money Market Funds	671,201	671,201	-	-
Total Investments in Securities:	$ 6,539,536	$ 756,358	$ 5,761,054	$ 22,124
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.2%
Luxembourg	5.0%
Canada	2.6%
Cayman Islands	1.5%
Ireland	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,609,146)	$ 5,866,812
Fidelity Central Funds (cost $671,201)	671,201
Other affiliated issuers (cost $11,346)	1,523
Total Investments (cost $6,291,693)		$ 6,539,536
Cash		8,451
Receivable for investments sold		55,850
Receivable for fund shares sold		4,750
Dividends receivable		648
Interest receivable		83,926
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		4
Other receivables		3
Total assets		6,693,205

Liabilities
Payable for investments purchased Regular delivery	$ 261,352
Delayed delivery	47,700
Payable for fund shares redeemed	3,954
Distributions payable	4,624
Accrued management fee	2,960
Other affiliated payables	765
Other payables and accrued expenses	114
Total liabilities		321,469

Net Assets		$ 6,371,736
Net Assets consist of:
Paid in capital		$ 6,092,717
Undistributed net investment income		20,478
Accumulated undistributed net realized gain (loss) on investments		10,698
Net unrealized appreciation (depreciation) on investments		247,843
Net Assets, for 673,930 shares outstanding		$ 6,371,736
Net Asset Value, offering price and redemption price per share ($6,371,736 ÷ 673,930 shares)		$ 9.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2014

Investment Income
Dividends		$ 4,627
Interest		379,762
Income from Fidelity Central Funds		315
Total income		384,704

Expenses
Management fee	$ 34,350
Transfer agent fees	7,963
Accounting fees and expenses	1,217
Custodian fees and expenses	80
Independent trustees' compensation	28
Registration fees	162
Audit	166
Legal	36
Miscellaneous	55
Total expenses before reductions	44,057
Expense reductions	(32)	44,025
Net investment income (loss)		340,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		109,816
Change in net unrealized appreciation (depreciation) on investment securities		(183,513)
Net gain (loss)		(73,697)
Net increase (decrease) in net assets resulting from operations		$ 266,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 340,679	$ 372,125
Net realized gain (loss)	109,816	71,144
Change in net unrealized appreciation (depreciation)	(183,513)	292,098
Net increase (decrease) in net assets resulting from operations	266,982	735,367
Distributions to shareholders from net investment income	(331,613)	(340,154)
Distributions to shareholders from net realized gain	(40,986)	(32,493)
Total distributions	(372,599)	(372,647)
Share transactions Proceeds from sales of shares	1,643,529	2,180,078
Reinvestment of distributions	307,734	304,424
Cost of shares redeemed	(2,153,223)	(1,886,644)
Net increase (decrease) in net assets resulting from share transactions	(201,960)	597,858
Redemption fees	818	679
Total increase (decrease) in net assets	(306,759)	961,257

Net Assets
Beginning of period	6,678,495	5,717,238
End of period (including undistributed net investment income of $20,478 and undistributed net investment income of $47,730, respectively)	$ 6,371,736	$ 6,678,495
Other Information Shares
Sold	175,089	235,444
Issued in reinvestment of distributions	32,873	32,821
Redeemed	(230,352)	(203,560)
Net increase (decrease)	(22,390)	64,705

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 9.05	$ 9.23	$ 8.82	$ 6.83
Income from Investment Operations
Net investment income (loss) B	.523	.551	.600	.661	.651
Net realized and unrealized gain (loss)	(.091)	.538	(.185)	.381	1.934
Total from investment operations	.432	1.089	.415	1.042	2.585
Distributions from net investment income	(.509)	(.504)	(.597)	(.633)	(.586)
Distributions from net realized gain	(.064)	(.046)	-	-	(.010)
Total distributions	(.573)	(.550)	(.597)	(.633)	(.596)
Redemption fees added to paid in capital B	.001	.001	.002	.001	.001
Net asset value, end of period	$ 9.45	$ 9.59	$ 9.05	$ 9.23	$ 8.82
Total Return A	4.74%	12.44%	4.90%	12.36%	38.94%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.72%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.72%	.72%	.76%	.75%	.75%
Expenses net of all reductions	.72%	.72%	.76%	.75%	.75%
Net investment income (loss)	5.58%	5.96%	6.79%	7.44%	8.09%
Supplemental Data
Net assets, end of period (in millions)	$ 6,372	$ 6,678	$ 5,717	$ 4,785	$ 7,158
Portfolio turnover rate D	56%	44%	35%	55%	65%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 293,552
Gross unrealized depreciation	(38,926)
Net unrealized appreciation (depreciation) on securities and other investments	$ 254,626

Tax Cost	$ 6,284,910

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,235
Undistributed long-term capital gain	$ 11,551
Net unrealized appreciation (depreciation)	$ 254,626

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary income	$ 372,599	$ 372,647

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,240,169 and $3,513,075, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were seventy-eight dollars for the period.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled twenty-four dollars for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 18, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversee 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity High Income Fund voted to pay on June 9, 2014, to shareholders of record at the opening of business on June 6, 2014, a distribution of $0.019 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2014, $24,833,376, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

High Income designates $90,803,531 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

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Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

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Fidelity®

Capital & Income

Fund

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital & Income Fund	7.71%	17.35%	9.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds posted a solid gain for the 12 months ending April 30, 2014, with The BofA Merrill LynchSM US High Yield Constrained Index returning 6.29%. High yield continued a strong multiyear run, buoyed by a low default rate, a modestly improving U.S. economy, solid corporate fundamentals, robust investor demand for scarce yield and unprecedented monetary support from central banks worldwide. A sustained period of steady growth was interrupted in May 2013, however, when the U.S. Federal Reserve indicated it was considering tapering its monetary stimulus, or quantitative easing (QE). Investors responded by pulling record sums out of high-yield bond funds in June, and the index posted its largest monthly loss since 2011. The backdrop stabilized in July, but by August economic optimism rekindled doubt about how long the Fed would maintain its accommodative stance. High yield rebounded strongly in October, as the Fed held off tapering, fear of rising rates abated on weak economic data, and Congress reopened the government and raised the federal debt ceiling. The index posted a gain during each of the last six months of the period, shrugging off slowing economic growth in China, a U.S. economy that appeared to be set back by severe winter weather, Fed tapering that began in January and rising tension in Ukraine.

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund: For the year, the fund gained 7.71%, topping the BofA Merrill Lynch index. Relative performance was driven largely by our non-index stake in equities. Stocks handily outperformed high yield the past year, so our exposure here provided a notable lift. We got a further boost from strong security selection among stocks. Conversely, investments in high-yield bonds trailed the benchmark and thus detracted, as did our cash position. Delta Air Lines was our top contributor, as the company stood out in an industry that for the first time in many years showed strong pricing and supply discipline, largely driven by consolidation. We also benefited from Skyworks Solutions, a semiconductor company that primarily serves the smartphone market - an area that is growing amid an ongoing shift to higher bandwidth devices that require more-complex chips. Delta and Skyworks Solutions were not in the benchmark. Turning to detractors, the fund was hurt the most by a sizable stake in TXU Energy, a large power firm based in Texas. TXU is headed for a restructuring of its organization, and the uncertainty related to its unregulated power-generation business would be that its separation from its regulated utilities business would result in a big tax liability.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	.72%	$ 1,000.00	$ 1,059.60	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.8	3.4
Ally Financial, Inc.	2.7	2.8
Digicel Group Ltd.	2.6	2.4
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.4	3.3
T-Mobile U.S.A., Inc.	2.0	0.6
	12.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.9	10.1
Energy	8.6	9.8
Diversified Financial Services	8.0	8.1
Technology	7.7	6.0
Banks & Thrifts	6.7	5.9
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
BBB 3.6%	BBB 2.3%
BB 27.0%	BB 25.3%
B 31.6%	B 38.2%
CCC,CC,C 12.2%	CCC,CC,C 12.2%
D 0.0%*	D 0.0%*
Not Rated 2.5%	Not Rated 0.6%
Equities 20.6%	Equities 18.2%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 3.2%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Nonconvertible Bonds 70.0%		Nonconvertible Bonds 73.9%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 1.4%
	Common Stocks 19.7%		Common Stocks 16.8%
	Bank Loan Obligations 3.8%		Bank Loan Obligations 3.2%
	Other Investments 3.1%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	17.3%	** Foreign investments	15.1%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
Alion Science & Technology Corp.:
10.25% 2/1/15	$ 2,770	$ 1,953
12% 11/1/14 pay-in-kind	4,072	4,072
Bombardier, Inc. 6.125% 1/15/23 (g)	9,295	9,504
GenCorp, Inc. 7.125% 3/15/21	2,610	2,832
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	3,912	4,186
7.125% 3/15/21	4,532	4,997
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,569
		37,113
Air Transportation - 1.5%
Air Canada:
5.375% 11/15/22 (g)	3,445	3,540
7.75% 4/15/21 (g)	4,185	4,263
Aviation Capital Group Corp. 4.625% 1/31/18 (g)	6,886	7,210
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,696	2,918
6.125% 4/29/18 (g)	3,325	3,541
7.25% 11/10/19	11,560	13,525
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	27,368	32,226
8.021% 8/10/22	10,870	12,609
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,930	4,831
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,210	8,219
8.028% 11/1/17	1,901	2,084
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	15,582
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	11,806	13,695
Series 2012-2 Class B, 6.75% 12/3/22	3,596	3,893
Series 2013-1 Class B, 5.375% 5/15/23	4,615	4,730
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	13,968	16,063
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	2,085
		151,014
Automotive - 2.7%
Affinia Group, Inc. 7.75% 5/1/21	2,035	2,177
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (g)(j)	4,670	4,833
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Chassix, Inc.:
9.25% 8/1/18 (g)	$ 14,150	$ 15,335
9.25% 8/1/18	100	108
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (g)	18,680	20,455
8.25% 6/15/21 (g)	18,680	20,992
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,718
6% 9/15/23	7,475	7,867
6.5% 2/15/19	6,056	6,435
6.75% 2/15/21	3,618	3,921
Delphi Corp.:
5% 2/15/23	17,854	18,925
6.125% 5/15/21	14,115	15,721
Exide Technologies 8.625% 2/1/18 (d)	5,526	3,647
General Motors Acceptance Corp. 8% 11/1/31	63,914	78,454
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/49 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
International Automotive Components Group SA 9.125% 6/1/18 (g)	14,445	15,348
Lear Corp. 4.75% 1/15/23 (g)	12,337	12,121
LKQ Corp. 4.75% 5/15/23	2,190	2,102
Pittsburgh Glass Works LLC 8% 11/15/18 (g)	4,505	4,910
Schaeffler Finance BV 4.75% 5/15/21 (g)	9,740	9,996
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(j)	8,745	9,281
Stoneridge, Inc. 9.5% 10/15/17 (g)	5,694	6,107
Tenneco, Inc. 6.875% 12/15/20	15,510	16,983
		283,436
Banks & Thrifts - 3.6%
Ally Financial, Inc.:
5.5% 2/15/17	16,155	17,569
7.5% 9/15/20	79,750	94,504
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - continued
Ally Financial, Inc.: - continued
8% 3/15/20	$ 69,172	$ 83,612
GMAC LLC 8% 11/1/31	146,276	179,916
		375,601
Broadcasting - 0.9%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,915
CCU Escrow Corp. 10% 1/15/18 (g)	16,680	16,305
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	1,015
14% 2/1/21 pay-in-kind (j)	15,865	16,185
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,756
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)	12,765	12,254
4.625% 5/15/23 (g)	4,925	4,556
5.25% 8/15/22 (g)	15,410	16,643
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,269
		91,898
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	3,005	3,110
CEMEX Finance LLC 9.375% 10/12/22 (g)	4,700	5,417
Gibraltar Industries, Inc. 6.25% 2/1/21	1,495	1,585
USG Corp. 5.875% 11/1/21 (g)	2,170	2,306
		12,418
Cable TV - 4.3%
Altice S.A. 7.75% 5/15/22 (g)(i)	44,240	46,120
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	12,403
5.25% 3/15/21	19,210	19,570
5.25% 9/30/22	15,055	15,055
5.75% 9/1/23	7,715	7,783
6.625% 1/31/22	27,120	29,222
7.375% 6/1/20	12,500	13,734
DISH DBS Corp.:
5% 3/15/23	49,800	50,796
5.125% 5/1/20	1,000	1,050
5.875% 7/15/22	75,965	81,947
6.75% 6/1/21	21,955	24,809
EchoStar Communications Corp. 7.125% 2/1/16	9,146	9,992
Lynx I Corp. 5.375% 4/15/21 (g)	6,265	6,422
Lynx II Corp. 6.375% 4/15/23 (g)	3,545	3,722
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Numericable Group SA:
4.875% 5/15/19 (g)(i)	$ 17,085	$ 17,256
6% 5/15/22 (g)(i)	71,245	72,937
6.25% 5/15/24 (g)(i)	5,825	5,963
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	3,240	3,434
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	10,690	10,797
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,874
		442,886
Capital Goods - 0.1%
McDermott International, Inc. 8% 5/1/21 (g)	11,125	11,208
Chemicals - 2.7%
Axiall Corp. 4.875% 5/15/23 (g)	3,075	3,006
Chemtura Corp. 5.75% 7/15/21	5,030	5,219
Eagle Spinco, Inc. 4.625% 2/15/21 (g)	5,220	5,194
Hexion U.S. Finance Corp. 6.625% 4/15/20	22,825	23,709
LSB Industries, Inc. 7.75% 8/1/19 (g)	3,620	3,873
Momentive Performance Materials, Inc. 10% 10/15/20	35,212	37,941
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	85,120	92,036
Nufarm Australia Ltd. 6.375% 10/15/19 (g)	4,160	4,295
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (g)(j)	14,530	15,166
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20	6,705	6,847
PolyOne Corp.:
5.25% 3/15/23	6,005	6,065
7.375% 9/15/20	4,506	4,934
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)	4,240	4,176
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	18,911
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)	2,660	2,996
TPC Group, Inc. 8.75% 12/15/20 (g)	14,165	15,617
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	19,410	20,672
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	4,750	5,213
		275,870
Consumer Products - 0.7%
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,333
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,420
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	$ 2,500	$ 2,363
NBTY, Inc. 9% 10/1/18	12,257	13,151
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,848
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	38,028
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,820	3,060
6.625% 11/15/22	3,335	3,643
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,229
		75,075
Containers - 1.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (g)	12,530	13,063
6.75% 1/31/21 (g)	6,825	7,115
7% 11/15/20 (g)	1,029	1,073
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)	12,250	12,510
6% 6/15/17 (g)	6,255	6,443
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	4,335	4,508
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,378
7.5% 12/15/96	12,871	12,099
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,065
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,576
6.875% 2/15/21	15,185	16,343
7.125% 4/15/19	10,137	10,695
8.25% 2/15/21	18,196	19,674
8.5% 5/15/18 (e)	1,070	1,118
9% 4/15/19	7,985	8,524
9.875% 8/15/19	9,140	10,145
Sealed Air Corp. 5.25% 4/1/23 (g)	5,010	5,060
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	6,498	7,359
		171,748
Diversified Financial Services - 6.6%
Aircastle Ltd.:
4.625% 12/15/18	7,795	7,980
6.75% 4/15/17	14,115	15,809
7.625% 4/15/20	7,830	8,975
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
CIT Group, Inc.:
5% 8/15/22	$ 17,330	$ 17,720
5.375% 5/15/20	21,665	23,127
5.5% 2/15/19 (g)	30,275	32,621
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19 (g)	17,515	17,756
5.875% 2/1/22 (g)	73,165	74,262
6% 8/1/20 (g)	29,000	30,595
6% 8/1/20	31,435	33,400
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,717
5.875% 4/1/19	60,890	66,066
5.875% 8/15/22	20,190	21,300
6.25% 5/15/19	47,055	51,937
7.125% 9/1/18 (g)	40,123	46,543
8.25% 12/15/20	45,847	55,303
8.625% 1/15/22	46,340	56,767
Opal Acquisition, Inc. 8.875% 12/15/21 (g)	10,420	10,811
SLM Corp.:
5.5% 1/25/23	64,245	63,132
7.25% 1/25/22	27,665	30,466
8% 3/25/20	15,115	17,458
		686,745
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	15,960	16,997
6.5% 11/15/22	43,150	46,171
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,259
8.5% 7/15/29	9,940	11,083
MDC Partners, Inc. 6.75% 4/1/20 (g)	11,395	12,050
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,899
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	2,410	2,440
6.75% 4/15/22 (g)	9,650	9,686
		130,585
Electric Utilities - 3.9%
Calpine Corp. 7.875% 1/15/23 (g)	49,481	55,419
Energy Future Holdings Corp.:
10.875% 11/1/17	7,994	7,834
11.25% 11/1/17 pay-in-kind (j)	147	144
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (g)	$ 2,525	$ 2,632
10% 12/1/20	58,472	61,907
10% 12/1/20 (g)	27,969	29,612
11% 10/1/21	77,278	88,483
12% 3/1/22 (g)	66,010	78,552
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	8,626
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,986
The AES Corp.:
4.875% 5/15/23	11,060	10,590
5.5% 3/15/24	6,645	6,645
TXU Corp.:
5.55% 11/15/14	4,137	1,738
6.5% 11/15/24	39,570	16,619
6.55% 11/15/34	74,878	31,449
		409,236
Energy - 7.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,592
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	6,410	6,090
6.625% 10/1/20	9,485	10,054
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,551
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	8,211
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20	10,080	11,592
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,091
Concho Resources, Inc.:
5.5% 4/1/23	27,015	28,129
6.5% 1/15/22	16,925	18,533
7% 1/15/21	7,134	7,919
Continental Resources, Inc. 5% 9/15/22	30,100	31,831
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (g)	7,665	8,010
7.75% 4/1/19	15,275	16,535
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,965	15,713
Denbury Resources, Inc. 5.5% 5/1/22	13,865	14,021
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	15,201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Edgen Murray Corp. 8.75% 11/1/20 (g)	$ 7,898	$ 9,122
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (g)	6,590	6,952
Energy Partners Ltd. 8.25% 2/15/18	27,773	29,995
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	8,075	8,035
Forbes Energy Services Ltd. 9% 6/15/19	10,305	10,537
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	5,605	5,955
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,841
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,766
Halcon Resources Corp.:
8.875% 5/15/21	8,280	8,580
9.75% 7/15/20 (g)	5,220	5,579
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)	7,700	8,393
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)	10,284	11,287
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (g)	8,535	8,535
5.625% 11/15/23 (g)	10,310	10,315
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)	12,325	13,588
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,850	5,032
6.75% 11/1/20	4,586	4,976
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,415
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,826
Offshore Group Investment Ltd.:
7.125% 4/1/23	27,810	27,393
7.5% 11/1/19	5,135	5,340
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	21,670
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,712
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,246
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	9,063
Range Resources Corp.:
5% 8/15/22	12,165	12,500
5% 3/15/23	18,145	18,508
5.75% 6/1/21	4,120	4,408
Rice Energy, Inc. 6.25% 5/1/22 (g)	6,735	6,743
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Rosetta Resources, Inc.:
5.625% 5/1/21	$ 9,115	$ 9,275
9.5% 4/15/18	9,465	9,915
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	9,825	10,144
5.625% 4/15/23	14,740	14,887
SemGroup Corp. 7.5% 6/15/21	8,325	9,033
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	29,405
8% 3/1/32	12,475	16,675
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,027
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,364
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,764
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,466
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	4,265	4,521
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	2,520	2,520
6.875% 2/1/21	7,214	7,737
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,244
Tesoro Corp. 5.375% 10/1/22	6,925	7,185
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	2,090	2,189
6.125% 10/15/21	5,880	6,218
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	4,031	4,303
W&T Offshore, Inc. 8.5% 6/15/19	9,920	10,714
Western Refining, Inc. 6.25% 4/1/21	12,615	13,120
Whiting Petroleum Corp.:
5% 3/15/19	7,735	8,141
5.75% 3/15/21	7,735	8,296
WPX Energy, Inc. 6% 1/15/22	16,060	16,602
		726,130
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	2,380	2,440
5.625% 2/15/24 (g)	2,570	2,641
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,574
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - continued
Cinemark U.S.A., Inc.: - continued
5.125% 12/15/22	$ 2,845	$ 2,845
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)	4,865	5,279
Regal Entertainment Group 5.75% 2/1/25	2,760	2,732
		25,511
Environmental - 0.4%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,946
5.25% 8/1/20	7,105	7,283
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,921
7.25% 12/1/20	12,151	13,321
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,790	1,897
Tervita Corp.:
9.75% 11/1/19 (g)	4,865	4,403
10.875% 2/15/18 (g)	3,055	2,933
		43,704
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (g)(j)	9,330	9,528
9.25% 2/15/19 (g)	20,502	22,296
JBS Investments GmbH 7.25% 4/3/24 (g)	14,555	14,653
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	22,010	24,321
Rite Aid Corp.:
6.75% 6/15/21	30,330	32,984
8% 8/15/20	10,701	11,825
9.25% 3/15/20	17,965	20,480
10.25% 10/15/19	4,488	4,909
Roundys Supermarket, Inc. 10.25% 12/15/20 (g)	2,610	2,806
Tops Markets LLC 8.875% 12/15/17	5,450	5,941
		149,743
Food/Beverage/Tobacco - 1.2%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,522
Barry Callebaut Services NV 5.5% 6/15/23 (g)	12,055	12,620
ESAL GmbH 6.25% 2/5/23 (g)	20,045	19,143
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	26,350	28,458
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (g)	19,605	19,321
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)(i)	3,220	3,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (g)	$ 7,350	$ 7,929
8.25% 2/1/20 (g)	7,110	7,782
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,075
Post Holdings, Inc.:
7.375% 2/15/22	2,115	2,263
7.375% 2/15/22 (g)	3,085	3,301
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)	2,915	3,185
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,202
		127,077
Gaming - 3.0%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	5,565	4,800
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	65,105	64,942
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (g)	4,125	4,269
4.875% 11/1/20 (g)	10,795	11,146
5.375% 11/1/23 (g)	8,565	8,822
Graton Economic Development Authority 9.625% 9/1/19 (g)	21,760	24,861
MCE Finance Ltd. 5% 2/15/21 (g)	22,124	22,069
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(j)	7,221	7,239
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (g)(j)	8,716	9,805
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	41,190	42,838
11% 10/1/21 (g)	42,665	44,372
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	2,664	303
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)	14,815	14,222
5.375% 3/15/22	12,000	12,420
7.75% 8/15/20	22,668	25,050
Wynn Macau Ltd. 5.25% 10/15/21 (g)	10,310	10,465
		307,623
Healthcare - 4.0%
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,644
5.125% 8/1/21 (g)	7,305	7,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)	$ 11,949	$ 13,144
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18	1,100	1,194
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,646
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,178
5.875% 5/1/23	33,560	34,147
6.25% 2/15/21	11,290	11,925
7.5% 2/15/22	10,725	12,232
7.75% 5/15/21	52,032	57,170
HealthSouth Corp. 5.75% 11/1/24	6,235	6,500
InVentiv Health, Inc. 11% 8/15/18 (g)	2,237	2,069
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (g)	8,815	9,741
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)	5,205	5,387
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	9,445	10,130
6.875% 5/1/21	21,720	23,621
Omega Healthcare Investors, Inc. 6.75% 10/15/22	10,615	11,544
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,362
ResCare, Inc. 10.75% 1/15/19	6,775	7,486
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,386
5.5% 2/1/21	5,430	5,688
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	9,510	10,199
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	21,491
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	10,221
UHS Escrow Corp. 7% 10/1/18	2,503	2,641
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	24,620	25,605
6.75% 8/15/21 (g)	9,534	10,225
6.875% 12/1/18 (g)	3,960	4,178
7.5% 7/15/21 (g)	20,115	22,428
VPI Escrow Corp. 6.375% 10/15/20 (g)	35,870	38,560
		413,193
Homebuilders/Real Estate - 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	6,475	6,621
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	5,010	5,273
CBRE Group, Inc. 5% 3/15/23	21,715	21,878
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,243
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - continued
D.R. Horton, Inc.: - continued
4.75% 2/15/23	$ 4,510	$ 4,487
5.75% 8/15/23	3,865	4,107
Howard Hughes Corp. 6.875% 10/1/21 (g)	24,190	26,004
Realogy Corp.:
7.625% 1/15/20 (g)	13,580	15,142
7.875% 2/15/19 (g)	13,668	14,796
9% 1/15/20 (g)	8,005	9,166
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,691
8.375% 1/15/21	10,900	12,917
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (g)	14,750	14,898
7.75% 4/15/20 (g)	5,715	6,272
Toll Brothers Finance Corp.:
4.375% 4/15/23	13,170	12,775
5.875% 2/15/22	1,030	1,105
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,547
		178,922
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,206
FelCor Lodging LP 5.625% 3/1/23	8,085	8,186
Playa Resorts Holding BV 8% 8/15/20 (g)	3,435	3,710
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21	8,675	8,653
		23,755
Insurance - 0.2%
CNO Financial Group, Inc. 6.375% 10/1/20 (g)	5,100	5,508
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	14,330	15,297
		20,805
Leisure - 0.2%
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)	3,048	3,170
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	2,041
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)	14,515	14,660
		19,871
Metals/Mining - 0.9%
Aleris International, Inc.:
6% 6/1/20 (g)	151	300
9% 12/15/14 pay-in-kind (d)(j)	12,670	0
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	$ 2,085	$ 2,241
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)	3,285	3,318
7% 2/15/21 (g)	3,285	3,330
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (g)	15,775	16,879
8.25% 11/1/19 (g)	5,465	6,039
IAMGOLD Corp. 6.75% 10/1/20 (g)	12,535	11,156
Imperial Metals Corp. 7% 3/15/19 (g)	2,125	2,166
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(g)	6,027	3,194
Mirabela Nickel Ltd. 8.75% 4/15/18 (d)(g)	3,145	755
New Gold, Inc.:
6.25% 11/15/22 (g)	8,895	9,117
7% 4/15/20 (g)	3,050	3,218
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	3,255	3,654
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)	8,460	8,862
Walter Energy, Inc.:
9.5% 10/15/19 (g)	14,495	14,749
11% 4/1/20 pay-in-kind (g)(j)	10,785	9,491
		98,469
Paper - 0.4%
Boise Cascade Co. 6.375% 11/1/20	2,860	3,075
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,180
NewPage Corp.:
6.4876% 5/1/49 (d)(j)	6,337	0
11.375% 12/31/14 (d)	12,582	0
Sappi Papier Holding GmbH:
7.75% 7/15/17 (g)	5,480	6,103
8.375% 6/15/19 (g)	7,405	8,201
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	16,076
		36,635
Publishing/Printing - 0.6%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (g)	29,430	33,697
R.R. Donnelley & Sons Co.:
6% 4/1/24	4,890	4,927
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
R.R. Donnelley & Sons Co.: - continued
7% 2/15/22	$ 7,600	$ 8,360
7.875% 3/15/21	9,735	11,147
		58,131
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	6,560	7,150
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	1,820	2,007
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	2,400	2,670
APX Group, Inc. 8.75% 12/1/20	13,860	14,137
Audatex North America, Inc.:
6% 6/15/21 (g)	19,605	21,026
6.125% 11/1/23 (g)	2,995	3,201
Bakercorp International, Inc. 8.25% 6/1/19	8,035	8,276
Bankrate, Inc. 6.125% 8/15/18 (g)	7,685	8,165
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	4,125	4,414
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (g)	7,770	8,236
Corrections Corp. of America:
4.125% 4/1/20	9,810	9,749
4.625% 5/1/23	9,810	9,589
Garda World Security Corp. 7.25% 11/15/21 (g)	4,645	4,895
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,826
Laureate Education, Inc. 9.25% 9/1/19 (g)	49,875	52,618
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	3,020	3,216
TMS International Corp. 7.625% 10/15/21 (g)	2,170	2,316
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	3,370	3,551
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,894
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (g)(j)	1,980	2,089
		184,868
Shipping - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	11,670	12,166
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)	12,950	13,080
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	10,180	10,208
Swift Services Holdings, Inc. 10% 11/15/18	11,188	12,209
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Shipping - continued
Teekay Corp. 8.5% 1/15/20	$ 10,097	$ 11,662
Western Express, Inc. 12.5% 4/15/15 (g)	10,612	7,932
		67,257
Steel - 0.4%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	14,420	15,483
11.25% 10/15/18	21,190	23,786
Steel Dynamics, Inc. 5.25% 4/15/23	4,670	4,746
		44,015
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,954
CST Brands, Inc. 5% 5/1/23	2,640	2,614
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(j)	5,185	5,263
L Brands, Inc. 5.625% 10/15/23	10,310	10,748
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,501
Netflix, Inc. 5.375% 2/1/21 (g)	7,725	8,034
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,582
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)	7,625	8,083
		55,779
Technology - 3.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)	50,160	53,483
6.125% 9/15/23 (g)	16,390	17,824
ADT Corp. 6.25% 10/15/21 (g)	20,840	21,726
Avaya, Inc. 10.5% 3/1/21 (g)	14,150	12,877
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	10,110	10,590
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,185
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	4,675	5,400
Entegris, Inc. 6% 4/1/22 (g)	3,215	3,255
First Data Corp.:
6.75% 11/1/20 (g)	9,470	10,109
8.75% 1/15/22 pay-in-kind (g)(j)	14,205	15,483
11.25% 1/15/21	8,760	10,008
11.75% 8/15/21	31,295	33,329
Flextronics International Ltd.:
4.625% 2/15/20	11,210	11,266
5% 2/15/23	12,150	12,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(j)	$ 4,800	$ 4,824
Lucent Technologies, Inc.:
6.45% 3/15/29	16,369	15,673
6.5% 1/15/28	14,276	13,705
Nuance Communications, Inc. 5.375% 8/15/20 (g)	5,080	5,118
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)	11,130	11,116
5.75% 2/15/21 (g)	9,665	10,221
5.75% 3/15/23 (g)	5,970	6,313
Seagate HDD Cayman:
4.75% 6/1/23 (g)	19,755	19,780
7% 11/1/21	7,475	8,381
Sensata Technologies BV:
4.875% 10/15/23 (g)	5,010	4,910
6.5% 5/15/19 (g)	14,750	15,746
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(j)	7,770	8,100
Spansion LLC 11.25% 1/15/16 (d)(g)	20,560	0
VeriSign, Inc. 4.625% 5/1/23	8,755	8,383
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	23,450	26,499
		382,515
Telecommunications - 10.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)	17,025	17,876
8.875% 1/1/20 (g)	5,800	6,525
Altice Financing SA:
6.5% 1/15/22 (g)	26,701	27,969
7.875% 12/15/19 (g)	9,310	10,167
Altice Finco SA:
8.125% 1/15/24 (g)	21,880	23,630
9.875% 12/15/20 (g)	10,945	12,548
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,333
9% 8/15/31	13,178	13,639
Columbus International, Inc. 7.375% 3/30/21 (g)	9,005	9,410
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,719
Crown Castle International Corp. 5.25% 1/15/23	17,075	17,545
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Digicel Group Ltd.:
6% 4/15/21 (g)	$ 72,185	$ 73,087
7% 2/15/20 (g)	2,110	2,197
7.125% 4/1/22 (g)	78,745	79,139
8.25% 9/1/17 (g)	5,913	6,135
8.25% 9/30/20 (g)	100,234	106,749
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (g)(j)	13,350	13,884
Eileme 2 AB 11.625% 1/31/20 (g)	20,050	23,960
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	9,715	10,516
Frontier Communications Corp. 8.5% 4/15/20	26,838	31,249
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (g)	39,705	38,861
7.25% 4/1/19	30,640	32,823
7.25% 10/15/20	11,740	12,679
7.5% 4/1/21	23,650	25,926
j2 Global, Inc. 8% 8/1/20	7,245	7,879
Level 3 Communications, Inc. 8.875% 6/1/19	3,435	3,770
Level 3 Financing, Inc. 7% 6/1/20	15,000	16,200
MasTec, Inc. 4.875% 3/15/23	10,365	10,002
Millicom International Cellular SA 4.75% 5/22/20 (g)	5,180	4,999
Pacnet Ltd. 9% 12/12/18 (g)	700	749
SBA Telecommunications, Inc. 5.75% 7/15/20	12,075	12,679
Sprint Capital Corp.:
6.875% 11/15/28	66,459	65,628
8.75% 3/15/32	16,906	18,914
Sprint Corp.:
7.125% 6/15/24 (g)	28,915	30,361
7.25% 9/15/21 (g)	13,480	14,693
7.875% 9/15/23 (g)	7,665	8,451
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	18,850	19,679
6.25% 4/1/21	34,470	36,711
6.5% 1/15/24	37,910	39,567
6.542% 4/28/20	15,475	16,636
6.625% 4/1/23	42,130	45,079
6.633% 4/28/21	17,324	18,710
6.731% 4/28/22	8,425	9,088
6.836% 4/28/23	10,537	11,340
TW Telecom Holdings, Inc.:
5.375% 10/1/22	25,155	25,532
5.375% 10/1/22	8,725	8,856
6.375% 9/1/23	5,110	5,442
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
U.S. West Communications:
7.25% 9/15/25	$ 1,480	$ 1,695
7.25% 10/15/35	5,745	5,802
Wind Acquisition Finance SA 7.375% 4/23/21 (g)	26,900	27,707
		1,085,374
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,627
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,250
PVH Corp. 4.5% 12/15/22	21,264	20,918
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (g)	2,990	3,110
		49,905
TOTAL NONCONVERTIBLE BONDS (Cost $6,849,311)		7,263,272
Common Stocks - 19.7%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	0
Air Transportation - 0.9%
American Airlines Group, Inc.	741,500	26,004
Delta Air Lines, Inc.	1,925,034	70,899
		96,903
Automotive - 0.6%
Delphi Automotive PLC	370,000	24,731
General Motors Co.:
warrants 7/10/16 (a)	371,283	9,182
warrants 7/10/19 (a)	371,283	6,345
Motors Liquidation Co. GUC Trust (a)	97,361	2,682
TRW Automotive Holdings Corp. (a)	284,926	22,894
		65,834
Broadcasting - 0.4%
Sinclair Broadcast Group, Inc. Class A (f)	1,743,000	46,590
Building Materials - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	27,280	873
Ply Gem Holdings, Inc.	41,200	525
		1,398
Cable TV - 1.0%
Comcast Corp. Class A	744,000	38,509
Common Stocks - continued
	Shares	Value (000s)
Cable TV - continued
Time Warner Cable, Inc.	215,000	$ 30,414
Time Warner, Inc.	500,000	33,230
		102,153
Capital Goods - 0.1%
Remy International, Inc.	380,502	10,091
Chemicals - 0.6%
Axiall Corp.	375,000	17,475
LyondellBasell Industries NV Class A	431,745	39,936
		57,411
Consumer Products - 1.2%
Jarden Corp. (a)	245,000	14,002
Michael Kors Holdings Ltd. (a)	339,000	30,917
Reddy Ice Holdings, Inc. (a)	496,439	2,328
Revlon, Inc. (a)	930,000	28,030
Whirlpool Corp.	305,000	46,781
		122,058
Containers - 0.3%
Graphic Packaging Holding Co. (a)	2,800,000	28,728
Rock-Tenn Co. Class A	22,096	2,113
		30,841
Diversified Financial Services - 0.4%
Heartland Payment Systems, Inc. (f)	542,413	22,206
Penson Worldwide, Inc. Class A (a)	10,322,034	0
Springleaf Holdings, Inc. (f)	700,000	16,086
		38,292
Diversified Media - 0.1%
Interpublic Group of Companies, Inc.	716,648	12,484
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	496
Energy - 0.6%
EP Energy Corp.	716,800	13,927
Northern Tier Energy LP Class A	800,000	21,608
Ocean Rig UDW, Inc. (United States) (a)	1,620,000	26,730
		62,265
Food & Drug Retail - 0.5%
CVS Caremark Corp.	650,000	47,268
Common Stocks - continued
	Shares	Value (000s)
Food/Beverage/Tobacco - 0.4%
Keurig Green Mountain, Inc.	143,010	$ 13,397
Monster Beverage Corp. (a)	360,000	24,106
WhiteWave Foods Co. (a)	205,100	5,679
		43,182
Gaming - 1.5%
Las Vegas Sands Corp.	664,000	52,542
Melco Crown Entertainment Ltd. sponsored ADR (f)	1,496,000	51,133
PB Investor I LLC	170,582	380
Station Holdco LLC (a)(k)(m)	22,418,968	49,994
Station Holdco LLC:
unit (a)(k)(m)	256,968	46
warrants 6/15/18 (a)(k)(m)	894,280	161
		154,256
Healthcare - 2.2%
Express Scripts Holding Co. (a)	592,000	39,415
Gilead Sciences, Inc. (a)	485,000	38,068
HCA Holdings, Inc. (a)	847,900	44,091
Rotech Healthcare, Inc.	185,710	3,433
Salix Pharmaceuticals Ltd. (a)	375,000	41,250
Valeant Pharmaceuticals International (Canada) (a)	460,000	61,514
		227,771
Homebuilders/Real Estate - 0.3%
American Tower Corp.	11,612	970
Lennar Corp. Class A	690,000	26,627
Realogy Holdings Corp. (a)	51,500	2,166
		29,763
Hotels - 0.2%
Extended Stay America, Inc. unit	1,133,500	24,427
Metals/Mining - 0.1%
Aleris International, Inc. (a)(m)	127,520	4,105
OCI Resources LP	350,000	7,683
		11,788
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	0
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	127,577	191
Restaurants - 0.5%
Fiesta Restaurant Group, Inc. (a)	500,000	18,305
Starbucks Corp.	300,000	21,186
Texas Roadhouse, Inc. Class A	500,000	12,370
		51,861
Common Stocks - continued
	Shares	Value (000s)
Services - 1.7%
Air Lease Corp. Class A	549,800	$ 19,721
Hertz Global Holdings, Inc. (a)	1,568,000	44,641
Penhall Acquisition Co.:
Class A (a)	26,163	2,310
Class B (a)	8,721	770
United Rentals, Inc. (a)	850,000	79,756
Visa, Inc. Class A	93,000	18,843
WP Rocket Holdings, Inc.	5,703,256	7,129
		173,170
Shipping - 0.3%
DeepOcean Group Holding BV (a)(g)	1,138,931	32,360
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		32,360
Super Retail - 1.7%
Best Buy Co., Inc.	560,000	14,521
Dollar General Corp. (a)	650,000	36,686
GNC Holdings, Inc.	749,200	33,714
Home Depot, Inc.	325,000	25,841
Lowe's Companies, Inc.	550,000	25,251
priceline.com, Inc. (a)	19,300	22,345
Urban Outfitters, Inc. (a)	490,000	17,471
		175,829
Technology - 3.4%
Apple, Inc.	63,800	37,648
Broadcom Corp. Class A	450,000	13,865
CDW Corp.	1,796,100	50,632
Eaton Corp. PLC	217,700	15,814
Facebook, Inc. Class A (a)	625,000	37,363
Fidelity National Information Services, Inc.	500,000	26,715
Freescale Semiconductor, Inc. (a)	473,900	10,412
Google, Inc.:
Class A (a)	39,900	21,342
Class C (a)	39,900	21,014
MagnaChip Semiconductor Corp. (a)	219,804	3,077
NXP Semiconductors NV (a)	581,000	34,639
Skyworks Solutions, Inc.	1,974,134	81,038
		353,559
Telecommunications - 0.2%
T-Mobile U.S., Inc. (a)	650,000	19,039
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.5%
Arena Brands Holding Corp. Class B (a)(m)	659,302	$ 4,035
G-III Apparel Group Ltd. (a)	300,000	21,531
PVH Corp.	200,000	25,114
		50,680
TOTAL COMMON STOCKS (Cost $1,655,496)		2,041,960
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,474
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.9%
Ally Financial, Inc. 7.00% (g)	81,450	80,666
Goldman Sachs Group, Inc. Series K, 6.375% (a)	555,736	14,049
		94,715
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	4,173,456	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		94,715
TOTAL PREFERRED STOCKS (Cost $40,741)		96,189
Bank Loan Obligations - 3.8%
	Principal Amount (000s)
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4/30/15 (l)	$ 2,695	2,695
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (j)	10,956	10,942
Spotless Holdings Ltd. Tranche B 1LN, term loan 5% 10/2/18 (j)	3,040	3,051
		13,993
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)	10,120	10,044
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.3%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (j)	$ 2,575	$ 2,636
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)	26,980	26,845
		29,481
Diversified Media - 0.1%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (j)	5,460	5,419
Electric Utilities - 0.0%
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (j)	3,475	3,345
Energy - 1.0%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (j)	6,411	6,651
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (j)	9,096	9,209
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (j)	3,693	3,670
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)	37,825	38,960
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	4,145	4,238
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)	2,020	2,073
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (j)	2,345	2,333
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (j)	26,788	26,486
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)	3,388	3,388
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)	471	471
Tranche M, term loan 4.25% 12/16/20 (j)	176	176
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (j)	1,626	1,630
		99,285
Environmental - 0.0%
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (j)	995	1,000
Tranche B 1LN, term loan 4.75% 1/15/21 (j)	1,067	1,065
		2,065
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (j)	1,005	1,026
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 0.2%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)	$ 3,494	$ 3,489
Tranche B 2LN, term loan 8.25% 11/30/20 (j)	7,370	7,499
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (j)	2,970	2,933
Tranche B 1LN, term loan 4.2531% 2/18/21 (j)	5,910	5,888
		19,809
Gaming - 0.4%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (l)	26,120	26,055
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (j)	2,657	2,660
Tranche 2LN, term loan 8.75% 2/20/20 (j)	3,075	3,123
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	4,770	4,973
		36,811
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (j)	9,092	9,069
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (j)	1,022	1,027
		10,096
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)	1,526	1,522
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)	22,551	22,467
Metals/Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (j)	1,560	1,568
Tranche B 2LN, term loan 8.75% 1/25/21 (j)	945	964
		2,532
Publishing/Printing - 0.3%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (j)	3,165	3,212
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (j)	$ 7,184	$ 7,233
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (j)	24,358	24,388
		34,833
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (j)	6,040	6,070
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)	3,584	3,620
Super Retail - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (j)	1,245	1,278
Tranche B 1LN, term loan 4.5% 9/26/19 (j)	3,885	3,885
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (j)	7,778	7,710
		12,873
Technology - 0.6%
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (l)	23,465	23,582
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (j)	12,469	12,406
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)	5,556	5,522
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (j)	1,209	1,203
Tranche 2LN, term loan 8.25% 5/22/21 (j)	610	612
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)	14,165	14,591
		57,916
Telecommunications - 0.2%
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (j)	888	888
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)	13,944	14,362
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)	$ 775	$ 791
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (j)	8,170	8,181
		24,222
TOTAL BANK LOAN OBLIGATIONS (Cost $392,919)		400,124
Preferred Securities - 3.1%

Banks & Thrifts - 2.2%
Bank of America Corp.:
5.2% (h)(j)	44,490	42,782
8% (h)(j)	7,796	8,986
8.125% (h)(j)	6,360	7,460
Barclays Bank PLC 7.625% 11/21/22	39,690	46,430
Goldman Sachs Group, Inc. 5.7% (h)(j)	22,230	22,713
JPMorgan Chase & Co.:
6% (h)(j)	50,895	51,391
6.125% (h)(j)	15,170	15,302
6.75% (h)(j)	8,330	8,963
Wells Fargo & Co.:
5.9% (h)(j)	22,170	22,590
7.98% (h)(j)	5,738	6,571
		233,188
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.9% (h)(j)	27,015	27,008
5.95% (h)(j)	45,415	45,583
		72,591
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	14,560	15,232
TOTAL PREFERRED SECURITIES (Cost $313,824)		321,011
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	$ 0
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.11% (b)	368,454,606	368,455
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	44,537,233	44,537
TOTAL MONEY MARKET FUNDS (Cost $412,992)		412,992
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $9,665,283)		10,535,548
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(154,019)
NET ASSETS - 100%		$ 10,381,529
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,992,854,000 or 28.8% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(l) The coupon rate will be determined upon settlement of the loan after period end.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,532,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 246
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 378
Fidelity Securities Lending Cash Central Fund	143
Total	$ 521
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 67,297	$ -	$ 66,139	$ -	$ -
Nortek, Inc. warrants 12/7/14	600	-	-	-	-
Total	$ 67,897	$ -	$ 66,139	$ -	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 812,723	$ 757,916	$ -	$ 54,807
Consumer Staples	122,282	118,480	-	3,802
Energy	62,265	62,265	-	-
Financials	113,937	33,271	80,666	-
Health Care	227,771	224,338	-	3,433
Industrials	300,802	258,233	-	42,569
Information Technology	378,794	378,794	-	-
Materials	100,040	95,935	-	4,105
Telecommunication Services	19,039	19,039	-	-
Utilities	496	496	-	-
Corporate Bonds	7,263,272	-	7,262,669	603
Bank Loan Obligations	400,124	-	392,532	7,592
Preferred Securities	321,011	-	305,779	15,232
Other	-	-	-	-
Money Market Funds	412,992	412,992	-	-
Total Investments in Securities:	$ 10,535,548	$ 2,361,759	$ 8,041,646	$ 132,143
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,627
Net Realized Gain (Loss) on Investment Securities	(34,561)
Net Unrealized Gain (Loss) on Investment Securities	46,763
Cost of Purchases	22,809
Proceeds of Sales	(6,396)
Amortization/Accretion	31
Transfers into Level 3	24,870
Transfers out of Level 3	-
Ending Balance	$ 132,143
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ 11,364

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.7%
Luxembourg	3.2%
Bermuda	3.1%
Canada	2.1%
Netherlands	1.7%
Cayman Islands	1.4%
Marshall Islands	1.0%
France	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2014

Assets
Investment in securities, at value (including securities loaned of $43,236) - See accompanying schedule: Unaffiliated issuers (cost $9,252,291)	$ 10,122,556
Fidelity Central Funds (cost $412,992)	412,992
Total Investments (cost $9,665,283)		$ 10,535,548
Cash		11,580
Receivable for investments sold Regular delivery		19,823
Delayed delivery		3,081
Receivable for fund shares sold		6,978
Dividends receivable		2,196
Interest receivable		123,203
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		7
Other receivables		363
Total assets		10,702,819

Liabilities
Payable for investments purchased Regular delivery	$ 105,676
Delayed delivery	143,543
Payable for fund shares redeemed	5,063
Distributions payable	4,047
Accrued management fee	4,815
Other affiliated payables	1,221
Other payables and accrued expenses	1,150
Deferred taxes	11,238
Collateral on securities loaned, at value	44,537
Total liabilities		321,290

Net Assets		$ 10,381,529
Net Assets consist of:
Paid in capital		$ 9,383,846
Undistributed net investment income		16,006
Accumulated undistributed net realized gain (loss) on investments		122,650
Net unrealized appreciation (depreciation) on investments		859,027
Net Assets, for 1,030,614 shares outstanding		$ 10,381,529
Net Asset Value, offering price and redemption price per share ($10,381,529 ÷ 1,030,614 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2014

Investment Income
Dividends		$ 16,891
Interest		528,762
Income from Fidelity Central Funds		521
Total income		546,174

Expenses
Management fee	$ 55,455
Transfer agent fees	12,909
Accounting and security lending fees	1,374
Custodian fees and expenses	119
Independent trustees' compensation	46
Registration fees	168
Audit	202
Legal	140
Miscellaneous	82
Total expenses before reductions	70,495
Expense reductions	(70)	70,425
Net investment income (loss)		475,749
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	158,916
Other affiliated issuers	34,261
Total net realized gain (loss)		193,177
Change in net unrealized appreciation (depreciation) on investment securities		54,633
Net gain (loss)		247,810
Net increase (decrease) in net assets resulting from operations		$ 723,559

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 475,749	$ 565,775
Net realized gain (loss)	193,177	16,660
Change in net unrealized appreciation (depreciation)	54,633	629,604
Net increase (decrease) in net assets resulting from operations	723,559	1,212,039
Distributions to shareholders from net investment income	(462,228)	(517,913)
Distributions to shareholders from net realized gain	(62,490)	(48,880)
Total distributions	(524,718)	(566,793)
Share transactions Proceeds from sales of shares	1,943,113	2,010,894
Reinvestment of distributions	468,045	505,091
Cost of shares redeemed	(2,433,820)	(2,589,852)
Net increase (decrease) in net assets resulting from share transactions	(22,662)	(73,867)
Redemption fees	813	898
Total increase (decrease) in net assets	176,992	572,277

Net Assets
Beginning of period	10,204,537	9,632,260
End of period (including undistributed net investment income of $16,006 and undistributed net investment income of $57,111, respectively)	$ 10,381,529	$ 10,204,537
Other Information Shares
Sold	198,319	213,591
Issued in reinvestment of distributions	47,897	53,743
Redeemed	(250,166)	(276,047)
Net increase (decrease)	(3,950)	(8,713)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.23	$ 9.95	$ 9.13	$ 6.23
Income from Investment Operations
Net investment income (loss) B	.472	.547	.535	.599	.666
Net realized and unrealized gain (loss)	.258	.631	(.643)	.826	2.845
Total from investment operations	.730	1.178	(.108)	1.425	3.511
Distributions from net investment income	(.458)	(.501)	(.571)	(.607)	(.572)
Distributions from net realized gain	(.063)	(.048)	(.043)	-	(.040)
Total distributions	(.521)	(.549)	(.614)	(.607)	(.612)
Redemption fees added to paid in capital B	.001	.001	.002	.002	.001
Net asset value, end of period	$ 10.07	$ 9.86	$ 9.23	$ 9.95	$ 9.13
Total Return A	7.71%	13.23%	(.77)%	16.35%	58.03%
Ratios to Average Net Assets C,E
Expenses before reductions	.71%	.73%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.71%	.73%	.77%	.76%	.76%
Expenses net of all reductions	.71%	.73%	.77%	.76%	.76%
Net investment income (loss)	4.82%	5.83%	5.87%	6.48%	8.30%
Supplemental Data
Net assets, end of period (in millions)	$ 10,382	$ 10,205	$ 9,632	$ 11,064	$ 12,197
Portfolio turnover rate D	47%	60%	48%	65%	51%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

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3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 108,525	Adjusted book value	Discount rate	20.0%	Decrease
		Discounted cash flow	Discount rate	20.0% - 25.0% / 20.4%	Decrease
			Yield	7.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Decrease
		Expected listing price	Discount rate	10.0%	Decrease
		Last transaction price	Discount rate	10.0%	Decrease
		Market comparable	EV/EBITDA multiple	6.5 - 8.9 / 7.2	Increase
		Parity	Recovery rate	1.3% - 18.5% / 6.9%	Decrease

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 04/30/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks		Stern warrant model	Discount rate	30.0%	Decrease
Corporate Bonds	$ 603	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Decrease
		Expected listing price	Discount rate	10.0%	Decrease
Preferred Securities	$ 15,232	Market comparable	Quoted price	$104.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. One of the Fund's investments, Station Holdco LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. The tax liability may differ materially depending on conditions when the investment is disposed. At period end, the estimated tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, market discount, contingent interest, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,101,380
Gross unrealized depreciation	(227,462)
Net unrealized appreciation (depreciation) on securities and other investments	$ 873,918

Tax Cost	$ 9,650,392

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,352
Undistributed long-term capital gain	$ 113,766
Net unrealized appreciation (depreciation)	$ 873,918

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary Income	$ 497,937	$ 566,793
Long-term Capital Gains	26,781	-
Total	$ 524,718	$ 566,793

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,668,188 and $4,406,378, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143, including $6 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $48.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 23, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversee 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital & Income Fund voted to pay on June 9, 2014, to shareholders of record at the opening of business on June 6, 2014, a distribution of $0.12 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2014, $140,547,972 or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $114,795,379 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 32% of the dividend paid on 12/9/2013 as qualifying for the dividend-received deduction for corporate shareholders.

The fund designates 35% of the dividend paid on 12/9/2013 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAI-UANN-0614
1.784716.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Annual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	0.66%	5.10%
Class T (incl. 4.00% sales charge)	0.64%	5.08%
Class C (incl. contingent deferred sales charge) B	3.08%	5.74%

A From May 11, 2011.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global High Income Fund - Class A on May 11, 2011, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds posted a modest return for the 12 months ending April 30, 2014, reflecting mixed regional results that were largely influenced by the U.S. Federal Reserve's quantitative easing (QE) program. Early on, the Fed was considering tapering QE. In response, U.S. Treasury yields spiked and investors withdrew assets from most fixed-income categories, including high yield. However, high yield reacted favorably to the Fed's late-2013 decision to modestly taper QE, beginning in January, amid stronger economic signals. Among the regions that constitute the Fidelity Global High Income Composite IndexSM, Europe had by far the best result, followed by the U.S., as both benefited from a late-period rotation out of riskier areas of the market. The BofA Merrill LynchSM Euro High Yield Constrained Index added 15.62%, aided in part by currency fluctuations, while U.S. high-yield bonds rose 6.29%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Emerging-markets debt fared worst overall, with the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified returning 0.84%, as the Fed's action reduced an important demand driver for global risk investments. Lastly, The BofA Merrill Lynch Asian Dollar High Yield Corporate Constrained Index advanced 2.33%, hurt partly by sluggish economic growth in China.

Comments from John Carlson, Lead Portfolio Manager of Fidelity Advisor® Global High Income Fund: For the year, the fund's Class A, Class T and Class C shares gained 4.86%, 4.84% and 4.05%, respectively (excluding sales charges), versus 6.12% for The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index and 5.63% for the Fidelity Global High Income Composite IndexSM, which we feel is a better comparison. Versus the Composite index, asset allocation among the main regional sectors was the primary contributor, especially our significant underweighting in emerging-markets (EM) debt, which markedly lagged the other regions. In turn, we overweighted U.S. high yield in expectation of a stronger economic and market backdrop here. While this proved correct and modestly boosted performance, security selection within the U.S. high-yield subportfolio detracted. European high yield was easily the top-performing group, gaining roughly 16% amid a strong euro and general spread tightening that was a function of a low default rate and investors' continued reach for yield. Security selection in Europe was helpful. Overall, we reduced the fund's overweighting in U.S. high yield, due to the significant outperformance of this market, and subsequently increased our allocation to EM corporate debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.24%
Actual		$ 1,000.00	$ 1,044.30	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,044.30	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class C	2.00%
Actual		$ 1,000.00	$ 1,040.40	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Global High Income	.98%
Actual		$ 1,000.00	$ 1,045.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,045.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.0	2.3
Ally Financial, Inc.	2.0	2.0
HCA Holdings, Inc.	1.8	1.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.5	1.6
Citigroup, Inc.	0.9	1.0
	8.2
Top Five Countries as of April 30, 2014
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	47.4	50.0
Luxembourg	6.9	6.3
Cayman Islands	6.2	5.2
Netherlands	4.1	4.6
France	2.9	2.3
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.3	12.6
Banks & Thrifts	9.8	10.0
Energy	8.7	8.9
Diversified Financial Services	7.6	7.6
Homebuilders/Real Estate	6.3	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
AAA,AA,A 0.8%	AAA,AA,A 0.5%
BBB 5.3%	BBB 4.8%
BB 36.7%	BB 35.3%
B 36.4%	B 38.8%
CCC,CC,C 11.4%	CCC,CC,C 12.0%
D 0.0%†	D 0.0%†
Not Rated 2.8%	Not Rated 2.1%
Other Investments 2.3%	Other Investments 1.8%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.7%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Corporate Bonds 83.5%		Corporate Bonds 84.4%
	Government Obligations 0.7%		Government Obligations 0.5%
	Stocks 2.3%		Stocks 1.8%
	Preferred Securities 4.8%		Preferred Securities 3.7%
	Bank Loan Obligations 4.4%		Bank Loan Obligations 4.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	48.3%	** Foreign investments	45.3%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.5%
		Principal Amount (d)	Value
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21		$ 290,000	$ 314,650
TransDigm, Inc. 7.5% 7/15/21		635,000	698,500
			1,013,150
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		348,000	348,435
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	104,500
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	58,575
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	494,675
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	48,488
			1,054,673
Automotive - 3.0%
Affinia Group, Inc. 7.75% 5/1/21		50,000	53,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	142,434
4.25% 2/25/16	EUR	100,000	144,801
8.375% 7/15/14	EUR	190,000	267,023
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	97,538
Dana Holding Corp.:
5.375% 9/15/21		200,000	206,500
6% 9/15/23		200,000	210,500
Delphi Corp. 6.125% 5/15/21		550,000	612,563
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	349,447
6.625% 3/15/18 (Reg. S)	EUR	200,000	309,518
7.625% 9/15/14	EUR	50,000	70,798
7.75% 10/17/16	EUR	540,000	836,822
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	744,868
6.25% 3/9/18	EUR	100,000	157,686
General Motors Acceptance Corp. 8% 11/1/31		400,000	491,000
General Motors Financial Co., Inc.:
4.25% 5/15/23		125,000	122,656
4.75% 8/15/17		795,000	850,650
6.75% 6/1/18		1,340,000	1,524,250
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	148,169
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		385,000	397,513
LKQ Corp. 4.75% 5/15/23		55,000	52,800
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	235,406
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	158,713
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	205,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Automotive - continued
Renault SA 3.125% 3/5/21 (Reg. S)	EUR	100,000	$ 141,314
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	246,300
8.75% 2/15/19 (Reg. S)	EUR	400,000	622,654
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	146,990
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	238,781
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	987,188
			10,774,282
Banks & Thrifts - 6.7%
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,142,956
3.5% 1/27/19		395,000	397,963
4.75% 9/10/18		885,000	938,100
7.5% 9/15/20		2,065,000	2,447,025
8% 3/15/20		185,000	223,619
Banco Daycoval SA 5.75% 3/19/19 (f)		400,000	407,000
Banco Espirito Santo SA 7.125% 11/28/23 (Reg. S) (i)	EUR	200,000	297,587
Banco Internacional del Peru SAA 5.75% 10/7/20 (f)		600,000	632,250
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	202,009
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	198,750
6.875% 5/3/17 (Reg. S)		200,000	209,000
Bank of Ireland:
10% 7/30/16	EUR	200,000	307,576
10% 12/19/22	EUR	200,000	352,387
Bayerische Landesbank Girozentrale 1.097% 2/7/19 (i)	EUR	150,000	192,453
BBVA Bancomer SA 7.25% 4/22/20 (f)		1,000,000	1,120,000
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	270,625
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	216,429
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	100,000
China CITIC Bank International Ltd.:
3.875% 9/28/22 (Reg. S) (i)		200,000	194,500
6.875% 6/24/20		300,000	324,630
Commerzbank AG 7.75% 3/16/21	EUR	400,000	674,985
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	414,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	759,375
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,118,250
GMAC LLC:
6.75% 12/1/14		1,150,000	1,187,375
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
GMAC LLC: - continued
8% 12/31/18		$ 30,000	$ 35,790
8% 11/1/31		1,495,000	1,838,850
GTB Finance BV 6% 11/8/18 (f)		400,000	395,000
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	424,529
HSBK BV 7.25% 5/3/17 (f)		800,000	843,800
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	603,000
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	795,938
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	222,250
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	411,870
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	269,146
Royal Bank of Scotland Group PLC 6% 12/19/23		760,000	793,949
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	194,998
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	399,000
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	393,125
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	411,700
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	73,183
Woori Bank Gb Montana S Bank Ns Bank Et R 4.75% 4/30/24 (Reg. S)		300,000	297,975
Zenith Bank PLC 6.25% 4/22/19 (f)		400,000	400,000
			24,132,947
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,750
7.75% 7/15/21		5,000	5,600
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,085,000	2,163,188
5.5% 9/15/14		605,000	611,050
5.5% 12/15/16		190,000	186,200
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	358,020
Myriad International Holding BV 6% 7/18/20 (f)		600,000	655,500
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		500,000	425,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	326,027
Sirius XM Radio, Inc. 5.75% 8/1/21 (f)		655,000	671,375
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	798,750
			6,300,460
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		$ 200,000	$ 190,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	72,450
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	142,550
6% 4/1/24 (f)		505,000	506,540
CEMEX S.A.B. de CV 5.2336% 9/30/15 (f)(i)		345,000	354,919
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	206,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	414,000
10.5% 4/27/17 (Reg. S)		200,000	215,250
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	715,642
8.5% 10/31/19	EUR	300,000	534,823
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	179,939
Lafarge SA:
5% 7/16/14	EUR	500,000	698,865
5.375% 6/26/17	EUR	650,000	1,001,197
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	202,500
Nortek, Inc. 8.5% 4/15/21		120,000	132,300
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	416,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	53,125
6.3% 11/15/16		20,000	21,600
7.875% 3/30/20 (f)		105,000	117,075
9.75% 1/15/18		135,000	162,763
West China Cement Ltd. 7.5% 1/25/16		200,000	205,250
			6,544,038
Cable TV - 4.4%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	222,149
Altice S.A.:
7.25% 5/15/22 (Reg. S) (h)	EUR	450,000	649,985
7.75% 5/15/22 (f)(h)		960,000	1,000,800
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	377,238
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,068,994
5.75% 9/1/23		180,000	181,575
5.75% 1/15/24		1,860,000	1,876,275
6.625% 1/31/22		240,000	258,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cable TV - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		$ 45,000	$ 47,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	667,875
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	115,575
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,800,300
5.875% 7/15/22		325,000	350,594
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	205,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	210,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21 (Reg. S) (f)		290,000	289,275
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	449,585
Numericable Group SA:
4.875% 5/15/19 (f)(h)		975,000	984,750
5.375% 5/15/22 (Reg. S) (h)	EUR	150,000	215,646
5.625% 5/15/24 (Reg. S) (h)	EUR	250,000	360,281
6% 5/15/22 (f)(h)		1,250,000	1,279,688
6.25% 5/15/24 (f)(h)		200,000	204,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		145,000	153,700
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	366,260
5.5% 9/15/22 (Reg. S)	EUR	400,000	593,786
5.5% 1/15/23 (f)		200,000	202,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	597,948
9.5% 3/15/21 (Reg. S)	EUR	200,000	320,123
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	165,375
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	163,500
VTR Finance BV 6.875% 1/15/24 (f)		400,000	416,836
			16,083,826
Capital Goods - 0.7%
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	207,750
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	157,775
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	185,400
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		400,000	393,024
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Capital Goods - continued
Wendel SA:
3.75% 1/21/21	EUR	100,000	$ 144,284
4.375% 8/9/17	EUR	250,000	372,417
5.875% 9/17/19	EUR	200,000	321,163
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	376,500
6.875% 4/5/17 (Reg. S)		400,000	418,000
			2,576,313
Chemicals - 1.6%
Braskem Finance Ltd. 6.45% 2/3/24 (h)		400,000	416,000
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	235,593
Chemtura Corp. 5.75% 7/15/21		115,000	119,313
Fufeng Group Ltd. 7.625% 4/13/16 (Reg. S)		200,000	205,750
Hexion U.S. Finance Corp. 6.625% 4/15/20		978,000	1,015,898
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	500,000	712,751
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	294,118
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	353,160
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	90,950
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,750
PolyOne Corp. 5.25% 3/15/23		250,000	252,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	307,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		1,270,000	1,352,550
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	164,625
			5,729,458
Consumer Products - 0.5%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	328,000
8.125% 2/1/20		25,000	28,000
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,193,888
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	48,825
6.625% 11/15/22		55,000	60,088
			1,715,501
Containers - 2.9%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)(i)		709,281	747,331
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	492,856
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Containers - continued
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	$ 146,497
9.125% 10/15/20 (f)		1,215,000	1,351,688
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (f)		35,294	36,794
7.375% 10/15/17 (f)		200,000	211,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	146,497
9.125% 10/15/20 (f)		460,000	509,450
Ball Corp. 4% 11/15/23		585,000	542,588
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)		78,412	82,333
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	67,600
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		1,455,000	1,389,525
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,650
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	223,627
6.75% 9/15/20 (Reg. S)	EUR	200,000	328,108
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	481,414
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,132,000
6.875% 2/15/21		500,000	538,125
7.875% 8/15/19		250,000	274,375
8.25% 2/15/21		250,000	270,313
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	160,225
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	140,122
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	110,985
			10,453,853
Diversified Financial Services - 5.6%
Aircastle Ltd.:
4.625% 12/15/18		180,000	184,275
5.125% 3/15/21		395,000	396,975
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	170,912	119,348
CIT Group, Inc.:
5% 8/15/22		270,000	276,075
5% 8/1/23		1,010,000	1,015,050
5.375% 5/15/20		330,000	352,275
5.5% 2/15/19 (f)		575,000	619,563
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Financial Services - continued
Comcel Trust 6.875% 2/6/24 (f)		$ 600,000	$ 627,750
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	421,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	334,351
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	146,539
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	365,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		255,000	256,913
5.875% 2/1/22 (f)		530,000	537,950
6% 8/1/20 (f)		425,000	448,375
International Lease Finance Corp.:
5.875% 8/15/22		1,825,000	1,925,375
6.25% 5/15/19		640,000	706,400
8.25% 12/15/20		1,640,000	1,978,250
8.625% 1/15/22		2,505,000	3,068,568
International Personal Finance PLC:
5.75% 4/7/21 (Reg S.)	EUR	300,000	421,603
11.5% 8/6/15	EUR	360,000	555,634
SLM Corp.:
4.875% 6/17/19		410,000	421,789
5.5% 1/15/19		445,000	467,918
5.5% 1/25/23		670,000	658,395
6.125% 3/25/24		420,000	418,446
8% 3/25/20		190,000	219,450
8.45% 6/15/18		620,000	730,825
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	557,500
Thomas Cook Finance PLC 7.75% 6/15/20 (Reg.S)	EUR	250,000	384,123
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	740,498
7.625% 1/15/20 (Reg. S)	EUR	250,000	370,249
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	452,415
			20,179,627
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	702,900
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	106,500
6.5% 11/15/22		275,000	294,250
7.625% 3/15/20		65,000	69,550
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	124,350
5.875% 2/1/22		55,000	58,713
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,725
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC:
6% 4/15/22		$ 300,000	$ 315,000
7.875% 7/15/21		35,000	38,588
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		50,000	50,625
6% 1/15/21 (f)		59,000	61,803
			1,854,004
Electric Utilities - 4.7%
Calpine Corp.:
6% 1/15/22 (f)		225,000	239,063
7.875% 1/15/23 (f)		559,000	626,080
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	832,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	42,192
Enel SpA 5% 1/15/75 (i)	EUR	300,000	435,371
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	412,913
10% 12/1/20 (f)		2,290,000	2,424,538
11.25% 12/1/18 pay-in-kind (f)(i)		107,562	100,458
12% 3/1/22 (f)		2,120,000	2,522,800
GenOn Energy, Inc. 9.875% 10/15/20		385,000	403,288
InterGen NV 7% 6/30/23 (f)		1,110,000	1,165,500
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	424,000
6.95% 2/21/19 (Reg. S)		400,000	424,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		400,000	464,000
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	49,375
NRG Energy, Inc. 6.625% 3/15/23		645,000	674,025
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	401,250
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		400,000	409,648
8.375% 12/10/18		350,000	411,601
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	163,250
5.5% 11/22/21 (Reg. S)		200,000	203,250
Puget Energy, Inc.:
5.625% 7/15/22		120,000	138,692
6% 9/1/21		1,045,000	1,221,392
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Electric Utilities - continued
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		$ 200,000	$ 196,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	155,876
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	453,231
The AES Corp.:
4.875% 5/15/23		520,000	497,900
5.5% 3/15/24		140,000	140,000
7.375% 7/1/21		35,000	40,075
8% 10/15/17		3,000	3,563
TXU Corp.:
5.55% 11/15/14		1,361,000	571,620
6.5% 11/15/24		475,000	199,500
6.55% 11/15/34		1,000,000	420,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	279,873
			17,146,324
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	232,875
Afren PLC:
6.625% 12/9/20 (f)		250,000	251,250
10.25% 4/8/19 (f)		593,000	671,573
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,438
7% 5/20/22		180,000	198,000
Antero Resources Corp. 5.125% 12/1/22 (f)(h)		420,000	423,675
Antero Resources Finance Corp. 6% 12/1/20		585,000	625,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	202,438
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	96,300
Chesapeake Energy Corp.:
4.875% 4/15/22		210,000	210,263
5.375% 6/15/21		430,000	450,425
5.75% 3/15/23		250,000	265,625
6.125% 2/15/21		270,000	295,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	532,500
6.125% 7/15/22		170,000	183,813
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	67,763
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	415,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Concho Resources, Inc. 5.5% 4/1/23		$ 240,000	$ 249,900
Continental Resources, Inc. 8.25% 10/1/19		300,000	321,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	182,875
7.75% 4/1/19		150,000	162,375
Denbury Resources, Inc. 4.625% 7/15/23		810,000	770,513
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	211,090
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	90,020
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	531,000
Edgen Murray Corp. 8.75% 11/1/20 (f)		97,000	112,035
EDP Finance BV 5.75% 9/21/17	EUR	500,000	776,035
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	538,050
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,575
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	122,513
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,275
9.375% 5/1/20		565,000	651,163
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		250,000	248,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	777,450
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	143,438
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	98,800
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	691,200
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	352,750
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	87,200
Indo Energy Finance II BV 6.375% 1/24/23		200,000	155,250
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	82,400
5.5% 2/1/22		175,000	179,375
8.125% 12/1/19		285,000	316,350
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (f)		340,000	346,800
Markwest Energy Partners LP/Markwest Energy Finance Corp. 4.5% 7/15/23		660,000	643,500
MIE Holdings Corp.:
6.875% 2/6/18 (Reg S.)		200,000	200,000
7.5% 4/25/19 (Reg S.)		200,000	201,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		200,000	200,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23		$ 530,000	$ 522,050
7.5% 11/1/19		1,510,000	1,570,400
Oil States International, Inc. 6.5% 6/1/19		30,000	31,538
Pacific Drilling SA 5.375% 6/1/20 (f)		65,000	63,213
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	406,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,175,000	1,283,688
Pan American Energy LLC 7.875% 5/7/21 (f)		1,150,000	1,155,750
Petroleos Mexicanos 6.625% (f)(g)		1,050,000	1,081,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	206,506
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,825
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		90,000	96,300
Range Resources Corp. 5.75% 6/1/21		250,000	267,500
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	228,938
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		760,000	784,700
5.625% 4/15/23		400,000	404,000
SemGroup Corp. 7.5% 6/15/21		870,000	943,950
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	107,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		95,000	100,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	64,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	36,663
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		840,700	845,954
Ultra Petroleum Corp. 5.75% 12/15/18 (f)		230,000	242,075
Unit Corp. 6.625% 5/15/21		650,000	689,000
Western Refining, Inc. 6.25% 4/1/21		105,000	109,200
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	406,500
8.125% 4/22/18 (Reg. S)		200,000	203,250
YPF SA:
8.75% 4/4/24 (f)		600,000	604,890
8.875% 12/19/18 (f)		405,000	421,706
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,022,500
			28,799,416
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		85,000	87,125
5.625% 2/15/24 (f)		55,000	56,513
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23		$ 265,000	$ 257,050
5.125% 12/15/22		50,000	50,000
7.375% 6/15/21		15,000	16,650
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	708,525
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	177,225
Regal Entertainment Group:
5.75% 6/15/23		470,000	479,400
5.75% 2/1/25		55,000	54,450
			1,886,938
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,125
5.25% 8/1/20		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		103,000	110,210
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	212,000
Tervita Corp.:
9.75% 11/1/19 (f)		20,000	18,100
10.875% 2/15/18 (f)		20,000	19,200
			573,385
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	146,813
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	211,407
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		400,000	411,500
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	187,850
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,500,750
6.875% 12/15/28 (f)		705,000	706,763
7.7% 2/15/27		711,000	782,100
9.25% 3/15/20		155,000	176,700
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		400,000	458,500
Tops Markets LLC 8.875% 12/15/17		95,000	103,550
			4,685,933
Food/Beverage/Tobacco - 2.1%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	315,622
9.875% 5/1/19 (Reg. S)	EUR	100,000	157,464
CFG Investment SAC 9.75% 7/30/19 (Reg. S)		200,000	195,750
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	432,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - continued
Deutsche Raststatten Gruppe IV GmbH 6.75% 12/30/20 (Reg. S)	EUR	100,000	$ 150,527
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,430,475
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		205,000	221,400
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	302,498
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,174,500
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,135,000	1,118,543
MHP SA 10.25% 4/29/15 (f)		200,000	195,450
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	387,575
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	354,208
			7,436,012
Gaming - 1.7%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	254,438
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	403,988
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	216,764
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	98,325
4.875% 11/1/20 (f)		245,000	252,963
5.375% 11/1/23 (f)		195,000	200,850
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	133,575
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	154,238
MCE Finance Ltd.:
5% 2/15/21 (f)		230,000	229,425
5% 2/15/21 (Reg. S)		200,000	199,500
MGM Mirage, Inc.:
6.625% 12/15/21		150,000	165,045
8.625% 2/1/19		315,000	376,031
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		120,000	124,800
11% 10/1/21 (f)		175,000	182,000
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,250
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,665,000	1,856,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	460,800
Wynn Macau Ltd. 5.25% 10/15/21 (f)		800,000	812,000
			6,175,467
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - 5.1%
Alere, Inc. 6.5% 6/15/20		$ 530,000	$ 556,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	89,250
7.75% 2/15/19		195,000	209,138
Catamaran Corp. 4.75% 3/15/21 (Reg. S)		215,000	216,613
Cerba European Lab SAS:
7% 2/1/20 (Reg. S)	EUR	100,000	150,874
7% 2/1/20 (Reg. S) (h)	EUR	300,000	452,623
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22		155,000	164,106
6.625% 11/1/20		300,000	319,875
Emergency Medical Services Corp. 8.125% 6/1/19		29,000	30,813
Financiere Medicis Lux SA 7% 5/15/20 (Reg. S)	EUR	100,000	147,017
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	78,473
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	151,915
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	319,725
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,267,425
5% 3/15/24		335,000	332,488
5.875% 3/15/22		1,424,000	1,527,240
5.875% 5/1/23		340,000	345,950
6.25% 2/15/21		195,000	205,969
6.5% 2/15/20		895,000	997,925
7.5% 2/15/22		180,000	205,290
7.75% 5/15/21		950,000	1,043,813
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,250
7.75% 9/15/22		243,000	266,693
IMS Health, Inc. 6% 11/1/20 (f)		95,000	100,225
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,050
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	666,448
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	15,300
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	376,200
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	65,100
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	298,280
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	158,875
5.5% 2/1/21		120,000	125,700
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	75,075
Select Medical Corp. 6.375% 6/1/21		780,000	803,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21		$ 1,125,000	$ 1,078,594
4.5% 4/1/21		180,000	174,690
4.75% 6/1/20		135,000	135,675
6% 10/1/20 (f)		235,000	246,750
6.25% 11/1/18		85,000	93,543
6.75% 2/1/20		145,000	152,250
8.125% 4/1/22		955,000	1,060,050
9.25% 2/1/15		300,000	317,250
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	161,200
6.75% 8/15/18 (f)		665,000	719,863
6.75% 8/15/21 (f)		40,000	42,900
7.25% 7/15/22 (f)		25,000	27,250
7.5% 7/15/21 (f)		1,568,000	1,748,320
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	204,250
VWR Funding, Inc. 7.25% 9/15/17		340,000	364,599
			18,411,802
Homebuilders/Real Estate - 6.2%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	308,625
9.875% 3/20/17 (Reg. S)		800,000	839,000
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	210,184
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	1,004,850
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	144,200
Big Will Investments Ltd. 10.875% 4/29/16		200,000	214,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,463
Caifu Holdings Ltd. 8.75% 1/24/20 (Reg. S)		200,000	192,000
CBRE Group, Inc. 5% 3/15/23		510,000	513,825
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	212,500
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	371,088
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		400,000	396,316
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		400,000	414,500
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		400,000	395,000
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	188,920
12.25% 4/15/18		200,000	211,250
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		600,000	555,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Country Garden Holdings Co. Ltd.: - continued
11.125% 2/23/18 (Reg. S)		$ 400,000	$ 433,000
11.25% 4/22/17 (Reg. S)		100,000	105,625
D.R. Horton, Inc. 5.75% 8/15/23		575,000	610,938
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		800,000	731,000
Fantasia Holdings Group Co. Ltd.:
10.625% 1/23/19 (Reg. S)		200,000	183,028
13.75% 9/27/17		200,000	208,000
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	189,130
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	201,250
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	167,000
Greenland Hong Kong Holdings Ltd. 4.75% 10/18/16		200,000	199,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	491,875
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	401,000
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	473,000
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,925
11.5% 7/20/20 (Reg. S)		105,000	112,875
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		800,000	775,000
12.875% 9/18/17		200,000	223,750
KB Home 4.75% 5/15/19		450,000	448,875
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	154,806
KWG Property Holding Ltd.:
8.975% 1/14/19 (Reg. S)		400,000	383,545
13.25% 3/22/17 (Reg. S)		400,000	444,000
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	185,778
6.875% 10/18/19		200,000	204,750
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	196,940
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	768,750
Powerlong Real Estate Holding Ltd.:
11.25% 1/25/18 (Reg. S)		100,000	95,000
13.75% 9/16/15 (Reg. S)		100,000	104,500
Realogy Corp. 9% 1/15/20 (f)		125,000	143,125
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	341,700
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	434,838
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		$ 200,000	$ 146,000
13% 3/10/16 (Reg. S)		100,000	67,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	213,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	724,890
Ryland Group, Inc. 5.375% 10/1/22		55,000	54,450
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		600,000	574,500
11% 3/8/18		200,000	220,000
Shui On Development Holding Ltd. 8.7% 5/19/18 (Reg. S) (h)		200,000	200,000
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	188,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		400,000	392,500
12.5% 10/16/17 (Reg. S)		400,000	433,500
Theta Capital Pte Ltd. 7% 5/16/19		400,000	413,078
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	201,076
Trillion Chance Ltd. 8.5% 1/10/19		800,000	780,000
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	90,000
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)		90,000	91,800
8.5% 11/15/20		215,000	239,725
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	270,300
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	203,000
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	199,880
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		500,000	521,250
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	188,750
11.75% 10/25/17 (Reg. S)		400,000	423,500
			22,524,923
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,531
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		885,000	922,613
Host Hotels & Resorts LP 6% 10/1/21		60,000	68,657
Playa Resorts Holding BV 8% 8/15/20 (f)		300,000	324,000
			1,362,801
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Insurance - 0.5%
Assicurazioni Generali SpA:
7.75% 12/12/42 (i)	EUR	500,000	$ 867,961
10.125% 7/10/42 (i)	EUR	200,000	388,111
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	368,288
MAPFRE SA 5.921% 7/24/37 (i)	EUR	150,000	221,142
			1,845,502
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	603,719
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	86,700
			690,419
Metals/Mining - 2.7%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	148,200
6.25% 6/1/21		295,000	217,563
9.75% 4/15/18		210,000	197,400
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	739,500
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	415,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	197,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,750
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		200,000	93,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		200,000	95,000
Constellium NV 4.625% 5/15/21 (Reg. S)	EUR	300,000	416,205
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		200,000	211,650
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	210,500
8.25% 11/1/19 (f)		605,000	668,525
Fresnillo PLC 5.5% 11/13/23 (f)		400,000	410,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	382,500
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	51,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	386,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	120,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	82,000
7% 4/15/20 (f)		40,000	42,200
Nord Gold NV 6.375% 5/7/18 (f)		200,000	181,500
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	369,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,738
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
PT Adaro Indonesia:
7.625% 10/22/19 (f)		$ 1,150,000	$ 1,210,375
7.625% 10/22/19 (Reg. S)		200,000	210,500
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	406,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	116,150
Vedanta Resources PLC:
6% 1/31/19 (Reg S.)		200,000	199,250
8.25% 6/7/21 (Reg. S)		200,000	212,000
9.5% 7/18/18 (Reg. S)		600,000	674,280
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	228,938
11% 4/1/20 pay-in-kind (f)(i)		170,000	149,600
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	93,300
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		400,000	394,000
5.73% 5/16/22 (Reg. S)		200,000	183,750
			9,827,374
Paper - 0.1%
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	138,896
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	177,720
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	151,915
			468,531
Publishing/Printing - 1.1%
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	434,075
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)		2,300,000	2,633,500
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	209,250
R.R. Donnelley & Sons Co.:
6% 4/1/24		105,000	105,788
7% 2/15/22		180,000	198,000
Time, Inc. 5.75% 4/15/22 (f)		475,000	473,813
			4,054,426
Railroad - 0.1%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (f)		120,000	123,300
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	222,525
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	174,400
			520,225
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		$ 105,000	$ 115,763
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	133,750
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	571,250
			820,763
Services - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	66,750
Alfa SA de CV 5.25% 3/25/24 (f)		400,000	408,500
APX Group, Inc.:
6.375% 12/1/19		1,330,000	1,353,275
8.75% 12/1/20		1,245,000	1,269,900
ARAMARK Corp. 5.75% 3/15/20		255,000	267,431
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	900,900
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	101,650
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	296,893
FTI Consulting, Inc. 6% 11/15/22		205,000	209,100
Garda World Security Corp.:
7.25% 11/15/21 (f)		35,000	36,881
7.25% 11/15/21 (f)		100,000	105,375
Hertz Corp.:
5.875% 10/15/20		150,000	159,000
6.25% 10/15/22		105,000	112,350
Iron Mountain, Inc. 5.75% 8/15/24		125,000	123,438
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	981,150
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	74,550
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	540,219
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,713
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)		155,000	161,975
9.625% 6/15/18 pay-in-kind (i)		90,000	94,838
			7,322,888
Shipping - 0.7%
CEVA Group PLC:
7% 3/1/21 (f)		75,000	76,969
9% 9/1/21 (f)		65,000	66,788
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		335,000	349,238
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,150
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		225,000	225,615
Teekay Corp. 8.5% 1/15/20		1,150,000	1,328,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Shipping - continued
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		$ 115,000	$ 131,531
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	235,463
			2,424,004
Steel - 1.0%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		200,000	198,000
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		400,000	427,000
6.625% 4/15/21		200,000	214,750
6.8% 1/17/23 (Reg. S)		600,000	646,530
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		425,000	429,250
Metinvest BV 10.25% 5/20/15 (f)		100,000	94,520
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	558,350
11.25% 10/15/18		200,000	224,500
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	131,100
TMK Capital SA 7.75% 1/27/18		800,000	765,000
			3,689,000
Super Retail - 0.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,775
Claire's Stores, Inc. 7.75% 6/1/20 (f)		60,000	40,950
CST Brands, Inc. 5% 5/1/23		65,000	64,350
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	208,650
5.75% 2/15/18		80,000	66,400
7.4% 4/1/37		85,000	63,325
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,813
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	183,600
Sally Holdings LLC 6.875% 11/15/19		35,000	38,281
Sonic Automotive, Inc.:
5% 5/15/23		40,000	39,300
7% 7/15/22		105,000	115,763
			1,105,207
Technology - 3.8%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	426,500
6.125% 9/15/23 (f)		260,000	282,750
ADT Corp. 6.25% 10/15/21 (f)		235,000	244,988
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		435,000	455,663
Avaya, Inc. 7% 4/1/19 (f)		370,000	368,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - continued
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		$ 200,000	$ 200,750
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,015,000	1,063,213
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)		355,000	347,900
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	129,263
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	153,731
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	121,275
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		115,000	123,338
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		180,000	181,800
Entegris, Inc. 6% 4/1/22 (f)		70,000	70,875
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,033,588
11.25% 1/15/21		535,000	611,238
11.75% 8/15/21		145,000	154,425
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	162,500
10% 2/1/19 (Reg. S)		200,000	162,500
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(i)		105,000	105,525
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	957,500
Micron Technology, Inc. 5.875% 2/15/22 (f)		165,000	174,075
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	255,313
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		400,000	417,500
Quad/Graphics, Inc. 7% 5/1/22 (f)		255,000	255,000
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	204,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	117,600
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	90,225
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	214,650
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	309,013
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	400,000	579,912
VeriSign, Inc. 4.625% 5/1/23		1,870,000	1,790,525
Viasystems, Inc. 7.875% 5/1/19 (f)		220,000	234,300
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	615,850
10.25% 7/15/19 (f)		45,000	50,850
13.375% 10/15/19		220,000	258,500
			13,924,785
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - 10.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		$ 160,000	$ 163,800
6.75% 11/15/20 (f)		490,000	514,500
Altice Financing SA:
6.5% 1/15/22 (f)		200,000	209,500
6.5% 1/15/22 (Reg. S)	EUR	200,000	294,812
7.875% 12/15/19 (f)		775,000	846,316
Altice Finco SA:
8.125% 1/15/24 (f)		200,000	216,000
9.875% 12/15/20 (f)		665,000	762,423
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (f)(h)		400,000	407,700
8.625% 5/6/19 (Reg. S) (h)		200,000	203,850
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,344
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	922,250
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	653,125
Crown Castle International Corp. 4.875% 4/15/22		730,000	740,950
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	531,563
7% 2/15/20 (f)		400,000	416,500
7.125% 4/1/22 (f)		620,000	623,100
8.25% 9/1/17 (f)		300,000	311,265
8.25% 9/30/20 (f)		525,000	559,125
DigitalGlobe, Inc. 5.25% 2/1/21		905,000	882,375
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	303,178
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)(i)		289,508	301,088
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	262,900
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	419,651
Frontier Communications Corp. 8.5% 4/15/20		750,000	873,281
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	786,500
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,134,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		1,000,000	978,750
6.625% 12/15/22 (Reg. S)		590,000	606,225
7.5% 4/1/21		400,000	438,500
Intelsat Luxembourg SA:
7.75% 6/1/21		965,000	1,006,013
8.125% 6/1/23		1,295,000	1,359,750
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,363
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		$ 265,000	$ 278,250
7% 6/1/20		900,000	972,000
Millicom International Cellular SA 6.625% 10/15/21 (f)		600,000	625,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (i)	EUR	100,000	142,897
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	489,500
8.625% 6/22/20 (f)		550,000	622,875
NII Capital Corp. 7.625% 4/1/21		70,000	20,825
OTE PLC:
4.625% 5/20/16	EUR	500,000	721,339
7.25% 2/12/15 (e)	EUR	50,000	72,073
Pacnet Ltd.:
9% 12/12/18 (f)		200,000	214,000
9% 12/12/18 (Reg. S)		200,000	214,000
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	739,104
SBA Communications Corp. 5.625% 10/1/19		245,000	256,944
Sprint Capital Corp.:
6.9% 5/1/19		815,000	894,463
8.75% 3/15/32		495,000	553,781
Sprint Communications, Inc.:
6% 11/15/22		2,555,000	2,574,163
9% 11/15/18 (f)		505,000	615,469
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	299,250
7.875% 9/15/23 (f)		530,000	584,325
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		195,000	205,481
6.25% 4/1/21		380,000	404,700
6.464% 4/28/19		85,000	90,100
6.542% 4/28/20		305,000	327,875
6.625% 4/1/23		580,000	620,600
6.633% 4/28/21		275,000	297,000
6.731% 4/28/22		205,000	221,144
6.836% 4/28/23		80,000	86,100
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	393,500
Telecom Italia SpA:
4.5% 1/25/21 (Reg. S)	EUR	150,000	219,852
4.875% 9/25/20 (Reg. S)	EUR	500,000	747,796
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	420,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	$ 150,681
6.375% 11/15/20 (Reg. S)	EUR	200,000	297,538
6.75% 8/15/24 (Reg. S)	EUR	100,000	152,609
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	441,525
6.375% 9/1/23		435,000	463,275
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		550,000	589,188
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	501,250
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		1,000,000	1,072,500
7.25% 2/15/18 (f)		400,000	421,000
7.375% 2/15/18	EUR	550,000	805,010
7.375% 2/15/18 (Reg. S)	EUR	250,000	365,220
7.375% 4/23/21 (f)		415,000	427,450
			38,583,849
Textiles & Apparel - 0.1%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	201,920
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	78,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	197,000
			476,920
TOTAL NONCONVERTIBLE BONDS (Cost $292,714,680)			303,169,026
Government Obligations - 0.7%

Germany - 0.7%
German Federal Republic 0% 6/13/14 (Cost $2,607,521)	EUR	1,875,000	2,600,761
Common Stocks - 1.7%
	Shares
Automotive - 0.3%
General Motors Co.	26,868	926,409
Common Stocks - continued
	Shares	Value
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	83,000	$ 532,030
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	740,000
Energy - 0.3%
CVR Refining, LP	28,000	670,040
EP Energy Corp.	22,000	427,460
		1,097,500
Healthcare - 0.1%
Express Scripts Holding Co. (a)	7,500	499,350
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	7,900	332,195
Metals/Mining - 0.2%
OCI Resources LP	25,348	556,389
Services - 0.2%
ARAMARK Holdings Corp.	21,900	617,361
WP Rocket Holdings, Inc.	80,442	100,553
		717,914
Telecommunications - 0.2%
Broadview Networks Holdings, Inc. (a)	12,187	30,468
Verizon Communications, Inc.	12,500	584,125
		614,593
TOTAL COMMON STOCKS (Cost $5,673,394)		6,016,380
Nonconvertible Preferred Stocks - 0.6%

Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (f)	709	702,176
Goldman Sachs Group, Inc. Series J, 5.50%	9,388	221,838
		924,014
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,374,500
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	58,865	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,896,764)		2,298,515
Bank Loan Obligations - 4.4%
	Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)	$ 29,775	$ 29,775
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (i)	64,352	64,030
		93,805
Broadcasting - 0.2%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	648,094	644,854
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	189,525	190,473
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (i)	95,000	94,881
		930,208
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)	59,700	59,551
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	238,525
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	24,592	24,653
		263,178
Consumer Products - 0.2%
Bauer Performance Sports Ltd. Tranche B, term loan 4.5% 4/15/21 (i)	190,000	189,772
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	399,000	398,501
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	44,775	44,663
		632,936
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	416,138
Tranche B 2LN, term loan 4% 7/10/20 (i)	143,188	142,830
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (i)	335,000	335,000
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (i)	23,145	23,260
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	212,850	212,318
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	585,000	582,075
		1,711,621
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Diversified Media - 0.3%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (i)	$ 120,000	$ 119,100
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	250,000	248,750
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	693,263	696,729
		1,064,579
Electric Utilities - 0.1%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	54,588	54,588
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	153,719	153,719
		208,307
Energy - 0.5%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,313
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	978,500
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	23,613	23,642
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,625	49,563
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,181
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	75,379	75,379
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	10,486	10,486
Tranche M, term loan 4.25% 12/16/20 (i)	3,911	3,911
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	352,338	355,420
		1,665,858
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	35,000	34,869
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,531
Tranche B 7LN, term loan 3.5% 2/21/20 (i)	148,875	148,689
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Food & Drug Retail - continued
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)	$ 103,948	$ 103,689
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (i)	38,220	38,223
		316,132
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	84,362	84,257
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	76,313
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (i)	65,000	64,188
Tranche B 1LN, term loan 4.2531% 2/18/21 (i)	129,675	129,189
		353,947
Gaming - 0.2%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (j)	85,000	84,788
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (i)	48,878	49,916
5.5% 11/21/19 (i)	20,948	21,393
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,188
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	88,875	88,324
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (i)	39,900	40,459
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (i)	310,919	310,546
		673,614
Healthcare - 0.1%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	130,000	129,838
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	105,000	104,869
MModal, Inc. Tranche B, term loan 9% 8/17/19 (i)	215,752	170,444
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	84,227	83,806
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)	24,688	24,811
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)	15,000	15,113
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	19,925	19,900
		548,781
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	$ 135,450	$ 135,111
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	241,123	240,219
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)	29,850	29,925
		270,144
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	287,100	276,693
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,400
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	348,250	346,073
		643,166
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	299,191	303,305
Publishing/Printing - 0.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (i)	70,000	71,050
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	19,600	19,625
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (i)	546,423	550,179
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	884,908	886,014
		1,526,868
Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	148,658	146,800
Steel - 0.1%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	145,000	145,725
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	260,000	259,675
		405,400
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - 0.4%
Ancestry.com, Inc. Tranche B 2LN, term loan 4% 5/15/18 (i)	$ 21,375	$ 21,375
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (j)	520,000	522,600
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,663	44,551
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	124,688	123,914
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	310,000	319,331
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	158,423	157,829
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	110,000	109,450
Tranche 2LN, term loan 8% 4/9/22 (i)	95,000	94,525
		1,393,575
Telecommunications - 0.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	1,416,450	1,435,926
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	146,647	146,647
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	163,350	168,251
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (i)	25,000	25,500
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	180,000	180,234
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	6,325	6,372
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.3383% 1/31/20 (i)	54,863	55,343
		2,018,273
TOTAL BANK LOAN OBLIGATIONS (Cost $15,774,216)		16,037,903
Preferred Securities - 4.8%

Banks & Thrifts - 2.9%
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	204,042
Banco Santander SA 6.25% (g)(i)	100,000	139,905
Bank of America Corp. 5.2% (g)(i)	345,000	331,742
Barclays Bank PLC:
4.75% (g)(i)	400,000	519,801
4.875% (g)(i)	400,000	526,138
Preferred Securities - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Barclays Bank PLC: - continued
7.625% 11/21/22		$ 685,000	$ 801,124
Barclays PLC 8% (g)(i)		200,000	298,330
BNP Paribas SA 5.019% (g)(i)		50,000	74,394
BPCE SA 9% (g)(i)		600,000	887,378
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(i)		300,000	470,413
Credit Agricole SA:
6.5%(Reg S.) (g)(i)		300,000	431,848
7.875% (g)(i)		400,000	678,293
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)		200,000	317,680
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	429,521
Intesa Sanpaolo SpA:
8.047% (g)(i)		500,000	830,849
8.375% (g)(i)		500,000	843,706
JPMorgan Chase & Co. 5.15% (g)(i)		1,215,000	1,180,980
Natixis SA 6.307% (g)(i)		150,000	235,827
Royal Bank of Scotland Group PLC 7.0916% (g)(i)		50,000	73,044
SBB Capital Corp. 6.62% (g)(i)		200,000	211,583
Societe Generale 6.999% (g)(i)		200,000	323,315
State Bank of India 6.439% (g)(i)		300,000	295,140
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)		250,000	375,270
UniCredit International Bank Luxembourg SA 8.125% (g)(i)		100,000	169,332
			10,649,655
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)		900,000	939,103
Diversified Financial Services - 1.1%
Baggot Securities Ltd. 10.24% (Reg. S) (g)		100,000	154,452
China CITIC Bank International Ltd. 7.25% (Reg S.) (g)(i)		400,000	411,913
Citigroup, Inc.:
5.35% (g)(i)		2,385,000	2,282,877
5.9% (g)(i)		770,000	769,787
5.95% (g)(i)		395,000	396,464
			4,015,493
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	539,782
Insurance - 0.0%
Groupama SA 6.298% (g)(i)		100,000	139,976
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(i)		400,000	408,710
Preferred Securities - continued
	Principal Amount (d)	Value
Steel - 0.2%
CITIC Pacific Ltd. 8.625% (Reg. S) (g)(i)	$ 300,000	$ 341,404
KBC Groupe SA 5.625% (Reg. S) (g)(i)	150,000	206,873
		548,277
TOTAL PREFERRED SECURITIES (Cost $15,395,817)		17,240,996
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $17,050,035)	17,050,035	17,050,035
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $351,112,427)		364,413,616
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,549,794)
NET ASSETS - 100%		$ 362,863,822
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,152,286 or 30.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,941
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,075,800	$ 2,075,800	$ -	$ -
Energy	1,097,500	1,097,500	-	-
Financials	2,630,709	1,928,533	702,176	-
Health Care	499,350	499,350	-	-
Industrials	100,554	-	-	100,554
Materials	1,296,389	1,296,389	-	-
Telecommunication Services	614,593	614,593	-	-
Corporate Bonds	303,169,026	-	303,169,026	-
Government Obligations	2,600,761	-	2,600,761	-
Bank Loan Obligations	16,037,903	-	15,249,804	788,099
Preferred Securities	17,240,996	-	17,240,996	-
Money Market Funds	17,050,035	17,050,035	-	-
Total Investments in Securities:	$ 364,413,616	$ 24,562,200	$ 338,962,763	$ 888,653
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	51.7%
Luxembourg	6.9%
Cayman Islands	6.2%
Netherlands	4.1%
France	2.9%
United Kingdom	2.9%
Germany	2.5%
Ireland	2.1%
Canada	1.9%
Mexico	1.9%
British Virgin Islands	1.9%
Hong Kong	1.5%
Italy	1.4%
Bermuda	1.2%
Brazil	1.0%
Singapore	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $334,062,392)	$ 347,363,581
Fidelity Central Funds (cost $17,050,035)	17,050,035
Total Investments (cost $351,112,427)		$ 364,413,616
Cash		542,041
Receivable for investments sold Regular delivery		1,874,433
Delayed delivery		71,225
Receivable for fund shares sold		566,378
Dividends receivable		40,422
Interest receivable		5,620,671
Distributions receivable from Fidelity Central Funds		1,388
Prepaid expenses		305
Receivable from investment adviser for expense reductions		826
Other receivables		749
Total assets		373,132,054

Liabilities
Payable for investments purchased Regular delivery	$ 3,109,251
Delayed delivery	6,560,177
Payable for fund shares redeemed	97,523
Distributions payable	150,547
Accrued management fee	212,601
Distribution and service plan fees payable	4,972
Other affiliated payables	62,711
Other payables and accrued expenses	70,450
Total liabilities		10,268,232

Net Assets		$ 362,863,822
Net Assets consist of:
Paid in capital		$ 346,646,868
Undistributed net investment income		1,599,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,340,387
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,276,623
Net Assets		$ 362,863,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,999,941 ÷ 783,318 shares)	$ 10.21

Maximum offering price per share (100/96.00 of $10.21)	$ 10.64
Class T: Net Asset Value and redemption price per share ($1,594,894 ÷ 156,178 shares)	$ 10.21

Maximum offering price per share (100/96.00 of $10.21)	$ 10.64
Class C: Net Asset Value and offering price per share ($3,719,707 ÷ 364,235 shares)A	$ 10.21

Global High Income: Net Asset Value, offering price and redemption price per share ($344,205,744 ÷ 33,702,207 shares)	$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,343,536 ÷ 523,193 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 882,685
Interest		20,074,293
Income from Fidelity Central Funds		14,941
Total income		20,971,919

Expenses
Management fee	$ 2,387,572
Transfer agent fees	450,327
Distribution and service plan fees	50,417
Accounting fees and expenses	173,644
Custodian fees and expenses	34,854
Independent trustees' compensation	1,535
Registration fees	81,319
Audit	73,783
Legal	905
Miscellaneous	2,707
Total expenses before reductions	3,257,063
Expense reductions	(4,279)	3,252,784
Net investment income (loss)		17,719,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,663,125
Foreign currency transactions	67,405
Total net realized gain (loss)		4,730,530
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,365,007)
Assets and liabilities in foreign currencies	(37,548)
Total change in net unrealized appreciation (depreciation)		(6,402,555)
Net gain (loss)		(1,672,025)
Net increase (decrease) in net assets resulting from operations		$ 16,047,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,719,135	$ 15,528,945
Net realized gain (loss)	4,730,530	5,891,893
Change in net unrealized appreciation (depreciation)	(6,402,555)	14,154,739
Net increase (decrease) in net assets resulting from operations	16,047,110	35,575,577
Distributions to shareholders from net investment income	(16,962,893)	(14,097,015)
Distributions to shareholders from net realized gain	(7,941,424)	(1,212,437)
Total distributions	(24,904,317)	(15,309,452)
Share transactions - net increase (decrease)	9,681,594	103,184,369
Redemption fees	71,966	77,615
Total increase (decrease) in net assets	896,353	123,528,109

Net Assets
Beginning of period	361,967,469	238,439,360
End of period (including undistributed net investment income of $1,599,944 and undistributed net investment income of $1,123,615, respectively)	$ 362,863,822	$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.506	.526	.476
Net realized and unrealized gain (loss)	(.036)	.714	(.317)
Total from investment operations	.470	1.240	.159
Distributions from net investment income	(.483)	(.477)	(.423)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.722)	(.523)	(.423)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.86%	13.13%	1.80%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23%	1.24%	1.38% A
Expenses net of fee waivers, if any	1.23%	1.24%	1.25% A
Expenses net of all reductions	1.23%	1.24%	1.25% A
Net investment income (loss)	5.03%	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,000	$ 6,419	$ 10,102
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.504	.523	.477
Net realized and unrealized gain (loss)	(.036)	.712	(.318)
Total from investment operations	.468	1.235	.159
Distributions from net investment income	(.481)	(.472)	(.423)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.720)	(.518)	(.423)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.84%	13.08%	1.80%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.25%	1.25%	1.25% A
Net investment income (loss)	5.01%	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595	$ 1,349	$ 9,362
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.428	.448	.407
Net realized and unrealized gain (loss)	(.035)	.712	(.317)
Total from investment operations	.393	1.160	.090
Distributions from net investment income	(.406)	(.397)	(.354)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.645)	(.443)	(.354)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.05%	12.23%	1.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05%	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00%	2.00%	2.00% A
Expenses net of all reductions	2.00%	2.00%	2.00% A
Net investment income (loss)	4.26%	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,720	$ 2,941	$ 9,878
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global High Income

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.534	.555	.495
Net realized and unrealized gain (loss)	(.046)	.724	(.312)
Total from investment operations	.488	1.279	.183
Distributions from net investment income	(.511)	(.506)	(.447)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.750)	(.552)	(.447)
Redemption fees added to paid in capital D	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.47	$ 9.74
Total Return B,C	5.05%	13.56%	2.06%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.96%	1.07% A
Expenses net of fee waivers, if any	.95%	.96%	1.00% A
Expenses net of all reductions	.95%	.96%	1.00% A
Net investment income (loss)	5.30%	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,206	$ 345,210	$ 197,480
Portfolio turnover rate F	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.532	.549	.499
Net realized and unrealized gain (loss)	(.046)	.728	(.317)
Total from investment operations	.486	1.277	.182
Distributions from net investment income	(.509)	(.504)	(.446)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.748)	(.550)	(.446)
Redemption fees added to paid in capital D	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.47	$ 9.74
Total Return B,C	5.03%	13.54%	2.05%
Ratios to Average Net Assets E,H
Expenses before reductions	.97%	.98%	1.13% A
Expenses net of fee waivers, if any	.97%	.98%	1.00% A
Expenses net of all reductions	.97%	.98%	1.00% A
Net investment income (loss)	5.28%	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,344	$ 6,049	$ 11,617
Portfolio turnover rate F	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,356,530
Gross unrealized depreciation	(4,227,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,129,076

Tax Cost	$ 350,284,540

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 840,140
Undistributed long-term capital gain	$ 1,293,730
Net unrealized appreciation (depreciation)	$ 14,104,510

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary Income	$ 18,855,196	$ 15,256,737
Long-term Capital Gains	6,049,121	52,715
Total	$ 24,904,317	$ 15,309,452

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $231,099,518 and $230,724,152, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,705	$ 470
Class T	-%	.25%	3,407	-
Class C	.75%	.25%	31,305	14,018
			$ 50,417	$ 14,488

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,200
Class T	521
Class C*	934
$ 4,655

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,023.16
Class T	3,769.28
Class C	7,100.23
Fidelity Global High Income Fund	421,732.13
Institutional Class	7,703.15
	$ 450,327

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $82 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $606 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.25%	$ 1,363
Class C	2.00%	1,591
		$ 2,954

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,268.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2014	2013
From net investment income
Class A	$ 301,725	$ 385,177
Class T	65,194	201,653
Class C	126,053	213,823
Fidelity Global High Income Fund	16,212,658	12,959,407
Institutional Class	257,263	336,955
Total	$ 16,962,893	$ 14,097,015
From net realized gain
Class A	$ 152,979	$ 33,983
Class T	29,538	6,672
Class C	70,175	12,006
Fidelity Global High Income Fund	7,560,648	1,143,686
Institutional Class	128,084	16,090
Total	$ 7,941,424	$ 1,212,437

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Class A
Shares sold	520,166	891,994	$ 5,266,727	$ 9,007,648
Reinvestment of distributions	38,112	35,775	383,509	356,668
Shares redeemed	(388,303)	(1,351,772)	(3,910,568)	(13,585,735)
Net increase (decrease)	169,975	(424,003)	$ 1,739,668	$ (4,221,419)
Class T
Shares sold	88,315	89,413	$ 888,385	$ 908,160
Reinvestment of distributions	9,045	20,699	90,961	203,219
Shares redeemed	(70,058)	(942,577)	(703,740)	(9,376,834)
Net increase (decrease)	27,302	(832,465)	$ 275,606	$ (8,265,455)
Class C
Shares sold	149,109	227,901	$ 1,503,667	$ 2,307,855
Reinvestment of distributions	17,367	21,503	174,621	212,206
Shares redeemed	(83,275)	(982,676)	(837,413)	(9,789,298)
Net increase (decrease)	83,201	(733,272)	$ 840,875	$ (7,269,237)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Fidelity Global High Income Fund
Shares sold	12,907,329	18,772,878	$ 129,978,506	$ 190,172,629
Reinvestment of distributions	2,136,351	1,286,561	21,478,679	12,953,475
Shares redeemed	(14,327,532)	(7,351,380)	(144,088,446)	(74,166,575)
Net increase (decrease)	716,148	12,708,059	$ 7,368,739	$ 128,959,529
Institutional Class
Shares sold	143,981	401,857	$ 1,452,570	$ 4,107,801
Reinvestment of distributions	6,722	25,921	67,630	255,111
Shares redeemed	(205,533)	(1,042,691)	(2,063,494)	(10,381,961)
Net increase (decrease)	(54,830)	(614,913)	$ (543,294)	$ (6,019,049)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, agent bank and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 23, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/09/2014	06/06/2014	$0.037
Class C	06/09/2014	06/06/2014	$0.037
Class T	06/09/2014	06/06/2014	$0.037

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2014, $4,105,476, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,508,100 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHI-UANN-0614
1.926275.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Annual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fundA
Institutional Class	5.03%	6.83%

A From May 11, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global High Income Fund - Institutional Class on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds posted a modest return for the 12 months ending April 30, 2014, reflecting mixed regional results that were largely influenced by the U.S. Federal Reserve's quantitative easing (QE) program. Early on, the Fed was considering tapering QE. In response, U.S. Treasury yields spiked and investors withdrew assets from most fixed-income categories, including high yield. However, high yield reacted favorably to the Fed's late-2013 decision to modestly taper QE, beginning in January, amid stronger economic signals. Among the regions that constitute the Fidelity Global High Income Composite IndexSM, Europe had by far the best result, followed by the U.S., as both benefited from a late-period rotation out of riskier areas of the market. The BofA Merrill LynchSM Euro High Yield Constrained Index added 15.62%, aided in part by currency fluctuations, while U.S. high-yield bonds rose 6.29%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Emerging-markets debt fared worst overall, with the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified returning 0.84%, as the Fed's action reduced an important demand driver for global risk investments. Lastly, The BofA Merrill Lynch Asian Dollar High Yield Corporate Constrained Index advanced 2.33%, hurt partly by sluggish economic growth in China.

Comments from John Carlson, Lead Portfolio Manager of Fidelity Advisor® Global High Income Fund: For the year, the fund's Institutional Class shares gained 5.03%, versus 6.12% for The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index and 5.63% for the Fidelity Global High Income Composite IndexSM, which we feel is a better comparison. Versus the Composite index, asset allocation among the main regional sectors was the primary contributor, especially our significant underweighting in emerging-markets (EM) debt, which markedly lagged the other regions. In turn, we overweighted U.S. high yield in expectation of a stronger economic and market backdrop here. While this proved correct and modestly boosted performance, security selection within the U.S. high-yield subportfolio detracted. European high yield was easily the top-performing group, gaining roughly 16% amid a strong euro and general spread tightening that was a function of a low default rate and investors' continued reach for yield. Security selection in Europe was helpful. Overall, we reduced the fund's overweighting in U.S. high yield, due to the significant outperformance of this market, and subsequently increased our allocation to EM corporate debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.24%
Actual		$ 1,000.00	$ 1,044.30	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,044.30	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class C	2.00%
Actual		$ 1,000.00	$ 1,040.40	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Global High Income	.98%
Actual		$ 1,000.00	$ 1,045.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,045.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.0	2.3
Ally Financial, Inc.	2.0	2.0
HCA Holdings, Inc.	1.8	1.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.5	1.6
Citigroup, Inc.	0.9	1.0
	8.2
Top Five Countries as of April 30, 2014
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	47.4	50.0
Luxembourg	6.9	6.3
Cayman Islands	6.2	5.2
Netherlands	4.1	4.6
France	2.9	2.3
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.3	12.6
Banks & Thrifts	9.8	10.0
Energy	8.7	8.9
Diversified Financial Services	7.6	7.6
Homebuilders/Real Estate	6.3	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
AAA,AA,A 0.8%	AAA,AA,A 0.5%
BBB 5.3%	BBB 4.8%
BB 36.7%	BB 35.3%
B 36.4%	B 38.8%
CCC,CC,C 11.4%	CCC,CC,C 12.0%
D 0.0%†	D 0.0%†
Not Rated 2.8%	Not Rated 2.1%
Other Investments 2.3%	Other Investments 1.8%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.7%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Corporate Bonds 83.5%		Corporate Bonds 84.4%
	Government Obligations 0.7%		Government Obligations 0.5%
	Stocks 2.3%		Stocks 1.8%
	Preferred Securities 4.8%		Preferred Securities 3.7%
	Bank Loan Obligations 4.4%		Bank Loan Obligations 4.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	48.3%	** Foreign investments	45.3%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.5%
		Principal Amount (d)	Value
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21		$ 290,000	$ 314,650
TransDigm, Inc. 7.5% 7/15/21		635,000	698,500
			1,013,150
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		348,000	348,435
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	104,500
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	58,575
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	494,675
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	48,488
			1,054,673
Automotive - 3.0%
Affinia Group, Inc. 7.75% 5/1/21		50,000	53,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	142,434
4.25% 2/25/16	EUR	100,000	144,801
8.375% 7/15/14	EUR	190,000	267,023
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	97,538
Dana Holding Corp.:
5.375% 9/15/21		200,000	206,500
6% 9/15/23		200,000	210,500
Delphi Corp. 6.125% 5/15/21		550,000	612,563
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	349,447
6.625% 3/15/18 (Reg. S)	EUR	200,000	309,518
7.625% 9/15/14	EUR	50,000	70,798
7.75% 10/17/16	EUR	540,000	836,822
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	744,868
6.25% 3/9/18	EUR	100,000	157,686
General Motors Acceptance Corp. 8% 11/1/31		400,000	491,000
General Motors Financial Co., Inc.:
4.25% 5/15/23		125,000	122,656
4.75% 8/15/17		795,000	850,650
6.75% 6/1/18		1,340,000	1,524,250
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	148,169
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		385,000	397,513
LKQ Corp. 4.75% 5/15/23		55,000	52,800
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	235,406
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	158,713
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	205,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Automotive - continued
Renault SA 3.125% 3/5/21 (Reg. S)	EUR	100,000	$ 141,314
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	246,300
8.75% 2/15/19 (Reg. S)	EUR	400,000	622,654
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	146,990
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	238,781
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	987,188
			10,774,282
Banks & Thrifts - 6.7%
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,142,956
3.5% 1/27/19		395,000	397,963
4.75% 9/10/18		885,000	938,100
7.5% 9/15/20		2,065,000	2,447,025
8% 3/15/20		185,000	223,619
Banco Daycoval SA 5.75% 3/19/19 (f)		400,000	407,000
Banco Espirito Santo SA 7.125% 11/28/23 (Reg. S) (i)	EUR	200,000	297,587
Banco Internacional del Peru SAA 5.75% 10/7/20 (f)		600,000	632,250
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	202,009
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	198,750
6.875% 5/3/17 (Reg. S)		200,000	209,000
Bank of Ireland:
10% 7/30/16	EUR	200,000	307,576
10% 12/19/22	EUR	200,000	352,387
Bayerische Landesbank Girozentrale 1.097% 2/7/19 (i)	EUR	150,000	192,453
BBVA Bancomer SA 7.25% 4/22/20 (f)		1,000,000	1,120,000
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	270,625
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	216,429
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	100,000
China CITIC Bank International Ltd.:
3.875% 9/28/22 (Reg. S) (i)		200,000	194,500
6.875% 6/24/20		300,000	324,630
Commerzbank AG 7.75% 3/16/21	EUR	400,000	674,985
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	414,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	759,375
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,118,250
GMAC LLC:
6.75% 12/1/14		1,150,000	1,187,375
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
GMAC LLC: - continued
8% 12/31/18		$ 30,000	$ 35,790
8% 11/1/31		1,495,000	1,838,850
GTB Finance BV 6% 11/8/18 (f)		400,000	395,000
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	424,529
HSBK BV 7.25% 5/3/17 (f)		800,000	843,800
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	603,000
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	795,938
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	222,250
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	411,870
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	269,146
Royal Bank of Scotland Group PLC 6% 12/19/23		760,000	793,949
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	194,998
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	399,000
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	393,125
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	411,700
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	73,183
Woori Bank Gb Montana S Bank Ns Bank Et R 4.75% 4/30/24 (Reg. S)		300,000	297,975
Zenith Bank PLC 6.25% 4/22/19 (f)		400,000	400,000
			24,132,947
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,750
7.75% 7/15/21		5,000	5,600
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,085,000	2,163,188
5.5% 9/15/14		605,000	611,050
5.5% 12/15/16		190,000	186,200
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	358,020
Myriad International Holding BV 6% 7/18/20 (f)		600,000	655,500
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		500,000	425,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	326,027
Sirius XM Radio, Inc. 5.75% 8/1/21 (f)		655,000	671,375
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	798,750
			6,300,460
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		$ 200,000	$ 190,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	72,450
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	142,550
6% 4/1/24 (f)		505,000	506,540
CEMEX S.A.B. de CV 5.2336% 9/30/15 (f)(i)		345,000	354,919
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	206,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	414,000
10.5% 4/27/17 (Reg. S)		200,000	215,250
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	715,642
8.5% 10/31/19	EUR	300,000	534,823
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	179,939
Lafarge SA:
5% 7/16/14	EUR	500,000	698,865
5.375% 6/26/17	EUR	650,000	1,001,197
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	202,500
Nortek, Inc. 8.5% 4/15/21		120,000	132,300
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	416,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	53,125
6.3% 11/15/16		20,000	21,600
7.875% 3/30/20 (f)		105,000	117,075
9.75% 1/15/18		135,000	162,763
West China Cement Ltd. 7.5% 1/25/16		200,000	205,250
			6,544,038
Cable TV - 4.4%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	222,149
Altice S.A.:
7.25% 5/15/22 (Reg. S) (h)	EUR	450,000	649,985
7.75% 5/15/22 (f)(h)		960,000	1,000,800
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	377,238
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,068,994
5.75% 9/1/23		180,000	181,575
5.75% 1/15/24		1,860,000	1,876,275
6.625% 1/31/22		240,000	258,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cable TV - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		$ 45,000	$ 47,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	667,875
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	115,575
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,800,300
5.875% 7/15/22		325,000	350,594
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	205,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	210,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21 (Reg. S) (f)		290,000	289,275
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	449,585
Numericable Group SA:
4.875% 5/15/19 (f)(h)		975,000	984,750
5.375% 5/15/22 (Reg. S) (h)	EUR	150,000	215,646
5.625% 5/15/24 (Reg. S) (h)	EUR	250,000	360,281
6% 5/15/22 (f)(h)		1,250,000	1,279,688
6.25% 5/15/24 (f)(h)		200,000	204,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		145,000	153,700
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	366,260
5.5% 9/15/22 (Reg. S)	EUR	400,000	593,786
5.5% 1/15/23 (f)		200,000	202,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	597,948
9.5% 3/15/21 (Reg. S)	EUR	200,000	320,123
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	165,375
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	163,500
VTR Finance BV 6.875% 1/15/24 (f)		400,000	416,836
			16,083,826
Capital Goods - 0.7%
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	207,750
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	157,775
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	185,400
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		400,000	393,024
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Capital Goods - continued
Wendel SA:
3.75% 1/21/21	EUR	100,000	$ 144,284
4.375% 8/9/17	EUR	250,000	372,417
5.875% 9/17/19	EUR	200,000	321,163
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	376,500
6.875% 4/5/17 (Reg. S)		400,000	418,000
			2,576,313
Chemicals - 1.6%
Braskem Finance Ltd. 6.45% 2/3/24 (h)		400,000	416,000
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	235,593
Chemtura Corp. 5.75% 7/15/21		115,000	119,313
Fufeng Group Ltd. 7.625% 4/13/16 (Reg. S)		200,000	205,750
Hexion U.S. Finance Corp. 6.625% 4/15/20		978,000	1,015,898
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	500,000	712,751
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	294,118
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	353,160
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	90,950
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,750
PolyOne Corp. 5.25% 3/15/23		250,000	252,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	307,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		1,270,000	1,352,550
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	164,625
			5,729,458
Consumer Products - 0.5%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	328,000
8.125% 2/1/20		25,000	28,000
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,193,888
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	48,825
6.625% 11/15/22		55,000	60,088
			1,715,501
Containers - 2.9%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)(i)		709,281	747,331
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	492,856
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Containers - continued
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	$ 146,497
9.125% 10/15/20 (f)		1,215,000	1,351,688
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (f)		35,294	36,794
7.375% 10/15/17 (f)		200,000	211,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	146,497
9.125% 10/15/20 (f)		460,000	509,450
Ball Corp. 4% 11/15/23		585,000	542,588
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)		78,412	82,333
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	67,600
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		1,455,000	1,389,525
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,650
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	223,627
6.75% 9/15/20 (Reg. S)	EUR	200,000	328,108
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	481,414
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,132,000
6.875% 2/15/21		500,000	538,125
7.875% 8/15/19		250,000	274,375
8.25% 2/15/21		250,000	270,313
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	160,225
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	140,122
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	110,985
			10,453,853
Diversified Financial Services - 5.6%
Aircastle Ltd.:
4.625% 12/15/18		180,000	184,275
5.125% 3/15/21		395,000	396,975
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	170,912	119,348
CIT Group, Inc.:
5% 8/15/22		270,000	276,075
5% 8/1/23		1,010,000	1,015,050
5.375% 5/15/20		330,000	352,275
5.5% 2/15/19 (f)		575,000	619,563
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Financial Services - continued
Comcel Trust 6.875% 2/6/24 (f)		$ 600,000	$ 627,750
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	421,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	334,351
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	146,539
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	365,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		255,000	256,913
5.875% 2/1/22 (f)		530,000	537,950
6% 8/1/20 (f)		425,000	448,375
International Lease Finance Corp.:
5.875% 8/15/22		1,825,000	1,925,375
6.25% 5/15/19		640,000	706,400
8.25% 12/15/20		1,640,000	1,978,250
8.625% 1/15/22		2,505,000	3,068,568
International Personal Finance PLC:
5.75% 4/7/21 (Reg S.)	EUR	300,000	421,603
11.5% 8/6/15	EUR	360,000	555,634
SLM Corp.:
4.875% 6/17/19		410,000	421,789
5.5% 1/15/19		445,000	467,918
5.5% 1/25/23		670,000	658,395
6.125% 3/25/24		420,000	418,446
8% 3/25/20		190,000	219,450
8.45% 6/15/18		620,000	730,825
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	557,500
Thomas Cook Finance PLC 7.75% 6/15/20 (Reg.S)	EUR	250,000	384,123
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	740,498
7.625% 1/15/20 (Reg. S)	EUR	250,000	370,249
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	452,415
			20,179,627
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	702,900
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	106,500
6.5% 11/15/22		275,000	294,250
7.625% 3/15/20		65,000	69,550
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	124,350
5.875% 2/1/22		55,000	58,713
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,725
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC:
6% 4/15/22		$ 300,000	$ 315,000
7.875% 7/15/21		35,000	38,588
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		50,000	50,625
6% 1/15/21 (f)		59,000	61,803
			1,854,004
Electric Utilities - 4.7%
Calpine Corp.:
6% 1/15/22 (f)		225,000	239,063
7.875% 1/15/23 (f)		559,000	626,080
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	832,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	42,192
Enel SpA 5% 1/15/75 (i)	EUR	300,000	435,371
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	412,913
10% 12/1/20 (f)		2,290,000	2,424,538
11.25% 12/1/18 pay-in-kind (f)(i)		107,562	100,458
12% 3/1/22 (f)		2,120,000	2,522,800
GenOn Energy, Inc. 9.875% 10/15/20		385,000	403,288
InterGen NV 7% 6/30/23 (f)		1,110,000	1,165,500
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	424,000
6.95% 2/21/19 (Reg. S)		400,000	424,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		400,000	464,000
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	49,375
NRG Energy, Inc. 6.625% 3/15/23		645,000	674,025
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	401,250
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		400,000	409,648
8.375% 12/10/18		350,000	411,601
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	163,250
5.5% 11/22/21 (Reg. S)		200,000	203,250
Puget Energy, Inc.:
5.625% 7/15/22		120,000	138,692
6% 9/1/21		1,045,000	1,221,392
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Electric Utilities - continued
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		$ 200,000	$ 196,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	155,876
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	453,231
The AES Corp.:
4.875% 5/15/23		520,000	497,900
5.5% 3/15/24		140,000	140,000
7.375% 7/1/21		35,000	40,075
8% 10/15/17		3,000	3,563
TXU Corp.:
5.55% 11/15/14		1,361,000	571,620
6.5% 11/15/24		475,000	199,500
6.55% 11/15/34		1,000,000	420,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	279,873
			17,146,324
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	232,875
Afren PLC:
6.625% 12/9/20 (f)		250,000	251,250
10.25% 4/8/19 (f)		593,000	671,573
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,438
7% 5/20/22		180,000	198,000
Antero Resources Corp. 5.125% 12/1/22 (f)(h)		420,000	423,675
Antero Resources Finance Corp. 6% 12/1/20		585,000	625,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	202,438
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	96,300
Chesapeake Energy Corp.:
4.875% 4/15/22		210,000	210,263
5.375% 6/15/21		430,000	450,425
5.75% 3/15/23		250,000	265,625
6.125% 2/15/21		270,000	295,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	532,500
6.125% 7/15/22		170,000	183,813
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	67,763
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	415,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Concho Resources, Inc. 5.5% 4/1/23		$ 240,000	$ 249,900
Continental Resources, Inc. 8.25% 10/1/19		300,000	321,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	182,875
7.75% 4/1/19		150,000	162,375
Denbury Resources, Inc. 4.625% 7/15/23		810,000	770,513
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	211,090
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	90,020
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	531,000
Edgen Murray Corp. 8.75% 11/1/20 (f)		97,000	112,035
EDP Finance BV 5.75% 9/21/17	EUR	500,000	776,035
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	538,050
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,575
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	122,513
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,275
9.375% 5/1/20		565,000	651,163
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		250,000	248,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	777,450
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	143,438
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	98,800
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	691,200
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	352,750
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	87,200
Indo Energy Finance II BV 6.375% 1/24/23		200,000	155,250
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	82,400
5.5% 2/1/22		175,000	179,375
8.125% 12/1/19		285,000	316,350
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (f)		340,000	346,800
Markwest Energy Partners LP/Markwest Energy Finance Corp. 4.5% 7/15/23		660,000	643,500
MIE Holdings Corp.:
6.875% 2/6/18 (Reg S.)		200,000	200,000
7.5% 4/25/19 (Reg S.)		200,000	201,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		200,000	200,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23		$ 530,000	$ 522,050
7.5% 11/1/19		1,510,000	1,570,400
Oil States International, Inc. 6.5% 6/1/19		30,000	31,538
Pacific Drilling SA 5.375% 6/1/20 (f)		65,000	63,213
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	406,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,175,000	1,283,688
Pan American Energy LLC 7.875% 5/7/21 (f)		1,150,000	1,155,750
Petroleos Mexicanos 6.625% (f)(g)		1,050,000	1,081,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	206,506
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,825
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		90,000	96,300
Range Resources Corp. 5.75% 6/1/21		250,000	267,500
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	228,938
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		760,000	784,700
5.625% 4/15/23		400,000	404,000
SemGroup Corp. 7.5% 6/15/21		870,000	943,950
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	107,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		95,000	100,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	64,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	36,663
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		840,700	845,954
Ultra Petroleum Corp. 5.75% 12/15/18 (f)		230,000	242,075
Unit Corp. 6.625% 5/15/21		650,000	689,000
Western Refining, Inc. 6.25% 4/1/21		105,000	109,200
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	406,500
8.125% 4/22/18 (Reg. S)		200,000	203,250
YPF SA:
8.75% 4/4/24 (f)		600,000	604,890
8.875% 12/19/18 (f)		405,000	421,706
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,022,500
			28,799,416
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		85,000	87,125
5.625% 2/15/24 (f)		55,000	56,513
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23		$ 265,000	$ 257,050
5.125% 12/15/22		50,000	50,000
7.375% 6/15/21		15,000	16,650
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	708,525
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	177,225
Regal Entertainment Group:
5.75% 6/15/23		470,000	479,400
5.75% 2/1/25		55,000	54,450
			1,886,938
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,125
5.25% 8/1/20		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		103,000	110,210
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	212,000
Tervita Corp.:
9.75% 11/1/19 (f)		20,000	18,100
10.875% 2/15/18 (f)		20,000	19,200
			573,385
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	146,813
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	211,407
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		400,000	411,500
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	187,850
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,500,750
6.875% 12/15/28 (f)		705,000	706,763
7.7% 2/15/27		711,000	782,100
9.25% 3/15/20		155,000	176,700
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		400,000	458,500
Tops Markets LLC 8.875% 12/15/17		95,000	103,550
			4,685,933
Food/Beverage/Tobacco - 2.1%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	315,622
9.875% 5/1/19 (Reg. S)	EUR	100,000	157,464
CFG Investment SAC 9.75% 7/30/19 (Reg. S)		200,000	195,750
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	432,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - continued
Deutsche Raststatten Gruppe IV GmbH 6.75% 12/30/20 (Reg. S)	EUR	100,000	$ 150,527
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,430,475
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		205,000	221,400
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	302,498
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,174,500
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,135,000	1,118,543
MHP SA 10.25% 4/29/15 (f)		200,000	195,450
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	387,575
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	354,208
			7,436,012
Gaming - 1.7%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	254,438
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	403,988
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	216,764
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	98,325
4.875% 11/1/20 (f)		245,000	252,963
5.375% 11/1/23 (f)		195,000	200,850
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	133,575
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	154,238
MCE Finance Ltd.:
5% 2/15/21 (f)		230,000	229,425
5% 2/15/21 (Reg. S)		200,000	199,500
MGM Mirage, Inc.:
6.625% 12/15/21		150,000	165,045
8.625% 2/1/19		315,000	376,031
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		120,000	124,800
11% 10/1/21 (f)		175,000	182,000
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,250
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,665,000	1,856,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	460,800
Wynn Macau Ltd. 5.25% 10/15/21 (f)		800,000	812,000
			6,175,467
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - 5.1%
Alere, Inc. 6.5% 6/15/20		$ 530,000	$ 556,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	89,250
7.75% 2/15/19		195,000	209,138
Catamaran Corp. 4.75% 3/15/21 (Reg. S)		215,000	216,613
Cerba European Lab SAS:
7% 2/1/20 (Reg. S)	EUR	100,000	150,874
7% 2/1/20 (Reg. S) (h)	EUR	300,000	452,623
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22		155,000	164,106
6.625% 11/1/20		300,000	319,875
Emergency Medical Services Corp. 8.125% 6/1/19		29,000	30,813
Financiere Medicis Lux SA 7% 5/15/20 (Reg. S)	EUR	100,000	147,017
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	78,473
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	151,915
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	319,725
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,267,425
5% 3/15/24		335,000	332,488
5.875% 3/15/22		1,424,000	1,527,240
5.875% 5/1/23		340,000	345,950
6.25% 2/15/21		195,000	205,969
6.5% 2/15/20		895,000	997,925
7.5% 2/15/22		180,000	205,290
7.75% 5/15/21		950,000	1,043,813
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,250
7.75% 9/15/22		243,000	266,693
IMS Health, Inc. 6% 11/1/20 (f)		95,000	100,225
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,050
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	666,448
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	15,300
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	376,200
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	65,100
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	298,280
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	158,875
5.5% 2/1/21		120,000	125,700
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	75,075
Select Medical Corp. 6.375% 6/1/21		780,000	803,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21		$ 1,125,000	$ 1,078,594
4.5% 4/1/21		180,000	174,690
4.75% 6/1/20		135,000	135,675
6% 10/1/20 (f)		235,000	246,750
6.25% 11/1/18		85,000	93,543
6.75% 2/1/20		145,000	152,250
8.125% 4/1/22		955,000	1,060,050
9.25% 2/1/15		300,000	317,250
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	161,200
6.75% 8/15/18 (f)		665,000	719,863
6.75% 8/15/21 (f)		40,000	42,900
7.25% 7/15/22 (f)		25,000	27,250
7.5% 7/15/21 (f)		1,568,000	1,748,320
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	204,250
VWR Funding, Inc. 7.25% 9/15/17		340,000	364,599
			18,411,802
Homebuilders/Real Estate - 6.2%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	308,625
9.875% 3/20/17 (Reg. S)		800,000	839,000
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	210,184
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	1,004,850
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	144,200
Big Will Investments Ltd. 10.875% 4/29/16		200,000	214,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,463
Caifu Holdings Ltd. 8.75% 1/24/20 (Reg. S)		200,000	192,000
CBRE Group, Inc. 5% 3/15/23		510,000	513,825
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	212,500
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	371,088
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		400,000	396,316
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		400,000	414,500
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		400,000	395,000
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	188,920
12.25% 4/15/18		200,000	211,250
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		600,000	555,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Country Garden Holdings Co. Ltd.: - continued
11.125% 2/23/18 (Reg. S)		$ 400,000	$ 433,000
11.25% 4/22/17 (Reg. S)		100,000	105,625
D.R. Horton, Inc. 5.75% 8/15/23		575,000	610,938
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		800,000	731,000
Fantasia Holdings Group Co. Ltd.:
10.625% 1/23/19 (Reg. S)		200,000	183,028
13.75% 9/27/17		200,000	208,000
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	189,130
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	201,250
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	167,000
Greenland Hong Kong Holdings Ltd. 4.75% 10/18/16		200,000	199,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	491,875
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	401,000
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	473,000
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,925
11.5% 7/20/20 (Reg. S)		105,000	112,875
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		800,000	775,000
12.875% 9/18/17		200,000	223,750
KB Home 4.75% 5/15/19		450,000	448,875
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	154,806
KWG Property Holding Ltd.:
8.975% 1/14/19 (Reg. S)		400,000	383,545
13.25% 3/22/17 (Reg. S)		400,000	444,000
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	185,778
6.875% 10/18/19		200,000	204,750
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	196,940
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	768,750
Powerlong Real Estate Holding Ltd.:
11.25% 1/25/18 (Reg. S)		100,000	95,000
13.75% 9/16/15 (Reg. S)		100,000	104,500
Realogy Corp. 9% 1/15/20 (f)		125,000	143,125
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	341,700
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	434,838
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		$ 200,000	$ 146,000
13% 3/10/16 (Reg. S)		100,000	67,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	213,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	724,890
Ryland Group, Inc. 5.375% 10/1/22		55,000	54,450
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		600,000	574,500
11% 3/8/18		200,000	220,000
Shui On Development Holding Ltd. 8.7% 5/19/18 (Reg. S) (h)		200,000	200,000
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	188,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		400,000	392,500
12.5% 10/16/17 (Reg. S)		400,000	433,500
Theta Capital Pte Ltd. 7% 5/16/19		400,000	413,078
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	201,076
Trillion Chance Ltd. 8.5% 1/10/19		800,000	780,000
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	90,000
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)		90,000	91,800
8.5% 11/15/20		215,000	239,725
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	270,300
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	203,000
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	199,880
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		500,000	521,250
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	188,750
11.75% 10/25/17 (Reg. S)		400,000	423,500
			22,524,923
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,531
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		885,000	922,613
Host Hotels & Resorts LP 6% 10/1/21		60,000	68,657
Playa Resorts Holding BV 8% 8/15/20 (f)		300,000	324,000
			1,362,801
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Insurance - 0.5%
Assicurazioni Generali SpA:
7.75% 12/12/42 (i)	EUR	500,000	$ 867,961
10.125% 7/10/42 (i)	EUR	200,000	388,111
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	368,288
MAPFRE SA 5.921% 7/24/37 (i)	EUR	150,000	221,142
			1,845,502
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	603,719
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	86,700
			690,419
Metals/Mining - 2.7%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	148,200
6.25% 6/1/21		295,000	217,563
9.75% 4/15/18		210,000	197,400
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	739,500
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	415,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	197,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,750
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		200,000	93,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		200,000	95,000
Constellium NV 4.625% 5/15/21 (Reg. S)	EUR	300,000	416,205
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		200,000	211,650
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	210,500
8.25% 11/1/19 (f)		605,000	668,525
Fresnillo PLC 5.5% 11/13/23 (f)		400,000	410,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	382,500
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	51,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	386,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	120,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	82,000
7% 4/15/20 (f)		40,000	42,200
Nord Gold NV 6.375% 5/7/18 (f)		200,000	181,500
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	369,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,738
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
PT Adaro Indonesia:
7.625% 10/22/19 (f)		$ 1,150,000	$ 1,210,375
7.625% 10/22/19 (Reg. S)		200,000	210,500
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	406,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	116,150
Vedanta Resources PLC:
6% 1/31/19 (Reg S.)		200,000	199,250
8.25% 6/7/21 (Reg. S)		200,000	212,000
9.5% 7/18/18 (Reg. S)		600,000	674,280
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	228,938
11% 4/1/20 pay-in-kind (f)(i)		170,000	149,600
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	93,300
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		400,000	394,000
5.73% 5/16/22 (Reg. S)		200,000	183,750
			9,827,374
Paper - 0.1%
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	138,896
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	177,720
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	151,915
			468,531
Publishing/Printing - 1.1%
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	434,075
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)		2,300,000	2,633,500
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	209,250
R.R. Donnelley & Sons Co.:
6% 4/1/24		105,000	105,788
7% 2/15/22		180,000	198,000
Time, Inc. 5.75% 4/15/22 (f)		475,000	473,813
			4,054,426
Railroad - 0.1%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (f)		120,000	123,300
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	222,525
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	174,400
			520,225
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		$ 105,000	$ 115,763
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	133,750
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	571,250
			820,763
Services - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	66,750
Alfa SA de CV 5.25% 3/25/24 (f)		400,000	408,500
APX Group, Inc.:
6.375% 12/1/19		1,330,000	1,353,275
8.75% 12/1/20		1,245,000	1,269,900
ARAMARK Corp. 5.75% 3/15/20		255,000	267,431
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	900,900
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	101,650
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	296,893
FTI Consulting, Inc. 6% 11/15/22		205,000	209,100
Garda World Security Corp.:
7.25% 11/15/21 (f)		35,000	36,881
7.25% 11/15/21 (f)		100,000	105,375
Hertz Corp.:
5.875% 10/15/20		150,000	159,000
6.25% 10/15/22		105,000	112,350
Iron Mountain, Inc. 5.75% 8/15/24		125,000	123,438
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	981,150
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	74,550
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	540,219
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,713
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)		155,000	161,975
9.625% 6/15/18 pay-in-kind (i)		90,000	94,838
			7,322,888
Shipping - 0.7%
CEVA Group PLC:
7% 3/1/21 (f)		75,000	76,969
9% 9/1/21 (f)		65,000	66,788
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		335,000	349,238
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,150
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		225,000	225,615
Teekay Corp. 8.5% 1/15/20		1,150,000	1,328,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Shipping - continued
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		$ 115,000	$ 131,531
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	235,463
			2,424,004
Steel - 1.0%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		200,000	198,000
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		400,000	427,000
6.625% 4/15/21		200,000	214,750
6.8% 1/17/23 (Reg. S)		600,000	646,530
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		425,000	429,250
Metinvest BV 10.25% 5/20/15 (f)		100,000	94,520
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	558,350
11.25% 10/15/18		200,000	224,500
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	131,100
TMK Capital SA 7.75% 1/27/18		800,000	765,000
			3,689,000
Super Retail - 0.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,775
Claire's Stores, Inc. 7.75% 6/1/20 (f)		60,000	40,950
CST Brands, Inc. 5% 5/1/23		65,000	64,350
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	208,650
5.75% 2/15/18		80,000	66,400
7.4% 4/1/37		85,000	63,325
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,813
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	183,600
Sally Holdings LLC 6.875% 11/15/19		35,000	38,281
Sonic Automotive, Inc.:
5% 5/15/23		40,000	39,300
7% 7/15/22		105,000	115,763
			1,105,207
Technology - 3.8%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	426,500
6.125% 9/15/23 (f)		260,000	282,750
ADT Corp. 6.25% 10/15/21 (f)		235,000	244,988
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		435,000	455,663
Avaya, Inc. 7% 4/1/19 (f)		370,000	368,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - continued
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		$ 200,000	$ 200,750
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,015,000	1,063,213
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)		355,000	347,900
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	129,263
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	153,731
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	121,275
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		115,000	123,338
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		180,000	181,800
Entegris, Inc. 6% 4/1/22 (f)		70,000	70,875
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,033,588
11.25% 1/15/21		535,000	611,238
11.75% 8/15/21		145,000	154,425
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	162,500
10% 2/1/19 (Reg. S)		200,000	162,500
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(i)		105,000	105,525
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	957,500
Micron Technology, Inc. 5.875% 2/15/22 (f)		165,000	174,075
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	255,313
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		400,000	417,500
Quad/Graphics, Inc. 7% 5/1/22 (f)		255,000	255,000
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	204,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	117,600
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	90,225
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	214,650
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	309,013
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	400,000	579,912
VeriSign, Inc. 4.625% 5/1/23		1,870,000	1,790,525
Viasystems, Inc. 7.875% 5/1/19 (f)		220,000	234,300
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	615,850
10.25% 7/15/19 (f)		45,000	50,850
13.375% 10/15/19		220,000	258,500
			13,924,785
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - 10.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		$ 160,000	$ 163,800
6.75% 11/15/20 (f)		490,000	514,500
Altice Financing SA:
6.5% 1/15/22 (f)		200,000	209,500
6.5% 1/15/22 (Reg. S)	EUR	200,000	294,812
7.875% 12/15/19 (f)		775,000	846,316
Altice Finco SA:
8.125% 1/15/24 (f)		200,000	216,000
9.875% 12/15/20 (f)		665,000	762,423
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (f)(h)		400,000	407,700
8.625% 5/6/19 (Reg. S) (h)		200,000	203,850
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,344
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	922,250
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	653,125
Crown Castle International Corp. 4.875% 4/15/22		730,000	740,950
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	531,563
7% 2/15/20 (f)		400,000	416,500
7.125% 4/1/22 (f)		620,000	623,100
8.25% 9/1/17 (f)		300,000	311,265
8.25% 9/30/20 (f)		525,000	559,125
DigitalGlobe, Inc. 5.25% 2/1/21		905,000	882,375
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	303,178
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)(i)		289,508	301,088
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	262,900
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	419,651
Frontier Communications Corp. 8.5% 4/15/20		750,000	873,281
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	786,500
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,134,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		1,000,000	978,750
6.625% 12/15/22 (Reg. S)		590,000	606,225
7.5% 4/1/21		400,000	438,500
Intelsat Luxembourg SA:
7.75% 6/1/21		965,000	1,006,013
8.125% 6/1/23		1,295,000	1,359,750
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,363
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		$ 265,000	$ 278,250
7% 6/1/20		900,000	972,000
Millicom International Cellular SA 6.625% 10/15/21 (f)		600,000	625,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (i)	EUR	100,000	142,897
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	489,500
8.625% 6/22/20 (f)		550,000	622,875
NII Capital Corp. 7.625% 4/1/21		70,000	20,825
OTE PLC:
4.625% 5/20/16	EUR	500,000	721,339
7.25% 2/12/15 (e)	EUR	50,000	72,073
Pacnet Ltd.:
9% 12/12/18 (f)		200,000	214,000
9% 12/12/18 (Reg. S)		200,000	214,000
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	739,104
SBA Communications Corp. 5.625% 10/1/19		245,000	256,944
Sprint Capital Corp.:
6.9% 5/1/19		815,000	894,463
8.75% 3/15/32		495,000	553,781
Sprint Communications, Inc.:
6% 11/15/22		2,555,000	2,574,163
9% 11/15/18 (f)		505,000	615,469
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	299,250
7.875% 9/15/23 (f)		530,000	584,325
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		195,000	205,481
6.25% 4/1/21		380,000	404,700
6.464% 4/28/19		85,000	90,100
6.542% 4/28/20		305,000	327,875
6.625% 4/1/23		580,000	620,600
6.633% 4/28/21		275,000	297,000
6.731% 4/28/22		205,000	221,144
6.836% 4/28/23		80,000	86,100
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	393,500
Telecom Italia SpA:
4.5% 1/25/21 (Reg. S)	EUR	150,000	219,852
4.875% 9/25/20 (Reg. S)	EUR	500,000	747,796
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	420,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	$ 150,681
6.375% 11/15/20 (Reg. S)	EUR	200,000	297,538
6.75% 8/15/24 (Reg. S)	EUR	100,000	152,609
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	441,525
6.375% 9/1/23		435,000	463,275
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		550,000	589,188
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	501,250
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		1,000,000	1,072,500
7.25% 2/15/18 (f)		400,000	421,000
7.375% 2/15/18	EUR	550,000	805,010
7.375% 2/15/18 (Reg. S)	EUR	250,000	365,220
7.375% 4/23/21 (f)		415,000	427,450
			38,583,849
Textiles & Apparel - 0.1%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	201,920
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	78,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	197,000
			476,920
TOTAL NONCONVERTIBLE BONDS (Cost $292,714,680)			303,169,026
Government Obligations - 0.7%

Germany - 0.7%
German Federal Republic 0% 6/13/14 (Cost $2,607,521)	EUR	1,875,000	2,600,761
Common Stocks - 1.7%
	Shares
Automotive - 0.3%
General Motors Co.	26,868	926,409
Common Stocks - continued
	Shares	Value
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	83,000	$ 532,030
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	740,000
Energy - 0.3%
CVR Refining, LP	28,000	670,040
EP Energy Corp.	22,000	427,460
		1,097,500
Healthcare - 0.1%
Express Scripts Holding Co. (a)	7,500	499,350
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	7,900	332,195
Metals/Mining - 0.2%
OCI Resources LP	25,348	556,389
Services - 0.2%
ARAMARK Holdings Corp.	21,900	617,361
WP Rocket Holdings, Inc.	80,442	100,553
		717,914
Telecommunications - 0.2%
Broadview Networks Holdings, Inc. (a)	12,187	30,468
Verizon Communications, Inc.	12,500	584,125
		614,593
TOTAL COMMON STOCKS (Cost $5,673,394)		6,016,380
Nonconvertible Preferred Stocks - 0.6%

Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (f)	709	702,176
Goldman Sachs Group, Inc. Series J, 5.50%	9,388	221,838
		924,014
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,374,500
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	58,865	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,896,764)		2,298,515
Bank Loan Obligations - 4.4%
	Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)	$ 29,775	$ 29,775
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (i)	64,352	64,030
		93,805
Broadcasting - 0.2%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	648,094	644,854
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	189,525	190,473
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (i)	95,000	94,881
		930,208
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)	59,700	59,551
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	238,525
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	24,592	24,653
		263,178
Consumer Products - 0.2%
Bauer Performance Sports Ltd. Tranche B, term loan 4.5% 4/15/21 (i)	190,000	189,772
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	399,000	398,501
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	44,775	44,663
		632,936
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	416,138
Tranche B 2LN, term loan 4% 7/10/20 (i)	143,188	142,830
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (i)	335,000	335,000
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (i)	23,145	23,260
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	212,850	212,318
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	585,000	582,075
		1,711,621
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Diversified Media - 0.3%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (i)	$ 120,000	$ 119,100
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	250,000	248,750
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	693,263	696,729
		1,064,579
Electric Utilities - 0.1%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	54,588	54,588
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	153,719	153,719
		208,307
Energy - 0.5%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,313
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	978,500
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	23,613	23,642
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,625	49,563
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,181
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	75,379	75,379
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	10,486	10,486
Tranche M, term loan 4.25% 12/16/20 (i)	3,911	3,911
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	352,338	355,420
		1,665,858
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	35,000	34,869
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,531
Tranche B 7LN, term loan 3.5% 2/21/20 (i)	148,875	148,689
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Food & Drug Retail - continued
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)	$ 103,948	$ 103,689
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (i)	38,220	38,223
		316,132
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	84,362	84,257
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	76,313
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (i)	65,000	64,188
Tranche B 1LN, term loan 4.2531% 2/18/21 (i)	129,675	129,189
		353,947
Gaming - 0.2%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (j)	85,000	84,788
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (i)	48,878	49,916
5.5% 11/21/19 (i)	20,948	21,393
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,188
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	88,875	88,324
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (i)	39,900	40,459
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (i)	310,919	310,546
		673,614
Healthcare - 0.1%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	130,000	129,838
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	105,000	104,869
MModal, Inc. Tranche B, term loan 9% 8/17/19 (i)	215,752	170,444
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	84,227	83,806
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)	24,688	24,811
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)	15,000	15,113
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	19,925	19,900
		548,781
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	$ 135,450	$ 135,111
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	241,123	240,219
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)	29,850	29,925
		270,144
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	287,100	276,693
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,400
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	348,250	346,073
		643,166
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	299,191	303,305
Publishing/Printing - 0.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (i)	70,000	71,050
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	19,600	19,625
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (i)	546,423	550,179
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	884,908	886,014
		1,526,868
Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	148,658	146,800
Steel - 0.1%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	145,000	145,725
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	260,000	259,675
		405,400
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - 0.4%
Ancestry.com, Inc. Tranche B 2LN, term loan 4% 5/15/18 (i)	$ 21,375	$ 21,375
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (j)	520,000	522,600
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,663	44,551
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	124,688	123,914
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	310,000	319,331
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	158,423	157,829
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	110,000	109,450
Tranche 2LN, term loan 8% 4/9/22 (i)	95,000	94,525
		1,393,575
Telecommunications - 0.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	1,416,450	1,435,926
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	146,647	146,647
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	163,350	168,251
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (i)	25,000	25,500
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	180,000	180,234
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	6,325	6,372
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.3383% 1/31/20 (i)	54,863	55,343
		2,018,273
TOTAL BANK LOAN OBLIGATIONS (Cost $15,774,216)		16,037,903
Preferred Securities - 4.8%

Banks & Thrifts - 2.9%
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	204,042
Banco Santander SA 6.25% (g)(i)	100,000	139,905
Bank of America Corp. 5.2% (g)(i)	345,000	331,742
Barclays Bank PLC:
4.75% (g)(i)	400,000	519,801
4.875% (g)(i)	400,000	526,138
Preferred Securities - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Barclays Bank PLC: - continued
7.625% 11/21/22		$ 685,000	$ 801,124
Barclays PLC 8% (g)(i)		200,000	298,330
BNP Paribas SA 5.019% (g)(i)		50,000	74,394
BPCE SA 9% (g)(i)		600,000	887,378
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(i)		300,000	470,413
Credit Agricole SA:
6.5%(Reg S.) (g)(i)		300,000	431,848
7.875% (g)(i)		400,000	678,293
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)		200,000	317,680
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	429,521
Intesa Sanpaolo SpA:
8.047% (g)(i)		500,000	830,849
8.375% (g)(i)		500,000	843,706
JPMorgan Chase & Co. 5.15% (g)(i)		1,215,000	1,180,980
Natixis SA 6.307% (g)(i)		150,000	235,827
Royal Bank of Scotland Group PLC 7.0916% (g)(i)		50,000	73,044
SBB Capital Corp. 6.62% (g)(i)		200,000	211,583
Societe Generale 6.999% (g)(i)		200,000	323,315
State Bank of India 6.439% (g)(i)		300,000	295,140
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)		250,000	375,270
UniCredit International Bank Luxembourg SA 8.125% (g)(i)		100,000	169,332
			10,649,655
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)		900,000	939,103
Diversified Financial Services - 1.1%
Baggot Securities Ltd. 10.24% (Reg. S) (g)		100,000	154,452
China CITIC Bank International Ltd. 7.25% (Reg S.) (g)(i)		400,000	411,913
Citigroup, Inc.:
5.35% (g)(i)		2,385,000	2,282,877
5.9% (g)(i)		770,000	769,787
5.95% (g)(i)		395,000	396,464
			4,015,493
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	539,782
Insurance - 0.0%
Groupama SA 6.298% (g)(i)		100,000	139,976
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(i)		400,000	408,710
Preferred Securities - continued
	Principal Amount (d)	Value
Steel - 0.2%
CITIC Pacific Ltd. 8.625% (Reg. S) (g)(i)	$ 300,000	$ 341,404
KBC Groupe SA 5.625% (Reg. S) (g)(i)	150,000	206,873
		548,277
TOTAL PREFERRED SECURITIES (Cost $15,395,817)		17,240,996
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $17,050,035)	17,050,035	17,050,035
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $351,112,427)		364,413,616
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,549,794)
NET ASSETS - 100%		$ 362,863,822
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,152,286 or 30.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,941
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,075,800	$ 2,075,800	$ -	$ -
Energy	1,097,500	1,097,500	-	-
Financials	2,630,709	1,928,533	702,176	-
Health Care	499,350	499,350	-	-
Industrials	100,554	-	-	100,554
Materials	1,296,389	1,296,389	-	-
Telecommunication Services	614,593	614,593	-	-
Corporate Bonds	303,169,026	-	303,169,026	-
Government Obligations	2,600,761	-	2,600,761	-
Bank Loan Obligations	16,037,903	-	15,249,804	788,099
Preferred Securities	17,240,996	-	17,240,996	-
Money Market Funds	17,050,035	17,050,035	-	-
Total Investments in Securities:	$ 364,413,616	$ 24,562,200	$ 338,962,763	$ 888,653
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	51.7%
Luxembourg	6.9%
Cayman Islands	6.2%
Netherlands	4.1%
France	2.9%
United Kingdom	2.9%
Germany	2.5%
Ireland	2.1%
Canada	1.9%
Mexico	1.9%
British Virgin Islands	1.9%
Hong Kong	1.5%
Italy	1.4%
Bermuda	1.2%
Brazil	1.0%
Singapore	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $334,062,392)	$ 347,363,581
Fidelity Central Funds (cost $17,050,035)	17,050,035
Total Investments (cost $351,112,427)		$ 364,413,616
Cash		542,041
Receivable for investments sold Regular delivery		1,874,433
Delayed delivery		71,225
Receivable for fund shares sold		566,378
Dividends receivable		40,422
Interest receivable		5,620,671
Distributions receivable from Fidelity Central Funds		1,388
Prepaid expenses		305
Receivable from investment adviser for expense reductions		826
Other receivables		749
Total assets		373,132,054

Liabilities
Payable for investments purchased Regular delivery	$ 3,109,251
Delayed delivery	6,560,177
Payable for fund shares redeemed	97,523
Distributions payable	150,547
Accrued management fee	212,601
Distribution and service plan fees payable	4,972
Other affiliated payables	62,711
Other payables and accrued expenses	70,450
Total liabilities		10,268,232

Net Assets		$ 362,863,822
Net Assets consist of:
Paid in capital		$ 346,646,868
Undistributed net investment income		1,599,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,340,387
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,276,623
Net Assets		$ 362,863,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,999,941 ÷ 783,318 shares)	$ 10.21

Maximum offering price per share (100/96.00 of $10.21)	$ 10.64
Class T: Net Asset Value and redemption price per share ($1,594,894 ÷ 156,178 shares)	$ 10.21

Maximum offering price per share (100/96.00 of $10.21)	$ 10.64
Class C: Net Asset Value and offering price per share ($3,719,707 ÷ 364,235 shares)A	$ 10.21

Global High Income: Net Asset Value, offering price and redemption price per share ($344,205,744 ÷ 33,702,207 shares)	$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,343,536 ÷ 523,193 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 882,685
Interest		20,074,293
Income from Fidelity Central Funds		14,941
Total income		20,971,919

Expenses
Management fee	$ 2,387,572
Transfer agent fees	450,327
Distribution and service plan fees	50,417
Accounting fees and expenses	173,644
Custodian fees and expenses	34,854
Independent trustees' compensation	1,535
Registration fees	81,319
Audit	73,783
Legal	905
Miscellaneous	2,707
Total expenses before reductions	3,257,063
Expense reductions	(4,279)	3,252,784
Net investment income (loss)		17,719,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,663,125
Foreign currency transactions	67,405
Total net realized gain (loss)		4,730,530
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,365,007)
Assets and liabilities in foreign currencies	(37,548)
Total change in net unrealized appreciation (depreciation)		(6,402,555)
Net gain (loss)		(1,672,025)
Net increase (decrease) in net assets resulting from operations		$ 16,047,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,719,135	$ 15,528,945
Net realized gain (loss)	4,730,530	5,891,893
Change in net unrealized appreciation (depreciation)	(6,402,555)	14,154,739
Net increase (decrease) in net assets resulting from operations	16,047,110	35,575,577
Distributions to shareholders from net investment income	(16,962,893)	(14,097,015)
Distributions to shareholders from net realized gain	(7,941,424)	(1,212,437)
Total distributions	(24,904,317)	(15,309,452)
Share transactions - net increase (decrease)	9,681,594	103,184,369
Redemption fees	71,966	77,615
Total increase (decrease) in net assets	896,353	123,528,109

Net Assets
Beginning of period	361,967,469	238,439,360
End of period (including undistributed net investment income of $1,599,944 and undistributed net investment income of $1,123,615, respectively)	$ 362,863,822	$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.506	.526	.476
Net realized and unrealized gain (loss)	(.036)	.714	(.317)
Total from investment operations	.470	1.240	.159
Distributions from net investment income	(.483)	(.477)	(.423)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.722)	(.523)	(.423)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.86%	13.13%	1.80%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23%	1.24%	1.38% A
Expenses net of fee waivers, if any	1.23%	1.24%	1.25% A
Expenses net of all reductions	1.23%	1.24%	1.25% A
Net investment income (loss)	5.03%	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,000	$ 6,419	$ 10,102
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.504	.523	.477
Net realized and unrealized gain (loss)	(.036)	.712	(.318)
Total from investment operations	.468	1.235	.159
Distributions from net investment income	(.481)	(.472)	(.423)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.720)	(.518)	(.423)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.84%	13.08%	1.80%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.25%	1.25%	1.25% A
Net investment income (loss)	5.01%	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595	$ 1,349	$ 9,362
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.428	.448	.407
Net realized and unrealized gain (loss)	(.035)	.712	(.317)
Total from investment operations	.393	1.160	.090
Distributions from net investment income	(.406)	(.397)	(.354)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.645)	(.443)	(.354)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.05%	12.23%	1.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05%	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00%	2.00%	2.00% A
Expenses net of all reductions	2.00%	2.00%	2.00% A
Net investment income (loss)	4.26%	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,720	$ 2,941	$ 9,878
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global High Income

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.534	.555	.495
Net realized and unrealized gain (loss)	(.046)	.724	(.312)
Total from investment operations	.488	1.279	.183
Distributions from net investment income	(.511)	(.506)	(.447)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.750)	(.552)	(.447)
Redemption fees added to paid in capital D	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.47	$ 9.74
Total Return B,C	5.05%	13.56%	2.06%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.96%	1.07% A
Expenses net of fee waivers, if any	.95%	.96%	1.00% A
Expenses net of all reductions	.95%	.96%	1.00% A
Net investment income (loss)	5.30%	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,206	$ 345,210	$ 197,480
Portfolio turnover rate F	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.532	.549	.499
Net realized and unrealized gain (loss)	(.046)	.728	(.317)
Total from investment operations	.486	1.277	.182
Distributions from net investment income	(.509)	(.504)	(.446)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.748)	(.550)	(.446)
Redemption fees added to paid in capital D	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.47	$ 9.74
Total Return B,C	5.03%	13.54%	2.05%
Ratios to Average Net Assets E,H
Expenses before reductions	.97%	.98%	1.13% A
Expenses net of fee waivers, if any	.97%	.98%	1.00% A
Expenses net of all reductions	.97%	.98%	1.00% A
Net investment income (loss)	5.28%	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,344	$ 6,049	$ 11,617
Portfolio turnover rate F	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,356,530
Gross unrealized depreciation	(4,227,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,129,076

Tax Cost	$ 350,284,540

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 840,140
Undistributed long-term capital gain	$ 1,293,730
Net unrealized appreciation (depreciation)	$ 14,104,510

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary Income	$ 18,855,196	$ 15,256,737
Long-term Capital Gains	6,049,121	52,715
Total	$ 24,904,317	$ 15,309,452

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $231,099,518 and $230,724,152, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,705	$ 470
Class T	-%	.25%	3,407	-
Class C	.75%	.25%	31,305	14,018
			$ 50,417	$ 14,488

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,200
Class T	521
Class C*	934
$ 4,655

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,023.16
Class T	3,769.28
Class C	7,100.23
Fidelity Global High Income Fund	421,732.13
Institutional Class	7,703.15
	$ 450,327

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $82 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $606 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.25%	$ 1,363
Class C	2.00%	1,591
		$ 2,954

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,268.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2014	2013
From net investment income
Class A	$ 301,725	$ 385,177
Class T	65,194	201,653
Class C	126,053	213,823
Fidelity Global High Income Fund	16,212,658	12,959,407
Institutional Class	257,263	336,955
Total	$ 16,962,893	$ 14,097,015
From net realized gain
Class A	$ 152,979	$ 33,983
Class T	29,538	6,672
Class C	70,175	12,006
Fidelity Global High Income Fund	7,560,648	1,143,686
Institutional Class	128,084	16,090
Total	$ 7,941,424	$ 1,212,437

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Class A
Shares sold	520,166	891,994	$ 5,266,727	$ 9,007,648
Reinvestment of distributions	38,112	35,775	383,509	356,668
Shares redeemed	(388,303)	(1,351,772)	(3,910,568)	(13,585,735)
Net increase (decrease)	169,975	(424,003)	$ 1,739,668	$ (4,221,419)
Class T
Shares sold	88,315	89,413	$ 888,385	$ 908,160
Reinvestment of distributions	9,045	20,699	90,961	203,219
Shares redeemed	(70,058)	(942,577)	(703,740)	(9,376,834)
Net increase (decrease)	27,302	(832,465)	$ 275,606	$ (8,265,455)
Class C
Shares sold	149,109	227,901	$ 1,503,667	$ 2,307,855
Reinvestment of distributions	17,367	21,503	174,621	212,206
Shares redeemed	(83,275)	(982,676)	(837,413)	(9,789,298)
Net increase (decrease)	83,201	(733,272)	$ 840,875	$ (7,269,237)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Fidelity Global High Income Fund
Shares sold	12,907,329	18,772,878	$ 129,978,506	$ 190,172,629
Reinvestment of distributions	2,136,351	1,286,561	21,478,679	12,953,475
Shares redeemed	(14,327,532)	(7,351,380)	(144,088,446)	(74,166,575)
Net increase (decrease)	716,148	12,708,059	$ 7,368,739	$ 128,959,529
Institutional Class
Shares sold	143,981	401,857	$ 1,452,570	$ 4,107,801
Reinvestment of distributions	6,722	25,921	67,630	255,111
Shares redeemed	(205,533)	(1,042,691)	(2,063,494)	(10,381,961)
Net increase (decrease)	(54,830)	(614,913)	$ (543,294)	$ (6,019,049)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, agent bank and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 23, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/09/2014	06/06/2014	$0.037

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2014, $4,105,476, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,508,100 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHII-UANN-0614
1.926264.102

Fidelity®

Global High Income

Fund

Annual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2014	Past 1 year	Life of fundA
Fidelity® Global High Income Fund	5.05%	6.84%

A From May 11, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Global High Income Fund, a class of the fund, on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds posted a modest return for the 12 months ending April 30, 2014, reflecting mixed regional results that were largely influenced by the U.S. Federal Reserve's quantitative easing (QE) program. Early on, the Fed was considering tapering QE. In response, U.S. Treasury yields spiked and investors withdrew assets from most fixed-income categories, including high yield. However, high yield reacted favorably to the Fed's late-2013 decision to modestly taper QE, beginning in January, amid stronger economic signals. Among the regions that constitute the Fidelity Global High Income Composite IndexSM, Europe had by far the best result, followed by the U.S., as both benefited from a late-period rotation out of riskier areas of the market. The BofA Merrill LynchSM Euro High Yield Constrained Index added 15.62%, aided in part by currency fluctuations, while U.S. high-yield bonds rose 6.29%, according to The BofA Merrill LynchSM US High Yield Constrained Index. Emerging-markets debt fared worst overall, with the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified returning 0.84%, as the Fed's action reduced an important demand driver for global risk investments. Lastly, The BofA Merrill Lynch Asian Dollar High Yield Corporate Constrained Index advanced 2.33%, hurt partly by sluggish economic growth in China.

Comments from John Carlson, Lead Portfolio Manager of Fidelity® Global High Income Fund: For the year, the fund's Retail Class shares gained 5.05%, versus 6.12% for The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index and 5.63% for the Fidelity Global High Income Composite IndexSM, which we feel is a better comparison. Versus the Composite index, asset allocation among the main regional sectors was the primary contributor, especially our significant underweighting in emerging-markets (EM) debt, which markedly lagged the other regions. In turn, we overweighted U.S. high yield in expectation of a stronger economic and market backdrop here. While this proved correct and modestly boosted performance, security selection within the U.S. high-yield subportfolio detracted. European high yield was easily the top-performing group, gaining roughly 16% amid a strong euro and general spread tightening that was a function of a low default rate and investors' continued reach for yield. Security selection in Europe was helpful. Overall, we reduced the fund's overweighting in U.S. high yield, due to the significant outperformance of this market, and subsequently increased our allocation to EM corporate debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.24%
Actual		$ 1,000.00	$ 1,044.30	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,044.30	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class C	2.00%
Actual		$ 1,000.00	$ 1,040.40	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Global High Income	.98%
Actual		$ 1,000.00	$ 1,045.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,045.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.0	2.3
Ally Financial, Inc.	2.0	2.0
HCA Holdings, Inc.	1.8	1.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.5	1.6
Citigroup, Inc.	0.9	1.0
	8.2
Top Five Countries as of April 30, 2014
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	47.4	50.0
Luxembourg	6.9	6.3
Cayman Islands	6.2	5.2
Netherlands	4.1	4.6
France	2.9	2.3
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.3	12.6
Banks & Thrifts	9.8	10.0
Energy	8.7	8.9
Diversified Financial Services	7.6	7.6
Homebuilders/Real Estate	6.3	4.8
Quality Diversification (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
AAA,AA,A 0.8%	AAA,AA,A 0.5%
BBB 5.3%	BBB 4.8%
BB 36.7%	BB 35.3%
B 36.4%	B 38.8%
CCC,CC,C 11.4%	CCC,CC,C 12.0%
D 0.0%†	D 0.0%†
Not Rated 2.8%	Not Rated 2.1%
Other Investments 2.3%	Other Investments 1.8%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 4.7%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2014*		As of October 31, 2013**
	Corporate Bonds 83.5%		Corporate Bonds 84.4%
	Government Obligations 0.7%		Government Obligations 0.5%
	Stocks 2.3%		Stocks 1.8%
	Preferred Securities 4.8%		Preferred Securities 3.7%
	Bank Loan Obligations 4.4%		Bank Loan Obligations 4.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	48.3%	** Foreign investments	45.3%

Annual Report

Investments April 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.5%
		Principal Amount (d)	Value
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21		$ 290,000	$ 314,650
TransDigm, Inc. 7.5% 7/15/21		635,000	698,500
			1,013,150
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		348,000	348,435
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	104,500
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	58,575
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	494,675
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	48,488
			1,054,673
Automotive - 3.0%
Affinia Group, Inc. 7.75% 5/1/21		50,000	53,500
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	142,434
4.25% 2/25/16	EUR	100,000	144,801
8.375% 7/15/14	EUR	190,000	267,023
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	97,538
Dana Holding Corp.:
5.375% 9/15/21		200,000	206,500
6% 9/15/23		200,000	210,500
Delphi Corp. 6.125% 5/15/21		550,000	612,563
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	349,447
6.625% 3/15/18 (Reg. S)	EUR	200,000	309,518
7.625% 9/15/14	EUR	50,000	70,798
7.75% 10/17/16	EUR	540,000	836,822
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	744,868
6.25% 3/9/18	EUR	100,000	157,686
General Motors Acceptance Corp. 8% 11/1/31		400,000	491,000
General Motors Financial Co., Inc.:
4.25% 5/15/23		125,000	122,656
4.75% 8/15/17		795,000	850,650
6.75% 6/1/18		1,340,000	1,524,250
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	148,169
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		385,000	397,513
LKQ Corp. 4.75% 5/15/23		55,000	52,800
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	235,406
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	158,713
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	205,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Automotive - continued
Renault SA 3.125% 3/5/21 (Reg. S)	EUR	100,000	$ 141,314
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	246,300
8.75% 2/15/19 (Reg. S)	EUR	400,000	622,654
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	146,990
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	238,781
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		975,000	987,188
			10,774,282
Banks & Thrifts - 6.7%
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,142,956
3.5% 1/27/19		395,000	397,963
4.75% 9/10/18		885,000	938,100
7.5% 9/15/20		2,065,000	2,447,025
8% 3/15/20		185,000	223,619
Banco Daycoval SA 5.75% 3/19/19 (f)		400,000	407,000
Banco Espirito Santo SA 7.125% 11/28/23 (Reg. S) (i)	EUR	200,000	297,587
Banco Internacional del Peru SAA 5.75% 10/7/20 (f)		600,000	632,250
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	202,009
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	198,750
6.875% 5/3/17 (Reg. S)		200,000	209,000
Bank of Ireland:
10% 7/30/16	EUR	200,000	307,576
10% 12/19/22	EUR	200,000	352,387
Bayerische Landesbank Girozentrale 1.097% 2/7/19 (i)	EUR	150,000	192,453
BBVA Bancomer SA 7.25% 4/22/20 (f)		1,000,000	1,120,000
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	270,625
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	216,429
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	100,000
China CITIC Bank International Ltd.:
3.875% 9/28/22 (Reg. S) (i)		200,000	194,500
6.875% 6/24/20		300,000	324,630
Commerzbank AG 7.75% 3/16/21	EUR	400,000	674,985
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	414,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	759,375
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,118,250
GMAC LLC:
6.75% 12/1/14		1,150,000	1,187,375
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
GMAC LLC: - continued
8% 12/31/18		$ 30,000	$ 35,790
8% 11/1/31		1,495,000	1,838,850
GTB Finance BV 6% 11/8/18 (f)		400,000	395,000
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	424,529
HSBK BV 7.25% 5/3/17 (f)		800,000	843,800
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	603,000
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	795,938
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	222,250
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	411,870
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	269,146
Royal Bank of Scotland Group PLC 6% 12/19/23		760,000	793,949
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	194,998
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	399,000
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	393,125
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	411,700
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	73,183
Woori Bank Gb Montana S Bank Ns Bank Et R 4.75% 4/30/24 (Reg. S)		300,000	297,975
Zenith Bank PLC 6.25% 4/22/19 (f)		400,000	400,000
			24,132,947
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,750
7.75% 7/15/21		5,000	5,600
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,085,000	2,163,188
5.5% 9/15/14		605,000	611,050
5.5% 12/15/16		190,000	186,200
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	358,020
Myriad International Holding BV 6% 7/18/20 (f)		600,000	655,500
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		500,000	425,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	326,027
Sirius XM Radio, Inc. 5.75% 8/1/21 (f)		655,000	671,375
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	798,750
			6,300,460
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		$ 200,000	$ 190,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	72,450
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	142,550
6% 4/1/24 (f)		505,000	506,540
CEMEX S.A.B. de CV 5.2336% 9/30/15 (f)(i)		345,000	354,919
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	206,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	414,000
10.5% 4/27/17 (Reg. S)		200,000	215,250
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	715,642
8.5% 10/31/19	EUR	300,000	534,823
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	179,939
Lafarge SA:
5% 7/16/14	EUR	500,000	698,865
5.375% 6/26/17	EUR	650,000	1,001,197
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		200,000	202,500
Nortek, Inc. 8.5% 4/15/21		120,000	132,300
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	416,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	53,125
6.3% 11/15/16		20,000	21,600
7.875% 3/30/20 (f)		105,000	117,075
9.75% 1/15/18		135,000	162,763
West China Cement Ltd. 7.5% 1/25/16		200,000	205,250
			6,544,038
Cable TV - 4.4%
Adria Bidco BV 7.875% 11/15/20 (Reg. S)	EUR	150,000	222,149
Altice S.A.:
7.25% 5/15/22 (Reg. S) (h)	EUR	450,000	649,985
7.75% 5/15/22 (f)(h)		960,000	1,000,800
Cable Communications Systems NV 7.5% 11/1/20	EUR	250,000	377,238
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,068,994
5.75% 9/1/23		180,000	181,575
5.75% 1/15/24		1,860,000	1,876,275
6.625% 1/31/22		240,000	258,600
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cable TV - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		$ 45,000	$ 47,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	667,875
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	115,575
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,800,300
5.875% 7/15/22		325,000	350,594
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	205,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	210,000
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21 (Reg. S) (f)		290,000	289,275
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	449,585
Numericable Group SA:
4.875% 5/15/19 (f)(h)		975,000	984,750
5.375% 5/15/22 (Reg. S) (h)	EUR	150,000	215,646
5.625% 5/15/24 (Reg. S) (h)	EUR	250,000	360,281
6% 5/15/22 (f)(h)		1,250,000	1,279,688
6.25% 5/15/24 (f)(h)		200,000	204,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		145,000	153,700
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	366,260
5.5% 9/15/22 (Reg. S)	EUR	400,000	593,786
5.5% 1/15/23 (f)		200,000	202,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	597,948
9.5% 3/15/21 (Reg. S)	EUR	200,000	320,123
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	165,375
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	163,500
VTR Finance BV 6.875% 1/15/24 (f)		400,000	416,836
			16,083,826
Capital Goods - 0.7%
Lonking Holdings Ltd. 8.5% 6/3/16 (Reg. S)		200,000	207,750
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	157,775
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	185,400
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		400,000	393,024
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Capital Goods - continued
Wendel SA:
3.75% 1/21/21	EUR	100,000	$ 144,284
4.375% 8/9/17	EUR	250,000	372,417
5.875% 9/17/19	EUR	200,000	321,163
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	376,500
6.875% 4/5/17 (Reg. S)		400,000	418,000
			2,576,313
Chemicals - 1.6%
Braskem Finance Ltd. 6.45% 2/3/24 (h)		400,000	416,000
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	235,593
Chemtura Corp. 5.75% 7/15/21		115,000	119,313
Fufeng Group Ltd. 7.625% 4/13/16 (Reg. S)		200,000	205,750
Hexion U.S. Finance Corp. 6.625% 4/15/20		978,000	1,015,898
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	500,000	712,751
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	294,118
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	353,160
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	90,950
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,750
PolyOne Corp. 5.25% 3/15/23		250,000	252,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	307,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		1,270,000	1,352,550
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	164,625
			5,729,458
Consumer Products - 0.5%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	328,000
8.125% 2/1/20		25,000	28,000
Revlon Consumer Products Corp. 5.75% 2/15/21		1,185,000	1,193,888
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	48,825
6.625% 11/15/22		55,000	60,088
			1,715,501
Containers - 2.9%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)(i)		709,281	747,331
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	492,856
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Containers - continued
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	$ 146,497
9.125% 10/15/20 (f)		1,215,000	1,351,688
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (f)		35,294	36,794
7.375% 10/15/17 (f)		200,000	211,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	146,497
9.125% 10/15/20 (f)		460,000	509,450
Ball Corp. 4% 11/15/23		585,000	542,588
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(i)		78,412	82,333
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	67,600
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		1,455,000	1,389,525
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,650
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	223,627
6.75% 9/15/20 (Reg. S)	EUR	200,000	328,108
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	481,414
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,132,000
6.875% 2/15/21		500,000	538,125
7.875% 8/15/19		250,000	274,375
8.25% 2/15/21		250,000	270,313
Sealed Air Corp. 6.5% 12/1/20 (f)		145,000	160,225
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	140,122
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	110,985
			10,453,853
Diversified Financial Services - 5.6%
Aircastle Ltd.:
4.625% 12/15/18		180,000	184,275
5.125% 3/15/21		395,000	396,975
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	170,912	119,348
CIT Group, Inc.:
5% 8/15/22		270,000	276,075
5% 8/1/23		1,010,000	1,015,050
5.375% 5/15/20		330,000	352,275
5.5% 2/15/19 (f)		575,000	619,563
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Financial Services - continued
Comcel Trust 6.875% 2/6/24 (f)		$ 600,000	$ 627,750
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	421,000
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	334,351
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	146,539
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	365,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		255,000	256,913
5.875% 2/1/22 (f)		530,000	537,950
6% 8/1/20 (f)		425,000	448,375
International Lease Finance Corp.:
5.875% 8/15/22		1,825,000	1,925,375
6.25% 5/15/19		640,000	706,400
8.25% 12/15/20		1,640,000	1,978,250
8.625% 1/15/22		2,505,000	3,068,568
International Personal Finance PLC:
5.75% 4/7/21 (Reg S.)	EUR	300,000	421,603
11.5% 8/6/15	EUR	360,000	555,634
SLM Corp.:
4.875% 6/17/19		410,000	421,789
5.5% 1/15/19		445,000	467,918
5.5% 1/25/23		670,000	658,395
6.125% 3/25/24		420,000	418,446
8% 3/25/20		190,000	219,450
8.45% 6/15/18		620,000	730,825
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	557,500
Thomas Cook Finance PLC 7.75% 6/15/20 (Reg.S)	EUR	250,000	384,123
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	740,498
7.625% 1/15/20 (Reg. S)	EUR	250,000	370,249
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	452,415
			20,179,627
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	702,900
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	106,500
6.5% 11/15/22		275,000	294,250
7.625% 3/15/20		65,000	69,550
Lamar Media Corp.:
5.375% 1/15/24 (f)		120,000	124,350
5.875% 2/1/22		55,000	58,713
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,725
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC:
6% 4/15/22		$ 300,000	$ 315,000
7.875% 7/15/21		35,000	38,588
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		50,000	50,625
6% 1/15/21 (f)		59,000	61,803
			1,854,004
Electric Utilities - 4.7%
Calpine Corp.:
6% 1/15/22 (f)		225,000	239,063
7.875% 1/15/23 (f)		559,000	626,080
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	832,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	42,192
Enel SpA 5% 1/15/75 (i)	EUR	300,000	435,371
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	412,913
10% 12/1/20 (f)		2,290,000	2,424,538
11.25% 12/1/18 pay-in-kind (f)(i)		107,562	100,458
12% 3/1/22 (f)		2,120,000	2,522,800
GenOn Energy, Inc. 9.875% 10/15/20		385,000	403,288
InterGen NV 7% 6/30/23 (f)		1,110,000	1,165,500
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	424,000
6.95% 2/21/19 (Reg. S)		400,000	424,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		400,000	464,000
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	49,375
NRG Energy, Inc. 6.625% 3/15/23		645,000	674,025
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	401,250
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		400,000	409,648
8.375% 12/10/18		350,000	411,601
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	163,250
5.5% 11/22/21 (Reg. S)		200,000	203,250
Puget Energy, Inc.:
5.625% 7/15/22		120,000	138,692
6% 9/1/21		1,045,000	1,221,392
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Electric Utilities - continued
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		$ 200,000	$ 196,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	155,876
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	453,231
The AES Corp.:
4.875% 5/15/23		520,000	497,900
5.5% 3/15/24		140,000	140,000
7.375% 7/1/21		35,000	40,075
8% 10/15/17		3,000	3,563
TXU Corp.:
5.55% 11/15/14		1,361,000	571,620
6.5% 11/15/24		475,000	199,500
6.55% 11/15/34		1,000,000	420,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	279,873
			17,146,324
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	232,875
Afren PLC:
6.625% 12/9/20 (f)		250,000	251,250
10.25% 4/8/19 (f)		593,000	671,573
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,438
7% 5/20/22		180,000	198,000
Antero Resources Corp. 5.125% 12/1/22 (f)(h)		420,000	423,675
Antero Resources Finance Corp. 6% 12/1/20		585,000	625,950
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	202,438
Basic Energy Services, Inc. 7.75% 2/15/19		90,000	96,300
Chesapeake Energy Corp.:
4.875% 4/15/22		210,000	210,263
5.375% 6/15/21		430,000	450,425
5.75% 3/15/23		250,000	265,625
6.125% 2/15/21		270,000	295,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	532,500
6.125% 7/15/22		170,000	183,813
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	67,763
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	415,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Concho Resources, Inc. 5.5% 4/1/23		$ 240,000	$ 249,900
Continental Resources, Inc. 8.25% 10/1/19		300,000	321,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		175,000	182,875
7.75% 4/1/19		150,000	162,375
Denbury Resources, Inc. 4.625% 7/15/23		810,000	770,513
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	211,090
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	90,020
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	531,000
Edgen Murray Corp. 8.75% 11/1/20 (f)		97,000	112,035
EDP Finance BV 5.75% 9/21/17	EUR	500,000	776,035
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	538,050
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,575
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	122,513
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,275
9.375% 5/1/20		565,000	651,163
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		250,000	248,750
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	777,450
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	143,438
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	98,800
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	691,200
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	352,750
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	87,200
Indo Energy Finance II BV 6.375% 1/24/23		200,000	155,250
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	82,400
5.5% 2/1/22		175,000	179,375
8.125% 12/1/19		285,000	316,350
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22 (f)		340,000	346,800
Markwest Energy Partners LP/Markwest Energy Finance Corp. 4.5% 7/15/23		660,000	643,500
MIE Holdings Corp.:
6.875% 2/6/18 (Reg S.)		200,000	200,000
7.5% 4/25/19 (Reg S.)		200,000	201,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		200,000	200,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Offshore Group Investment Ltd.:
7.125% 4/1/23		$ 530,000	$ 522,050
7.5% 11/1/19		1,510,000	1,570,400
Oil States International, Inc. 6.5% 6/1/19		30,000	31,538
Pacific Drilling SA 5.375% 6/1/20 (f)		65,000	63,213
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	406,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,175,000	1,283,688
Pan American Energy LLC 7.875% 5/7/21 (f)		1,150,000	1,155,750
Petroleos Mexicanos 6.625% (f)(g)		1,050,000	1,081,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	206,506
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,825
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		90,000	96,300
Range Resources Corp. 5.75% 6/1/21		250,000	267,500
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	228,938
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		760,000	784,700
5.625% 4/15/23		400,000	404,000
SemGroup Corp. 7.5% 6/15/21		870,000	943,950
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	107,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		95,000	100,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	64,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	36,663
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		840,700	845,954
Ultra Petroleum Corp. 5.75% 12/15/18 (f)		230,000	242,075
Unit Corp. 6.625% 5/15/21		650,000	689,000
Western Refining, Inc. 6.25% 4/1/21		105,000	109,200
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	406,500
8.125% 4/22/18 (Reg. S)		200,000	203,250
YPF SA:
8.75% 4/4/24 (f)		600,000	604,890
8.875% 12/19/18 (f)		405,000	421,706
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,022,500
			28,799,416
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		85,000	87,125
5.625% 2/15/24 (f)		55,000	56,513
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23		$ 265,000	$ 257,050
5.125% 12/15/22		50,000	50,000
7.375% 6/15/21		15,000	16,650
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	708,525
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	177,225
Regal Entertainment Group:
5.75% 6/15/23		470,000	479,400
5.75% 2/1/25		55,000	54,450
			1,886,938
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,125
5.25% 8/1/20		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		103,000	110,210
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	212,000
Tervita Corp.:
9.75% 11/1/19 (f)		20,000	18,100
10.875% 2/15/18 (f)		20,000	19,200
			573,385
Food & Drug Retail - 1.3%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (f)		135,000	146,813
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	211,407
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		400,000	411,500
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	187,850
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,500,750
6.875% 12/15/28 (f)		705,000	706,763
7.7% 2/15/27		711,000	782,100
9.25% 3/15/20		155,000	176,700
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		400,000	458,500
Tops Markets LLC 8.875% 12/15/17		95,000	103,550
			4,685,933
Food/Beverage/Tobacco - 2.1%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	315,622
9.875% 5/1/19 (Reg. S)	EUR	100,000	157,464
CFG Investment SAC 9.75% 7/30/19 (Reg. S)		200,000	195,750
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	432,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - continued
Deutsche Raststatten Gruppe IV GmbH 6.75% 12/30/20 (Reg. S)	EUR	100,000	$ 150,527
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,430,475
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		205,000	221,400
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	302,498
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,160,000	1,174,500
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,135,000	1,118,543
MHP SA 10.25% 4/29/15 (f)		200,000	195,450
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	387,575
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	354,208
			7,436,012
Gaming - 1.7%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	254,438
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	403,988
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	216,764
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	98,325
4.875% 11/1/20 (f)		245,000	252,963
5.375% 11/1/23 (f)		195,000	200,850
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	133,575
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	154,238
MCE Finance Ltd.:
5% 2/15/21 (f)		230,000	229,425
5% 2/15/21 (Reg. S)		200,000	199,500
MGM Mirage, Inc.:
6.625% 12/15/21		150,000	165,045
8.625% 2/1/19		315,000	376,031
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		120,000	124,800
11% 10/1/21 (f)		175,000	182,000
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,250
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,665,000	1,856,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	460,800
Wynn Macau Ltd. 5.25% 10/15/21 (f)		800,000	812,000
			6,175,467
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - 5.1%
Alere, Inc. 6.5% 6/15/20		$ 530,000	$ 556,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	89,250
7.75% 2/15/19		195,000	209,138
Catamaran Corp. 4.75% 3/15/21 (Reg. S)		215,000	216,613
Cerba European Lab SAS:
7% 2/1/20 (Reg. S)	EUR	100,000	150,874
7% 2/1/20 (Reg. S) (h)	EUR	300,000	452,623
DaVita HealthCare Partners, Inc.:
5.75% 8/15/22		155,000	164,106
6.625% 11/1/20		300,000	319,875
Emergency Medical Services Corp. 8.125% 6/1/19		29,000	30,813
Financiere Medicis Lux SA 7% 5/15/20 (Reg. S)	EUR	100,000	147,017
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	78,473
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	151,915
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	319,725
HCA Holdings, Inc.:
4.75% 5/1/23		1,290,000	1,267,425
5% 3/15/24		335,000	332,488
5.875% 3/15/22		1,424,000	1,527,240
5.875% 5/1/23		340,000	345,950
6.25% 2/15/21		195,000	205,969
6.5% 2/15/20		895,000	997,925
7.5% 2/15/22		180,000	205,290
7.75% 5/15/21		950,000	1,043,813
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,250
7.75% 9/15/22		243,000	266,693
IMS Health, Inc. 6% 11/1/20 (f)		95,000	100,225
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,050
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	666,448
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	15,300
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	376,200
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	65,100
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	298,280
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	158,875
5.5% 2/1/21		120,000	125,700
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	75,075
Select Medical Corp. 6.375% 6/1/21		780,000	803,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21		$ 1,125,000	$ 1,078,594
4.5% 4/1/21		180,000	174,690
4.75% 6/1/20		135,000	135,675
6% 10/1/20 (f)		235,000	246,750
6.25% 11/1/18		85,000	93,543
6.75% 2/1/20		145,000	152,250
8.125% 4/1/22		955,000	1,060,050
9.25% 2/1/15		300,000	317,250
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	161,200
6.75% 8/15/18 (f)		665,000	719,863
6.75% 8/15/21 (f)		40,000	42,900
7.25% 7/15/22 (f)		25,000	27,250
7.5% 7/15/21 (f)		1,568,000	1,748,320
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	204,250
VWR Funding, Inc. 7.25% 9/15/17		340,000	364,599
			18,411,802
Homebuilders/Real Estate - 6.2%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	308,625
9.875% 3/20/17 (Reg. S)		800,000	839,000
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	210,184
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		990,000	1,004,850
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	144,200
Big Will Investments Ltd. 10.875% 4/29/16		200,000	214,500
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	89,463
Caifu Holdings Ltd. 8.75% 1/24/20 (Reg. S)		200,000	192,000
CBRE Group, Inc. 5% 3/15/23		510,000	513,825
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	212,500
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		400,000	371,088
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		400,000	396,316
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		400,000	414,500
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		400,000	395,000
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	188,920
12.25% 4/15/18		200,000	211,250
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		600,000	555,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Country Garden Holdings Co. Ltd.: - continued
11.125% 2/23/18 (Reg. S)		$ 400,000	$ 433,000
11.25% 4/22/17 (Reg. S)		100,000	105,625
D.R. Horton, Inc. 5.75% 8/15/23		575,000	610,938
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		800,000	731,000
Fantasia Holdings Group Co. Ltd.:
10.625% 1/23/19 (Reg. S)		200,000	183,028
13.75% 9/27/17		200,000	208,000
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	189,130
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	201,250
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	167,000
Greenland Hong Kong Holdings Ltd. 4.75% 10/18/16		200,000	199,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	491,875
Hopson Development Holdings Ltd. 11.75% 1/21/16		400,000	401,000
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	473,000
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,925
11.5% 7/20/20 (Reg. S)		105,000	112,875
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		800,000	775,000
12.875% 9/18/17		200,000	223,750
KB Home 4.75% 5/15/19		450,000	448,875
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	154,806
KWG Property Holding Ltd.:
8.975% 1/14/19 (Reg. S)		400,000	383,545
13.25% 3/22/17 (Reg. S)		400,000	444,000
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	185,778
6.875% 10/18/19		200,000	204,750
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	196,940
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	768,750
Powerlong Real Estate Holding Ltd.:
11.25% 1/25/18 (Reg. S)		100,000	95,000
13.75% 9/16/15 (Reg. S)		100,000	104,500
Realogy Corp. 9% 1/15/20 (f)		125,000	143,125
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	341,700
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	434,838
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		$ 200,000	$ 146,000
13% 3/10/16 (Reg. S)		100,000	67,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	213,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	724,890
Ryland Group, Inc. 5.375% 10/1/22		55,000	54,450
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		600,000	574,500
11% 3/8/18		200,000	220,000
Shui On Development Holding Ltd. 8.7% 5/19/18 (Reg. S) (h)		200,000	200,000
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	188,000
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		400,000	392,500
12.5% 10/16/17 (Reg. S)		400,000	433,500
Theta Capital Pte Ltd. 7% 5/16/19		400,000	413,078
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	201,076
Trillion Chance Ltd. 8.5% 1/10/19		800,000	780,000
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	90,000
William Lyon Homes, Inc.:
5.75% 4/15/19 (f)		90,000	91,800
8.5% 11/15/20		215,000	239,725
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	270,300
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		200,000	203,000
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	199,880
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		500,000	521,250
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	188,750
11.75% 10/25/17 (Reg. S)		400,000	423,500
			22,524,923
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,531
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		885,000	922,613
Host Hotels & Resorts LP 6% 10/1/21		60,000	68,657
Playa Resorts Holding BV 8% 8/15/20 (f)		300,000	324,000
			1,362,801
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Insurance - 0.5%
Assicurazioni Generali SpA:
7.75% 12/12/42 (i)	EUR	500,000	$ 867,961
10.125% 7/10/42 (i)	EUR	200,000	388,111
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	368,288
MAPFRE SA 5.921% 7/24/37 (i)	EUR	150,000	221,142
			1,845,502
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	603,719
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		85,000	86,700
			690,419
Metals/Mining - 2.7%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	148,200
6.25% 6/1/21		295,000	217,563
9.75% 4/15/18		210,000	197,400
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	739,500
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		400,000	415,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	197,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	53,750
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		200,000	93,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		200,000	95,000
Constellium NV 4.625% 5/15/21 (Reg. S)	EUR	300,000	416,205
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		200,000	211,650
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	210,500
8.25% 11/1/19 (f)		605,000	668,525
Fresnillo PLC 5.5% 11/13/23 (f)		400,000	410,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	382,500
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	51,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	386,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		200,000	120,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	82,000
7% 4/15/20 (f)		40,000	42,200
Nord Gold NV 6.375% 5/7/18 (f)		200,000	181,500
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	369,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,738
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
PT Adaro Indonesia:
7.625% 10/22/19 (f)		$ 1,150,000	$ 1,210,375
7.625% 10/22/19 (Reg. S)		200,000	210,500
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	406,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	116,150
Vedanta Resources PLC:
6% 1/31/19 (Reg S.)		200,000	199,250
8.25% 6/7/21 (Reg. S)		200,000	212,000
9.5% 7/18/18 (Reg. S)		600,000	674,280
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	228,938
11% 4/1/20 pay-in-kind (f)(i)		170,000	149,600
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	93,300
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		400,000	394,000
5.73% 5/16/22 (Reg. S)		200,000	183,750
			9,827,374
Paper - 0.1%
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	138,896
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	177,720
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	151,915
			468,531
Publishing/Printing - 1.1%
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	434,075
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)		2,300,000	2,633,500
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	209,250
R.R. Donnelley & Sons Co.:
6% 4/1/24		105,000	105,788
7% 2/15/22		180,000	198,000
Time, Inc. 5.75% 4/15/22 (f)		475,000	473,813
			4,054,426
Railroad - 0.1%
Florida East Coast Holdings Corp. 6.75% 5/1/19 (f)		120,000	123,300
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	222,525
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	174,400
			520,225
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		$ 105,000	$ 115,763
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	133,750
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	571,250
			820,763
Services - 2.0%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	66,750
Alfa SA de CV 5.25% 3/25/24 (f)		400,000	408,500
APX Group, Inc.:
6.375% 12/1/19		1,330,000	1,353,275
8.75% 12/1/20		1,245,000	1,269,900
ARAMARK Corp. 5.75% 3/15/20		255,000	267,431
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	900,900
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	101,650
Empark Funding SA 6.75% 12/15/19 (Reg. S)	EUR	200,000	296,893
FTI Consulting, Inc. 6% 11/15/22		205,000	209,100
Garda World Security Corp.:
7.25% 11/15/21 (f)		35,000	36,881
7.25% 11/15/21 (f)		100,000	105,375
Hertz Corp.:
5.875% 10/15/20		150,000	159,000
6.25% 10/15/22		105,000	112,350
Iron Mountain, Inc. 5.75% 8/15/24		125,000	123,438
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	981,150
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	74,550
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	540,219
TMS International Corp. 7.625% 10/15/21 (f)		55,000	58,713
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (i)		155,000	161,975
9.625% 6/15/18 pay-in-kind (i)		90,000	94,838
			7,322,888
Shipping - 0.7%
CEVA Group PLC:
7% 3/1/21 (f)		75,000	76,969
9% 9/1/21 (f)		65,000	66,788
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		335,000	349,238
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,150
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		225,000	225,615
Teekay Corp. 8.5% 1/15/20		1,150,000	1,328,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Shipping - continued
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		$ 115,000	$ 131,531
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	235,463
			2,424,004
Steel - 1.0%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		200,000	198,000
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		400,000	427,000
6.625% 4/15/21		200,000	214,750
6.8% 1/17/23 (Reg. S)		600,000	646,530
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		425,000	429,250
Metinvest BV 10.25% 5/20/15 (f)		100,000	94,520
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	558,350
11.25% 10/15/18		200,000	224,500
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	131,100
TMK Capital SA 7.75% 1/27/18		800,000	765,000
			3,689,000
Super Retail - 0.3%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,775
Claire's Stores, Inc. 7.75% 6/1/20 (f)		60,000	40,950
CST Brands, Inc. 5% 5/1/23		65,000	64,350
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	208,650
5.75% 2/15/18		80,000	66,400
7.4% 4/1/37		85,000	63,325
Limited Brands, Inc. 5.625% 2/15/22		250,000	262,813
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	183,600
Sally Holdings LLC 6.875% 11/15/19		35,000	38,281
Sonic Automotive, Inc.:
5% 5/15/23		40,000	39,300
7% 7/15/22		105,000	115,763
			1,105,207
Technology - 3.8%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	426,500
6.125% 9/15/23 (f)		260,000	282,750
ADT Corp. 6.25% 10/15/21 (f)		235,000	244,988
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		435,000	455,663
Avaya, Inc. 7% 4/1/19 (f)		370,000	368,150
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - continued
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		$ 200,000	$ 200,750
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,015,000	1,063,213
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(i)		355,000	347,900
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	129,263
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	153,731
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	121,275
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		115,000	123,338
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		180,000	181,800
Entegris, Inc. 6% 4/1/22 (f)		70,000	70,875
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,033,588
11.25% 1/15/21		535,000	611,238
11.75% 8/15/21		145,000	154,425
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	162,500
10% 2/1/19 (Reg. S)		200,000	162,500
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(i)		105,000	105,525
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	957,500
Micron Technology, Inc. 5.875% 2/15/22 (f)		165,000	174,075
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	255,313
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		400,000	417,500
Quad/Graphics, Inc. 7% 5/1/22 (f)		255,000	255,000
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	204,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	117,600
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	90,225
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	214,650
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	309,013
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	400,000	579,912
VeriSign, Inc. 4.625% 5/1/23		1,870,000	1,790,525
Viasystems, Inc. 7.875% 5/1/19 (f)		220,000	234,300
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	615,850
10.25% 7/15/19 (f)		45,000	50,850
13.375% 10/15/19		220,000	258,500
			13,924,785
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - 10.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		$ 160,000	$ 163,800
6.75% 11/15/20 (f)		490,000	514,500
Altice Financing SA:
6.5% 1/15/22 (f)		200,000	209,500
6.5% 1/15/22 (Reg. S)	EUR	200,000	294,812
7.875% 12/15/19 (f)		775,000	846,316
Altice Finco SA:
8.125% 1/15/24 (f)		200,000	216,000
9.875% 12/15/20 (f)		665,000	762,423
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (f)(h)		400,000	407,700
8.625% 5/6/19 (Reg. S) (h)		200,000	203,850
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,344
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)		700,000	922,250
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	653,125
Crown Castle International Corp. 4.875% 4/15/22		730,000	740,950
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	531,563
7% 2/15/20 (f)		400,000	416,500
7.125% 4/1/22 (f)		620,000	623,100
8.25% 9/1/17 (f)		300,000	311,265
8.25% 9/30/20 (f)		525,000	559,125
DigitalGlobe, Inc. 5.25% 2/1/21		905,000	882,375
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	303,178
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)(i)		289,508	301,088
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	262,900
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	419,651
Frontier Communications Corp. 8.5% 4/15/20		750,000	873,281
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	786,500
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,134,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		1,000,000	978,750
6.625% 12/15/22 (Reg. S)		590,000	606,225
7.5% 4/1/21		400,000	438,500
Intelsat Luxembourg SA:
7.75% 6/1/21		965,000	1,006,013
8.125% 6/1/23		1,295,000	1,359,750
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,363
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)		$ 265,000	$ 278,250
7% 6/1/20		900,000	972,000
Millicom International Cellular SA 6.625% 10/15/21 (f)		600,000	625,500
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (i)	EUR	100,000	142,897
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	489,500
8.625% 6/22/20 (f)		550,000	622,875
NII Capital Corp. 7.625% 4/1/21		70,000	20,825
OTE PLC:
4.625% 5/20/16	EUR	500,000	721,339
7.25% 2/12/15 (e)	EUR	50,000	72,073
Pacnet Ltd.:
9% 12/12/18 (f)		200,000	214,000
9% 12/12/18 (Reg. S)		200,000	214,000
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	739,104
SBA Communications Corp. 5.625% 10/1/19		245,000	256,944
Sprint Capital Corp.:
6.9% 5/1/19		815,000	894,463
8.75% 3/15/32		495,000	553,781
Sprint Communications, Inc.:
6% 11/15/22		2,555,000	2,574,163
9% 11/15/18 (f)		505,000	615,469
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	299,250
7.875% 9/15/23 (f)		530,000	584,325
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		195,000	205,481
6.25% 4/1/21		380,000	404,700
6.464% 4/28/19		85,000	90,100
6.542% 4/28/20		305,000	327,875
6.625% 4/1/23		580,000	620,600
6.633% 4/28/21		275,000	297,000
6.731% 4/28/22		205,000	221,144
6.836% 4/28/23		80,000	86,100
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	393,500
Telecom Italia SpA:
4.5% 1/25/21 (Reg. S)	EUR	150,000	219,852
4.875% 9/25/20 (Reg. S)	EUR	500,000	747,796
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	420,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	$ 150,681
6.375% 11/15/20 (Reg. S)	EUR	200,000	297,538
6.75% 8/15/24 (Reg. S)	EUR	100,000	152,609
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	441,525
6.375% 9/1/23		435,000	463,275
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		550,000	589,188
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	501,250
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		1,000,000	1,072,500
7.25% 2/15/18 (f)		400,000	421,000
7.375% 2/15/18	EUR	550,000	805,010
7.375% 2/15/18 (Reg. S)	EUR	250,000	365,220
7.375% 4/23/21 (f)		415,000	427,450
			38,583,849
Textiles & Apparel - 0.1%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	201,920
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	78,000
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	197,000
			476,920
TOTAL NONCONVERTIBLE BONDS (Cost $292,714,680)			303,169,026
Government Obligations - 0.7%

Germany - 0.7%
German Federal Republic 0% 6/13/14 (Cost $2,607,521)	EUR	1,875,000	2,600,761
Common Stocks - 1.7%
	Shares
Automotive - 0.3%
General Motors Co.	26,868	926,409
Common Stocks - continued
	Shares	Value
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	83,000	$ 532,030
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	740,000
Energy - 0.3%
CVR Refining, LP	28,000	670,040
EP Energy Corp.	22,000	427,460
		1,097,500
Healthcare - 0.1%
Express Scripts Holding Co. (a)	7,500	499,350
Homebuilders/Real Estate - 0.1%
Realogy Holdings Corp. (a)	7,900	332,195
Metals/Mining - 0.2%
OCI Resources LP	25,348	556,389
Services - 0.2%
ARAMARK Holdings Corp.	21,900	617,361
WP Rocket Holdings, Inc.	80,442	100,553
		717,914
Telecommunications - 0.2%
Broadview Networks Holdings, Inc. (a)	12,187	30,468
Verizon Communications, Inc.	12,500	584,125
		614,593
TOTAL COMMON STOCKS (Cost $5,673,394)		6,016,380
Nonconvertible Preferred Stocks - 0.6%

Banks & Thrifts - 0.2%
Ally Financial, Inc. 7.00% (f)	709	702,176
Goldman Sachs Group, Inc. Series J, 5.50%	9,388	221,838
		924,014
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,374,500
Services - 0.0%
WP Rocket Holdings, Inc. 15.00% (a)	58,865	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,896,764)		2,298,515
Bank Loan Obligations - 4.4%
	Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (i)	$ 29,775	$ 29,775
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (i)	64,352	64,030
		93,805
Broadcasting - 0.2%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (i)	648,094	644,854
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (i)	189,525	190,473
NEP/NCP Holdco, Inc. Tranche B, term loan 4.25% 1/22/20 (i)	95,000	94,881
		930,208
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (i)	59,700	59,551
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	238,525
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	24,592	24,653
		263,178
Consumer Products - 0.2%
Bauer Performance Sports Ltd. Tranche B, term loan 4.5% 4/15/21 (i)	190,000	189,772
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	399,000	398,501
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (i)	44,775	44,663
		632,936
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	416,138
Tranche B 2LN, term loan 4% 7/10/20 (i)	143,188	142,830
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (i)	335,000	335,000
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (i)	23,145	23,260
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	212,850	212,318
TransUnion LLC Tranche B, term loan 4% 4/9/21 (i)	585,000	582,075
		1,711,621
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Diversified Media - 0.3%
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (i)	$ 120,000	$ 119,100
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	250,000	248,750
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (i)	693,263	696,729
		1,064,579
Electric Utilities - 0.1%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	54,588	54,588
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	153,719	153,719
		208,307
Energy - 0.5%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,313
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	978,500
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	23,613	23,642
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,625	49,563
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,181
Sheridan Investment Partners I term loan 4.25% 12/16/20 (i)	75,379	75,379
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (i)	10,486	10,486
Tranche M, term loan 4.25% 12/16/20 (i)	3,911	3,911
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	352,338	355,420
		1,665,858
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (i)	35,000	34,869
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,531
Tranche B 7LN, term loan 3.5% 2/21/20 (i)	148,875	148,689
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Food & Drug Retail - continued
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (i)	$ 103,948	$ 103,689
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (i)	38,220	38,223
		316,132
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	84,362	84,257
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	76,313
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (i)	65,000	64,188
Tranche B 1LN, term loan 4.2531% 2/18/21 (i)	129,675	129,189
		353,947
Gaming - 0.2%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 4/10/21 (j)	85,000	84,788
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (i)	48,878	49,916
5.5% 11/21/19 (i)	20,948	21,393
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,188
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	88,875	88,324
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (i)	39,900	40,459
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (i)	310,919	310,546
		673,614
Healthcare - 0.1%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (i)	130,000	129,838
Tranche B 1LN, term loan 4.75% 4/23/21 (i)	105,000	104,869
MModal, Inc. Tranche B, term loan 9% 8/17/19 (i)	215,752	170,444
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (i)	84,227	83,806
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (i)	24,688	24,811
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (i)	15,000	15,113
Tranche B 2LN, term loan 4.25% 7/3/19 (i)	19,925	19,900
		548,781
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	$ 135,450	$ 135,111
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (i)	241,123	240,219
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (i)	29,850	29,925
		270,144
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	287,100	276,693
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,400
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (i)	348,250	346,073
		643,166
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	299,191	303,305
Publishing/Printing - 0.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (i)	70,000	71,050
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (i)	19,600	19,625
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (i)	546,423	550,179
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	884,908	886,014
		1,526,868
Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	148,658	146,800
Steel - 0.1%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (i)	145,000	145,725
Tranche B 1LN, term loan 4.5% 4/9/21 (i)	260,000	259,675
		405,400
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - 0.4%
Ancestry.com, Inc. Tranche B 2LN, term loan 4% 5/15/18 (i)	$ 21,375	$ 21,375
Avago Technologies, Inc. Tranche B, term loan 4/16/21 (j)	520,000	522,600
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,663	44,551
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (i)	124,688	123,914
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (i)	310,000	319,331
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	158,423	157,829
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (i)	110,000	109,450
Tranche 2LN, term loan 8% 4/9/22 (i)	95,000	94,525
		1,393,575
Telecommunications - 0.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (i)	1,416,450	1,435,926
Crown Castle Operating Co. Tranche B 2LN, term loan 3.25% 1/31/21 (i)	146,647	146,647
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	163,350	168,251
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (i)	25,000	25,500
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (i)	180,000	180,234
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	6,325	6,372
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.3383% 1/31/20 (i)	54,863	55,343
		2,018,273
TOTAL BANK LOAN OBLIGATIONS (Cost $15,774,216)		16,037,903
Preferred Securities - 4.8%

Banks & Thrifts - 2.9%
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	204,042
Banco Santander SA 6.25% (g)(i)	100,000	139,905
Bank of America Corp. 5.2% (g)(i)	345,000	331,742
Barclays Bank PLC:
4.75% (g)(i)	400,000	519,801
4.875% (g)(i)	400,000	526,138
Preferred Securities - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Barclays Bank PLC: - continued
7.625% 11/21/22		$ 685,000	$ 801,124
Barclays PLC 8% (g)(i)		200,000	298,330
BNP Paribas SA 5.019% (g)(i)		50,000	74,394
BPCE SA 9% (g)(i)		600,000	887,378
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(i)		300,000	470,413
Credit Agricole SA:
6.5%(Reg S.) (g)(i)		300,000	431,848
7.875% (g)(i)		400,000	678,293
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)		200,000	317,680
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	429,521
Intesa Sanpaolo SpA:
8.047% (g)(i)		500,000	830,849
8.375% (g)(i)		500,000	843,706
JPMorgan Chase & Co. 5.15% (g)(i)		1,215,000	1,180,980
Natixis SA 6.307% (g)(i)		150,000	235,827
Royal Bank of Scotland Group PLC 7.0916% (g)(i)		50,000	73,044
SBB Capital Corp. 6.62% (g)(i)		200,000	211,583
Societe Generale 6.999% (g)(i)		200,000	323,315
State Bank of India 6.439% (g)(i)		300,000	295,140
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)		250,000	375,270
UniCredit International Bank Luxembourg SA 8.125% (g)(i)		100,000	169,332
			10,649,655
Consumer Products - 0.3%
Cosan Overseas Ltd. 8.25% (g)		900,000	939,103
Diversified Financial Services - 1.1%
Baggot Securities Ltd. 10.24% (Reg. S) (g)		100,000	154,452
China CITIC Bank International Ltd. 7.25% (Reg S.) (g)(i)		400,000	411,913
Citigroup, Inc.:
5.35% (g)(i)		2,385,000	2,282,877
5.9% (g)(i)		770,000	769,787
5.95% (g)(i)		395,000	396,464
			4,015,493
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	539,782
Insurance - 0.0%
Groupama SA 6.298% (g)(i)		100,000	139,976
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(i)		400,000	408,710
Preferred Securities - continued
	Principal Amount (d)	Value
Steel - 0.2%
CITIC Pacific Ltd. 8.625% (Reg. S) (g)(i)	$ 300,000	$ 341,404
KBC Groupe SA 5.625% (Reg. S) (g)(i)	150,000	206,873
		548,277
TOTAL PREFERRED SECURITIES (Cost $15,395,817)		17,240,996
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $17,050,035)	17,050,035	17,050,035
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $351,112,427)		364,413,616
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,549,794)
NET ASSETS - 100%		$ 362,863,822
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,152,286 or 30.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,941
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,075,800	$ 2,075,800	$ -	$ -
Energy	1,097,500	1,097,500	-	-
Financials	2,630,709	1,928,533	702,176	-
Health Care	499,350	499,350	-	-
Industrials	100,554	-	-	100,554
Materials	1,296,389	1,296,389	-	-
Telecommunication Services	614,593	614,593	-	-
Corporate Bonds	303,169,026	-	303,169,026	-
Government Obligations	2,600,761	-	2,600,761	-
Bank Loan Obligations	16,037,903	-	15,249,804	788,099
Preferred Securities	17,240,996	-	17,240,996	-
Money Market Funds	17,050,035	17,050,035	-	-
Total Investments in Securities:	$ 364,413,616	$ 24,562,200	$ 338,962,763	$ 888,653
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	51.7%
Luxembourg	6.9%
Cayman Islands	6.2%
Netherlands	4.1%
France	2.9%
United Kingdom	2.9%
Germany	2.5%
Ireland	2.1%
Canada	1.9%
Mexico	1.9%
British Virgin Islands	1.9%
Hong Kong	1.5%
Italy	1.4%
Bermuda	1.2%
Brazil	1.0%
Singapore	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $334,062,392)	$ 347,363,581
Fidelity Central Funds (cost $17,050,035)	17,050,035
Total Investments (cost $351,112,427)		$ 364,413,616
Cash		542,041
Receivable for investments sold Regular delivery		1,874,433
Delayed delivery		71,225
Receivable for fund shares sold		566,378
Dividends receivable		40,422
Interest receivable		5,620,671
Distributions receivable from Fidelity Central Funds		1,388
Prepaid expenses		305
Receivable from investment adviser for expense reductions		826
Other receivables		749
Total assets		373,132,054

Liabilities
Payable for investments purchased Regular delivery	$ 3,109,251
Delayed delivery	6,560,177
Payable for fund shares redeemed	97,523
Distributions payable	150,547
Accrued management fee	212,601
Distribution and service plan fees payable	4,972
Other affiliated payables	62,711
Other payables and accrued expenses	70,450
Total liabilities		10,268,232

Net Assets		$ 362,863,822
Net Assets consist of:
Paid in capital		$ 346,646,868
Undistributed net investment income		1,599,944
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,340,387
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,276,623
Net Assets		$ 362,863,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,999,941 ÷ 783,318 shares)	$ 10.21

Maximum offering price per share (100/96.00 of $10.21)	$ 10.64
Class T: Net Asset Value and redemption price per share ($1,594,894 ÷ 156,178 shares)	$ 10.21

Maximum offering price per share (100/96.00 of $10.21)	$ 10.64
Class C: Net Asset Value and offering price per share ($3,719,707 ÷ 364,235 shares)A	$ 10.21

Global High Income: Net Asset Value, offering price and redemption price per share ($344,205,744 ÷ 33,702,207 shares)	$ 10.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,343,536 ÷ 523,193 shares)	$ 10.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2014

Investment Income
Dividends		$ 882,685
Interest		20,074,293
Income from Fidelity Central Funds		14,941
Total income		20,971,919

Expenses
Management fee	$ 2,387,572
Transfer agent fees	450,327
Distribution and service plan fees	50,417
Accounting fees and expenses	173,644
Custodian fees and expenses	34,854
Independent trustees' compensation	1,535
Registration fees	81,319
Audit	73,783
Legal	905
Miscellaneous	2,707
Total expenses before reductions	3,257,063
Expense reductions	(4,279)	3,252,784
Net investment income (loss)		17,719,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,663,125
Foreign currency transactions	67,405
Total net realized gain (loss)		4,730,530
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,365,007)
Assets and liabilities in foreign currencies	(37,548)
Total change in net unrealized appreciation (depreciation)		(6,402,555)
Net gain (loss)		(1,672,025)
Net increase (decrease) in net assets resulting from operations		$ 16,047,110

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2014	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,719,135	$ 15,528,945
Net realized gain (loss)	4,730,530	5,891,893
Change in net unrealized appreciation (depreciation)	(6,402,555)	14,154,739
Net increase (decrease) in net assets resulting from operations	16,047,110	35,575,577
Distributions to shareholders from net investment income	(16,962,893)	(14,097,015)
Distributions to shareholders from net realized gain	(7,941,424)	(1,212,437)
Total distributions	(24,904,317)	(15,309,452)
Share transactions - net increase (decrease)	9,681,594	103,184,369
Redemption fees	71,966	77,615
Total increase (decrease) in net assets	896,353	123,528,109

Net Assets
Beginning of period	361,967,469	238,439,360
End of period (including undistributed net investment income of $1,599,944 and undistributed net investment income of $1,123,615, respectively)	$ 362,863,822	$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.506	.526	.476
Net realized and unrealized gain (loss)	(.036)	.714	(.317)
Total from investment operations	.470	1.240	.159
Distributions from net investment income	(.483)	(.477)	(.423)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.722)	(.523)	(.423)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.86%	13.13%	1.80%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23%	1.24%	1.38% A
Expenses net of fee waivers, if any	1.23%	1.24%	1.25% A
Expenses net of all reductions	1.23%	1.24%	1.25% A
Net investment income (loss)	5.03%	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,000	$ 6,419	$ 10,102
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.504	.523	.477
Net realized and unrealized gain (loss)	(.036)	.712	(.318)
Total from investment operations	.468	1.235	.159
Distributions from net investment income	(.481)	(.472)	(.423)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.720)	(.518)	(.423)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.84%	13.08%	1.80%
Ratios to Average Net Assets F,I
Expenses before reductions	1.35%	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.25%	1.25%	1.25% A
Net investment income (loss)	5.01%	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595	$ 1,349	$ 9,362
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.428	.448	.407
Net realized and unrealized gain (loss)	(.035)	.712	(.317)
Total from investment operations	.393	1.160	.090
Distributions from net investment income	(.406)	(.397)	(.354)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.645)	(.443)	(.354)
Redemption fees added to paid in capital E	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.46	$ 9.74
Total Return B,C,D	4.05%	12.23%	1.07%
Ratios to Average Net Assets F,I
Expenses before reductions	2.05%	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00%	2.00%	2.00% A
Expenses net of all reductions	2.00%	2.00%	2.00% A
Net investment income (loss)	4.26%	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,720	$ 2,941	$ 9,878
Portfolio turnover rate G	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global High Income

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.534	.555	.495
Net realized and unrealized gain (loss)	(.046)	.724	(.312)
Total from investment operations	.488	1.279	.183
Distributions from net investment income	(.511)	(.506)	(.447)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.750)	(.552)	(.447)
Redemption fees added to paid in capital D	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.47	$ 9.74
Total Return B,C	5.05%	13.56%	2.06%
Ratios to Average Net Assets E,H
Expenses before reductions	.95%	.96%	1.07% A
Expenses net of fee waivers, if any	.95%	.96%	1.00% A
Expenses net of all reductions	.95%	.96%	1.00% A
Net investment income (loss)	5.30%	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,206	$ 345,210	$ 197,480
Portfolio turnover rate F	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.532	.549	.499
Net realized and unrealized gain (loss)	(.046)	.728	(.317)
Total from investment operations	.486	1.277	.182
Distributions from net investment income	(.509)	(.504)	(.446)
Distributions from net realized gain	(.239)	(.046)	-
Total distributions	(.748)	(.550)	(.446)
Redemption fees added to paid in capital D	.002	.003	.004
Net asset value, end of period	$ 10.21	$ 10.47	$ 9.74
Total Return B,C	5.03%	13.54%	2.05%
Ratios to Average Net Assets E,H
Expenses before reductions	.97%	.98%	1.13% A
Expenses net of fee waivers, if any	.97%	.98%	1.00% A
Expenses net of all reductions	.97%	.98%	1.00% A
Net investment income (loss)	5.28%	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,344	$ 6,049	$ 11,617
Portfolio turnover rate F	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2014

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,356,530
Gross unrealized depreciation	(4,227,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 14,129,076

Tax Cost	$ 350,284,540

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 840,140
Undistributed long-term capital gain	$ 1,293,730
Net unrealized appreciation (depreciation)	$ 14,104,510

The tax character of distributions paid was as follows:

	April 30, 2014	April 30, 2013
Ordinary Income	$ 18,855,196	$ 15,256,737
Long-term Capital Gains	6,049,121	52,715
Total	$ 24,904,317	$ 15,309,452

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $231,099,518 and $230,724,152, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 15,705	$ 470
Class T	-%	.25%	3,407	-
Class C	.75%	.25%	31,305	14,018
			$ 50,417	$ 14,488

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,200
Class T	521
Class C*	934
$ 4,655

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,023.16
Class T	3,769.28
Class C	7,100.23
Fidelity Global High Income Fund	421,732.13
Institutional Class	7,703.15
	$ 450,327

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $82 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $606 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.25%	$ 1,363
Class C	2.00%	1,591
		$ 2,954

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,268.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2014	2013
From net investment income
Class A	$ 301,725	$ 385,177
Class T	65,194	201,653
Class C	126,053	213,823
Fidelity Global High Income Fund	16,212,658	12,959,407
Institutional Class	257,263	336,955
Total	$ 16,962,893	$ 14,097,015
From net realized gain
Class A	$ 152,979	$ 33,983
Class T	29,538	6,672
Class C	70,175	12,006
Fidelity Global High Income Fund	7,560,648	1,143,686
Institutional Class	128,084	16,090
Total	$ 7,941,424	$ 1,212,437

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Class A
Shares sold	520,166	891,994	$ 5,266,727	$ 9,007,648
Reinvestment of distributions	38,112	35,775	383,509	356,668
Shares redeemed	(388,303)	(1,351,772)	(3,910,568)	(13,585,735)
Net increase (decrease)	169,975	(424,003)	$ 1,739,668	$ (4,221,419)
Class T
Shares sold	88,315	89,413	$ 888,385	$ 908,160
Reinvestment of distributions	9,045	20,699	90,961	203,219
Shares redeemed	(70,058)	(942,577)	(703,740)	(9,376,834)
Net increase (decrease)	27,302	(832,465)	$ 275,606	$ (8,265,455)
Class C
Shares sold	149,109	227,901	$ 1,503,667	$ 2,307,855
Reinvestment of distributions	17,367	21,503	174,621	212,206
Shares redeemed	(83,275)	(982,676)	(837,413)	(9,789,298)
Net increase (decrease)	83,201	(733,272)	$ 840,875	$ (7,269,237)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended April 30,	2014	2013	2014	2013
Fidelity Global High Income Fund
Shares sold	12,907,329	18,772,878	$ 129,978,506	$ 190,172,629
Reinvestment of distributions	2,136,351	1,286,561	21,478,679	12,953,475
Shares redeemed	(14,327,532)	(7,351,380)	(144,088,446)	(74,166,575)
Net increase (decrease)	716,148	12,708,059	$ 7,368,739	$ 128,959,529
Institutional Class
Shares sold	143,981	401,857	$ 1,452,570	$ 4,107,801
Reinvestment of distributions	6,722	25,921	67,630	255,111
Shares redeemed	(205,533)	(1,042,691)	(2,063,494)	(10,381,961)
Net increase (decrease)	(54,830)	(614,913)	$ (543,294)	$ (6,019,049)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2014 by correspondence with the custodian, agent bank and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 23, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, and William S. Stavropoulos, each of the Trustees oversees 173 funds. Mr. Curvey oversees 396 funds. Mr. Lautenbach and Mr. Stavropoulos each oversees 247 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research and Analysis Company (FRAC), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Hong Kong) (2009-2014), Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2011 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Global High Income Fund	06/09/2014	06/06/2014	$0.037

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2014, $4,105,476, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,508,100 of distributions paid during the period January 1, 2014 to April 30, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GHI-UANN-0614
1.926248.102

Item 2. Code of Ethics

As of the end of the period, April 30, 2014, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series High Income Fund and Fidelity Short Duration High Income Fund (the "Funds"):

Services Billed by Deloitte Entities

April 30, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$53,000	$-	$5,800	$2,700
Fidelity Short Duration High Income Fund	$43,000	$-	$5,800	$200

April 30, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$53,000	$-	$5,800	$1,900
Fidelity Short Duration High Income Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Short Duration High Income Fund commenced operations on November 5, 2013.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital & Income Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund and Fidelity High Income Fund (the "Funds"):

Services Billed by PwC

April 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$188,000	$-	$3,300	$5,000
Fidelity Focused High Income Fund	$74,000	$-	$3,300	$1,800
Fidelity Global High Income Fund	$68,000	$-	$3,300	$1,600
Fidelity High Income Fund	$157,000	$-	$3,300	$3,700

April 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$200,000	$-	$3,300	$5,400
Fidelity Focused High Income Fund	$74,000	$-	$3,300	$1,900
Fidelity Global High Income Fund	$67,000	$-	$3,300	$1,600
Fidelity High Income Fund	$165,000	$-	$3,300	$4,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2014A,B	April 30, 2013A,B
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$695,000	$1,270,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Short Duration High Income Fund's commencement of operations.

Services Billed by PwC

	April 30, 2014A	April 30, 2013A
Audit-Related Fees	$4,970,000	$4,755,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2014 A,B	April 30, 2013 A,B
Deloitte Entities	$1,590,000	$2,280,000
PwC	$5,560,000	$5,360,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Short Duration High Income Fund's commencements of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2014